EXHIBIT 99.10

Seller Loan ID	Original Balance	State	Loan Status	Originator QM/ATR Status	TPR QM/ATR Status	Finding Group	Loan Exception Status	Moodys Final Exception Level Grade	Fitch Final Exception Level Grade	S&P Final Exception Level Grade	Kroll Final Exception Level Grade	DBRS Final Exception Level Grade	Category	Breach Name	Initial Comment	Client/Seller Response Comments	Conclusion Comments Date Cleared Canceled Or Exception Remains Note Must State Final Status	Waiver Or Exception	Waiver or Exception Made By	Compensating Factors	General Comments
300000033	Per Note	NY	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		01/12/14: CDA provided reflecting a value of $9,450,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum DTI is 10.67%; CLTV is lower than guideline maximum CLTV is 10%; Years on Job Borrower has been with current employer 15 years; FICO is higher than guideline minimum FICOo is 813;

300000033	Per Note	NY	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	General Compliance	Missing Documentation
The file is missing evidence that property 1 and 2  listed on the Schedule of Real Estate are free and clear, or supply evidence of mortgage payments. Items received are subject to additional conditions.
Please see attached property profiles which verify the property as free and clear of mortgages
01/15/2015: Audit reviewed the lender rebuttal and has determine that property profiles  reflects no  current mortgages of record. Condition cleared.
 01/13/2015: Nothing received to clear this item. Condition remains.

DTI is lower than guideline maximum DTI is 10.67%; CLTV is lower than guideline maximum CLTV is 10%; Years on Job Borrower has been with current employer 15 years; FICO is higher than guideline minimum FICOo is 813;

300000039	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		01/12/14: CDA provided reflecting a value of $2,100,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			Years in Field 11 years in field; Years on Job 6 years on job; Reserves are higher than guideline minimum 170 months of reserves;
300000039	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	TILA	Finance Charge Under Disclosed	Finance Charge Under Disclosure by $1,440.85. Missing TIL itemization to determine under disclosure.		01/15/2015: Received TIL Itemization, which confirms no under-disclosure. Condition cleared.			Years in Field 11 years in field; Years on Job 6 years on job; Reserves are higher than guideline minimum 170 months of reserves;
300000039	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation
The Borrower needed $742,259.30 in assets to close. $210,000. of this was the earnest money deposit, which was not provided.  Documentation in file confirmed liquid assets of $609,712.46.  Provide documentation to confirm the earnest money deposit of $210,000 cleared prior to the lastest bank statement date of 1/31/2014 or liquidation of qualified assets in the amount of $132,547 prior to closing.

Per the attached approval, the borrower had more than $742K in assets as stated by the reviewer. The borrower had verified assets of $1,729,594 in non-retirement assets that was more than sufficient to cover the $210K EMD (See attached assets). The purchase contract also included acknowledgement of receipt of the down-payment check in the amount of the $210K (See attached). Lender requests this condition be cleared.

01/21/2015: Audit reviewed the lender rebuttal and has determine that sufficient assets were provided with $761,259.55 (checking/savings) and $968,334.56 (stocks/securities.  Documentation was provided to confirm the receipt and deposit of the EMD by the seller's attorney on 02/07/2014.  Condition cleared.
Years in Field 11 years in field; Years on Job 6 years on job; Reserves are higher than guideline minimum 170 months of reserves;
300000039	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Documentation
Provide proof following corporations and partnerships have been dissolved: business B,C &D on the 2011  1040, Schedule E and business C on the 2012 1040 Schedule E..  The Borrower's prior year tax returns reflect substantial losses, the evidence of dissolved companies are needed so the losses are not counted in Borrower's income.
Lender provided a CPA letter in file that addressed the four entities prior to closing (See attached CPA letter).
01/21/2015: Audit reviewed the lender rebuttal and has determine that the CPA letter submitted is deemed acceptable.  Audit  verified with the State website for corporations that all companies have been dissolved.  Condition cleared.
Years in Field 11 years in field; Years on Job 6 years on job; Reserves are higher than guideline minimum 170 months of reserves;
300000039	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Debt to Income Ratio utilizing QM methodology exceeds 43%	48.40% > 43% QM max DTI when utilizing QM qualifying methods. Audit calculation of QM qualifying payment is $12,846.02.		7/26/16: Data tape provided with lender agreement of QM status of NonQM for subject loan. Client is willing to purchase loan as NonQM/ATR Compliant. Subject loan meets ATR criteria.			Years in Field 11 years in field; Years on Job 6 years on job; Reserves are higher than guideline minimum 170 months of reserves;
300000044	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		01/06/2015: CDA provided reflecting value of $1,000,000, 0.00% variance, is within tolerance. Condition cleared.
300000064	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		01/06/2015: CDA provided reflecting value of $685,000, 0.70% variance, is within tolerance. Condition cleared.			Full Documentation Full Documentation loan; Years in Field Same line of work 5 years; DTI is lower than guideline maximum DTI 31.03% < 38.00% max;
300000225	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	CDA	01/09/2015: A CDA report reflecting a value of $2,950,000 which is a 0% variance was provided. Condition Cleared. 01/07/2015: Nothing received to clear this item. Condition remains.
300000255	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		01/09/14: CDA provided reflecting a value of $3,200,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 23.28% DTI; LTV is lower than guideline maximum 39.06% LTV; Reserves are higher than guideline minimum 52.4 months reserves exceeds 6 month requirement. ;
300000255	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged	B	B	CB	B	B	Terms/Guidelines	CO-Borrower credit report dated greater than 120 days from Note date	The credit report is dated more than 120 days before consummation date.
Lender agrees that the report in our file is stale. Please see attached updated credit report for borrower. As you can see, borrower’s current mid score is 705, which is down from the 780 score showing on the old report but is still acceptable, especially given that it appears that the primary factor for the drop is a single 30 day late on a Revolving credit  card with a limit of $2K. Relatively high revolving debt should also not be a real factor given that borrower had a DTI of 23% and could easily handle such debt. As borrower’s score was excellent prior to closing and is still good, and since borrower has maintained a perfect pay history on Lenders loan since transaction closed in 2011,Lender believes that it is demonstrated that borrower has the ability and willingness to handle all debt as agreed. At a 39% LTV, borrower certainly also has the motivation Client to make a decision.

01/13/2015: Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: DTI 23.28%,  CLTV 62.50% and 52.40 months reserves.  Current credit report provided with score of 705 vs 780 at closing. The stale credit report of 140 days is non-material to the overall ability to repay the subject loan. Condition acknowledged loan will be rated a 'B'.
																		Exception	Aggregator	DTI is lower than guideline maximum 23.28% DTI; LTV is lower than guideline maximum 39.06% LTV; Reserves are higher than guideline minimum 52.4 months reserves exceeds 6 month requirement. ;
300000255	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged	B	B	CB	B	B	Terms/Guidelines	Borrower credit report dated greater than 120 days from Note date	Credit report date 9/27/2011
Lender agrees that the report in our file is stale. Please see attached updated credit report for borrower dated 1/12/15. As you can see, borrower’s current mid score is 705, which is down from the 780 score showing on the old report but is still acceptable, especially given that it appears that the primary factor for the drop is a single 30 day late on a Revolving credit  card with a limit of $2K. Relatively high revolving debt should also not be a real factor given that borrower had a DTI of 23% and could easily handle such debt. As borrower’s score was excellent prior to closing and is still good, and since borrower has maintained a perfect pay history on Lenders loan since transaction closed in 2011,Lender believes that it is demonstrated that borrower has the ability and willingness to handle all debt as agreed. At a 39% LTV, borrower certainly also has the motivation Client to make a decision.

01/13/2015: Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: DTI 23.28%,  CLTV 62.50% and 52.40 months reserves.  Current credit report provided with score of 705 vs 780 at closing. The stale credit report of 140 days is non-material to the overall ability to repay the subject loan. Condition acknowledged loan will be rated a 'B'.
																		Exception	Aggregator	DTI is lower than guideline maximum 23.28% DTI; LTV is lower than guideline maximum 39.06% LTV; Reserves are higher than guideline minimum 52.4 months reserves exceeds 6 month requirement. ;
300000260	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	Field Review
01/28/2015: Field Review provided in lieu of CDA reflects  a value of $1,050,000. Property is 3 parcels with one parcel including dwelling with appraised value of $1,250,000. Field review supports appraisal with a -16% variance. Condition cleared.
 01/21/2015: Field Review provided in lieu of CDA however subject property  Condition remains.
DTI is lower than guideline maximum 30.96% DTI; CLTV is lower than guideline maximum 49.66% CLTV; Reserves are higher than guideline minimum 105 months reserves;
300000260	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	Appraised value not supported	Utilizing the field review value of $1,050,000 results in a recalculated LTV of 51.06% which exceeds the underwriting guideline maximum of 50% at the time of origination. Valuation Grade=C.
07/27/2016: Subject property consists of three parcels, three appraisals, all contiguous with one structure. Sum of appraisals for land + property = $7,250,000. Sum of Field review and CDAs = $7,050,000. Variance = -2.76% value supported in the context of all properties covered by the security instrument. Condition cleared. 01/28/2015: Utilizing the field review value of $1,050,000 results in a recalulated LTV of 51.06% which exceeds the underwriting guideline maximum of 50% at the time of origination. Valuation Grade=C.
DTI is lower than guideline maximum 30.96% DTI; CLTV is lower than guideline maximum 49.66% CLTV; Reserves are higher than guideline minimum 105 months reserves;
300000260	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged	B	B	CB	B	B	Terms/Guidelines	CO-Borrower credit report dated greater than 120 days from Note date	The credit report is dated more than 120 days before consummation date.
01/13/2015: Lender agrees that the report in our file is stale. Please see attached updated credit report. As you can see, current mid scores are 768 and 725, with borrower's score being unchanged and co borrower's increasing significantly from 695 showing on the old report. As scores are improved from the report run before closing and are excellent now, it is clear that credit scores at close would not have negatively affected lender's credit decision. Client to make a decision.
																	01/13/2015: Received post closing credit report with no erosion in credit. Loan will be graded a B, condition acknowledged.	Exception	Aggregator	DTI is lower than guideline maximum 30.96% DTI; CLTV is lower than guideline maximum 49.66% CLTV; Reserves are higher than guideline minimum 105 months reserves;
300000260	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged	B	B	CB	B	B	Terms/Guidelines	Borrower credit report dated greater than 120 days from Note date	The credit report is dated more than 120 days before consummation date.
01/13/2015: Lender agrees that the report in our file is stale. Please see attached updated credit report. As you can see, current mid scores are 768 and 725, with borrower's score being unchanged and co borrower's increasing significantly from 695 showing on the old report. As scores are improved from the report run before closing and are excellent now, it is clear that credit scores at close would not have negatively affected lender's credit decision. Client to make a decision.
																	01/13/2015: Received post closing credit report, with no erosion in credit. Loan will be graded a B, condition acknowledged.	Exception	Aggregator	DTI is lower than guideline maximum 30.96% DTI; CLTV is lower than guideline maximum 49.66% CLTV; Reserves are higher than guideline minimum 105 months reserves;
300014364	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged	B	B	CB	B	B	Terms/Guidelines	Ineligible Transaction
Transaction is cash out refinance on 2 unit property. Guidelines do not allow cash out refinance on 2 unit property. Base off the Lender's Loan Approval, it appears an exception was granted to allow cash out refinance.

5/20/15: Audit hereby acknowledges the cash out transaction for 2 unit property as non-material. Adequate compensating factors are noted as: 38.71% CLTV and 71.30 months reserves. Loan will be rated a B.
																		Exception	Aggregator	Reserves are higher than guideline minimum 71.30 months reserves; DTI is lower than guideline maximum 30.40% DTI; CLTV is lower than guideline maximum 38.71% CLTV;
300014364	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Credit Report Incomplete
Borrower has no credit score from one of the 3 providers. Per Lenders Loan Approval, Borrower had "freeze" credit and the freeze was not released prior to pulling credit. Please provided "unfrozen" credit report.
																6/1/15 Attached is credit report date 08/16/2011 that was used at origination.	6/1/15 The lender provided an updated credit report. It only contains two scores for the primary borrower but there is no fraud alert on the credit report. Condition cleared			Reserves are higher than guideline minimum 71.30 months reserves; DTI is lower than guideline maximum 30.40% DTI; CLTV is lower than guideline maximum 38.71% CLTV;
300014364	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/20/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			Reserves are higher than guideline minimum 71.30 months reserves; DTI is lower than guideline maximum 30.40% DTI; CLTV is lower than guideline maximum 38.71% CLTV;
300014364	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		05/22/2015: A CDA Report with a reconciled value of $1,550,000 at 0% variance was provided. Condition cleared.			Reserves are higher than guideline minimum 71.30 months reserves; DTI is lower than guideline maximum 30.40% DTI; CLTV is lower than guideline maximum 38.71% CLTV;
300014399	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		05/21/15: CDA provided reflecting a value of $7,300,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 17.81% DTI; Years on Job 19 years on job; Reserves are higher than guideline minimum 1024 months reserves;
300014399	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/118/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			DTI is lower than guideline maximum 17.81% DTI; Years on Job 19 years on job; Reserves are higher than guideline minimum 1024 months reserves;
300014399	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Good Faith Estimate	Good Faith Estimate not provided in file.	5/29/15 Disagree, please see attached for GFE on pages 4-6.	5/29/15 The lender sent in a copy of the original GFE. Condition cleared.			DTI is lower than guideline maximum 17.81% DTI; Years on Job 19 years on job; Reserves are higher than guideline minimum 1024 months reserves;
300014399	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing HELOC agreement	HELOC Agreement/Note on lender subordinated loan not provided in file. Unable to verify loan amount, terms & payment.
6/2/15 HELOC disclosed at loan application was closed out on 10/28/14 and replaced with new HELOC (terms of both old and new HELOC and note from new HELOC attached). Note that it was re-appraised at $9.1mm, CLTV still at 64% - maintained good equity. Low DTI.

6/2/15 The lender provided information on the HELOC and proof showing that is has been refinanced post closing. The file was underwritten to the terms of the HELOC at closing and it is noted that the terms of the new HELOC still fall within the guidelines. Condition cleared.
DTI is lower than guideline maximum 17.81% DTI; Years on Job 19 years on job; Reserves are higher than guideline minimum 1024 months reserves;
300014399	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	2009 and 2008 1065 tax returns for S/E Business not provided in file. Borrower is 25% owner. 2008 1065 tax returns for S/E business 2 not provided in file. Borrower is 25% owner.	6/2/15 We did not require the complete tax returns on top of the K-1s, given the very low loan to value, ratios and substantial PLL of $25MM.
6/2/15 The lender did not require the business tax returns and used a 3 year average to calculate income which is more conservative than the audit income. This loan is pre QM, business tax returns were not required. Condition cleared.
DTI is lower than guideline maximum 17.81% DTI; Years on Job 19 years on job; Reserves are higher than guideline minimum 1024 months reserves;
300014399	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	General Compliance	Missing Documentation	Documentation verifying insurance premium amount not provided in file.	6/2/15 Attached is the current insurance premium information.
6/2/15 The lender submitted a copy of the current insurance policy which has a higher premium amount than was used at origination. The premium has been updated to show the higher amount and the DTI is still within guidelines. Condition cleared.
DTI is lower than guideline maximum 17.81% DTI; Years on Job 19 years on job; Reserves are higher than guideline minimum 1024 months reserves;
300014399	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Evidence REO Property is Owned Free and Clear	Evidence additional REO is owned free and clear not provided in file.	6/5/15 Property profile for free and clear property	6/5/15 The lender provided evidence that the REO property is owned free and clear. Condition cleared.			DTI is lower than guideline maximum 17.81% DTI; Years on Job 19 years on job; Reserves are higher than guideline minimum 1024 months reserves;
300014399	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance on REO property not provided in file.	6/5/15 Property tax – $243.92/month [2011 tax records). Insurance is $79.71/month using industry standard .032%. Used Estimated value of property as property is free and clear.	6/5/15 The lender provided their estimated insurance figure and stated what the property tax amount obtained. Audit verified the tax amount. Condition cleared.			DTI is lower than guideline maximum 17.81% DTI; Years on Job 19 years on job; Reserves are higher than guideline minimum 1024 months reserves;
300153122	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $1,175,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300153127	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
300153132	Per Note	CT	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $2,125,000.00 with a variance of 0.0%. A CDA within acceptable tolerance. Condition cleared.
300153132	Per Note	CT	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection Post incident was not provided		6/10/2016: Post Disaster Inspection provided reflecting no damage noted. Condition cleared.
300153139	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
300153139	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Lender's guidelines require 3 years tax returns and YTD P&L Balance sheets for self employed borrowers. Only 2 years tax returns were provided.
06/02/2016: There is no history of distributions per K-1s for 2012 and 2013. Borrower's husband took only compensation to officer, $xxxx in 2012 and $xxxx in 2013. 2014 was the first year borrower took compensation to officer after her husband's passing in Jan 2014. The husband's compensation to officer in 2012 and 2013, plus the borrower's compensation to officer in 2014 establishes a three year history of income from the company. Finding cleared.

300153183	Per Note	CT	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	Terms/Guidelines	Missing Homeowner Insurance declaration page	The file contains the Homeowners insurance declaration page, but it does not reflect an annual premium		06/07/2016: Received satisfactory evidence of hazard insurance. Condition cleared.
300153183	Per Note	CT	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2016: A CDA was provided with a value of $2,900,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300153195	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2016: A CDA was provided with a value of $2,225,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
FICO is higher than guideline minimum Loan qualified with FICO of 748; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 78.7 months reserves; LTV is lower than guideline maximum Loan qualified with LTV of 36.56%;

300153237	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.			Reserves are higher than guideline minimum 592 months reserves > 6 months required by guidelines; Years Self Employed 40 years self-employed; FICO is higher than guideline minimum 781 FICO;
300153278	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
300153298	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 386.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 12.38%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 810;

300153301	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 398 months reserves; Years on Job Borrower has 7 years on job; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 22.60%;

300153301	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	Servicing disclosure in the file is dated 06/16/14 and the application date is 06/11/14.	06/01/2016: Disagree, Saturdays and Sundays are not considered business days. Therefore, the Servicing Disclosure was sent out to the borrower within 3 business days of the app date.	06/01/2016: Servicing Disclosure was provided within 3 business days from application date, which does not include weekends. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 398 months reserves; Years on Job Borrower has 7 years on job; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 22.60%;

300153301	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	The initial TIL in the file is dated 06/16/14 and the application date is 06/11/14.	06/01/2016: Disagree, Saturdays and Sundays are not considered business days. Therefore, the initial TIL was sent out to the borrower within 3 business days of the app date.	06/01/2016: Initial TIL was provided within 3 business days from application date, which does not include weekends. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 398 months reserves; Years on Job Borrower has 7 years on job; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 22.60%;

300153301	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing hazard insurance declaration	Missing hazard insurance declaration for the subject property.	06/01/2016: please see the attached flood insurance for the subject property	06/10/2016: Received Hazard Insurance. Condition cleared. 06/01/2016: Lender did not provide evidence of Hazard Insurance, they provided a copy of the Flood Cert. Condition Remains.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 398 months reserves; Years on Job Borrower has 7 years on job; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 22.60%;

300153301	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing 4506-T	Missing 4506-T for the co-borrower.	06/01/2016: Please see the attached 4506-T for the co-borrower	06/01/2016: 4506T for Co-Borrower has been provided by the Lender. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 398 months reserves; Years on Job Borrower has 7 years on job; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 22.60%;

300153301	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property	The file is missing evidence of taxes, and possible HOA fees on their second home and taxes, insurance and possible HOA fees on their rental property.
06/01/2016: "Attached are: Response Memo explaining the items listed below Signed and dated Form 4506 for Co-borrower. Evidence of property tax and insurance premium for REO #2 per Final 1003. Evidence of property tax and insurance premium for REO #3 per final 1003 One Lease Agreement for REO #3 per final 1003. (we did not use this income to qualify)"

06/01/2016: Lender provided satisfactory evidence for REO #2 and 3 tax and insurance figures. Figures used by the Lender were higher and more conservative figures than actual provided. Condition is cleared.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 398 months reserves; Years on Job Borrower has 7 years on job; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 22.60%;

300153304	Per Note	CT	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided.	Appraisal disclosure provided is not dated.		05/24/2016: Received Appraisal disclosure dated within 3 days of application date. Condition cleared.
300153304	Per Note	CT	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post close date was not provided.		06/09/2016: Post disaster inspection report provided dated 6/9/16 showing no noted damage. Condition cleared.
300153304	Per Note	CT	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
300153310	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
Years on Job Borrower has 5 years on job.; LTV is lower than guideline maximum UW Guides mazimum LTV is 80%, loan qualified with LTV of 51.33%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 96 months reserves.;

300166084	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.03.16: A CDA was provided with a value of $530,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300166085	Per Note	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet / Home Loan Toolkit		06/06/2016: Evidence Home Loan Toolkit was provided within 3 business days of application date provided in original loan file. Condition cleared
300166085	Per Note	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	The CD dated 4/13/16 reflects Title - Escrow and the LE dated 3/9/16 reflects Additional Charges. The naming convention is not consistent.
 6/7/16: Disagree, $4026 listed on the LE is the sum of the additional charges, there is only 13 line items on LE and per regulations if there are any fees left, they should be totaled and listed on the last line as Additional Charges. This is in Compliance with the Reg. Total fees in Section B disclosed on LE is $11,635.00 and the total fees borrower charged for section B is $5623.65.

06/08/2016:  Per Compliance,  the regulation states an addendum cannot be used for sections A and B, only C.  Condition cleared.

06/08/2016:  Referred to Compliance Department.
 06/06/2016:  The LE reflects Additional Charges of $4026.  The CD reflects the following fees:  Title - Escrow - Imagining Fee $30, Title - Escrow - Sub Escrow Fee $62.50, Title - Escrow - Tie In $300, Title - Escrow - Wire Fee $30 and Title - Lender Title Insurance $1229.  Condition remains.

300166085	Per Note	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	RESPA	Sufficient RESPA Cure provided on HUD-1	Closing Disclosure indicates a tolerance cure in the amount of $50.00 for increase in closing costs above limit in section B.		05/31/2016: Closing Disclosure indicates a tolerance cure in the amount of $50.00 for increase in closing costs above limit in section B. Loan will be rated a B.
300166085	Per Note	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.03.16: A CDA was provided with a value of $1,475,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300166090	Per Note	NY	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing Loan Estimate / LE Not in File	Missing the Loan Estimate and any and all Change in Circumstance and corresponding LE.	6/1/2016: Please see attached Initial and Revised Disclosure Package.	6/7/2016: Copy of LE's dated 2/23/16 and 3/4/16 provided, please see additional condition added.
300166090	Per Note	NY	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Missing E Consent Disclosure	Condition added 6/7/16: please provide copy of signed E-Sign Consent Form giving the Lender permission to provide documents electronically.		06/21/2016: Lender provided evidence that they have access to the e consent form. Condition cleared. 06/13/2016: Screen shot is not acceptable. Actual consent form is required. Conditions remains.
300166090	Per Note	NY	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	ARM Loan Program Disclosure not provided within 3 days of application.	The ARM Loan Program Disclosure was not provided within three days of the application date.
6/1/2016:  Disagree, The application date is 02/19/16 which was a Friday. Initial Disclosure including the ARM loan program disclosure was provided timely on Tuesday 02/23/16 on the 3rd business day from the application. Please see attached above Initial Disclosure Package.

6/7/2016:  Audit has reviewed the loan file and determined that the ARM disclosure located on page 343 was part of the 3 day initial disclosure package that was sent to the borrower on 2/23/2016, no further documentation required, condition cleared.

300166090	Per Note	NY	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The Written List of Service Providers was not provided.	6/1/2016: List of service providers is not provided since there is no service that borrower can shop for.	6/7/2016: Per Lender, no WLSP provided due to borrower is not permitted to shop, therefore fees are subject to zero tolerance. See additional condition added.
300166090	Per Note	NY	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated missing and the date of consummation is 03/29/2016. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.

6/7/2016:  Lender provided a copy of their internal operating system screen shot verifying borrowers eConsented the Initial CD documents on 3/22/2016 which is at least 3 days prior to consummation.  No further documentation required, condition cleared.

300166090	Per Note	NY	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Condition added 6/7/2016: Estimated taxes, insurance & assessments on CD not reflected accurately. CD $4871.72 vs Actual $4655.01, re-disclosure required.
The amount of $4655.01 is form the previous CD which did not include the Homeowner's insurance. The Final/Post Close CD has all 3 boxes checked for Property taxes $3021.55, Homeowner's insurance $210.17 and HOA dues $1640 which total to $4871.72 which is the correct amount listed on Final CD.
06/13/2016: Condition cleared.
300166090	Per Note	NY	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Mortgage	The Mortgage and all Riders were not provided.		6/7/2016: Audit has located the CEMA docs in the loan file pg 186, condition cleared.
300166090	Per Note	NY	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Title	Owners Title policy amount is not accurate	Condition added 6/7/2016: Owners Title policy amount is not accurate: Owners Title Insurance in Section H of CD dated 04/12/2016 does not reflect the word "Optional".		06/13/2016: Received revised CD adding Optional to Owner's title Insurance. Condition cleared.
300166090	Per Note	NY	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)
Condition added 6/7/2016:  Lender refund to cure insufficient to cover overages in CD Services Borrower Did Not Shop Fee - Section B.  Unable to determine if cure of $246.71 is sufficient, need addendum to LE itemizing the "Additional Charges" listed in Section B in the amount of $7285.

The refund of $246.71 was for the two following fees. 1) Recording service fee was disclosed $200 on LE but charged $375 at closing, the difference of $175 was refunded. 2) Lien Search was disclosed $650 but charged $721.71, the difference of $71.71 was also refunded. Please see attached screenshot form the system showing the additional charges. Please note that the title company had combined the title fees for the total of $6855 per SFA attached. It was also confirmed that the Title Lien Search and Title Search are the same. $7285 listed on the LE is the sum of the additional charges, there is only 13 line items on LE and per regulations if there are any fees left, they should be totaled and listed on the last line as Additional Charges. This is in Compliance with the Reg. List of fees has been attached for the previous condition on this loan.
06/13/2016: Tolerance cure provided on post consummation CD is sufficient. Condition cleared.
300166090	Per Note	NY	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
300166095	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.03.16: A CDA was provided with a value of $1,150,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
Years in Primary Residence Borrowers have resided at primary residence for 15 years; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 310 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.26%;

300166095	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing HUD from sale of other property owned	A final closing statement from sale of rental property per the loan approval was not provided.
6/13/2016:  Final settlement statement provided on the sale ,netting $1.230.504.24, condition cleared.  06/08/2016:  Received settlement statement for subject property.  Please provide settlement statement from sale of rental property, per loan approval, to verify net proceeds of $1,230,602.  Condition remains.

Years in Primary Residence Borrowers have resided at primary residence for 15 years; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 310 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.26%;

300166099	Per Note	FL	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.			Reserves are higher than guideline minimum 130 months reserves > 6 months required; FICO is higher than guideline minimum 701 FICO; Years Self Employed Borrower has 20 years self-employed;
300166099	Per Note	FL	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	TRID	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The HOA Questionnaire Fee in section B of CD does not list Payee.
6/3/2016:  The HOA questionnaire fee is paid to lender (Listed on the Settlement Statement as paid to lender as well); Fees that are paid to lender won't list the payee such as Processing and Courier fees in Section A.
																	6/3/2016: The lender confirmed that the fee was paid to the lender. Condition cleared			Reserves are higher than guideline minimum 130 months reserves > 6 months required; FICO is higher than guideline minimum 701 FICO; Years Self Employed Borrower has 20 years self-employed;
300166099	Per Note	FL	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	TRID	CD Document does not match actual calculated values for Date Range
Closing Disclosure reflects projected payments table with 3 columns reflecting years 1-6, years 7-10 and years 11-30. Projected payments table should reflect 4 columns based upon date range as follows years 1-6, year 7, year 8, years 9-30.

6/3/2016:  "Disagree, based on the loan type, Years 1 - 6 fixed Interest only Payment from year 7 - 10 adjustable interest rate with same Interest only Payments. And from year 11-30 adjustable P&I payments. The columns on the CD reflect all the different scenarios the interest and payment will go through. *Note lender does not have CAPS on their ARM loans, so a fourth column is not necessary, under TRID three columns are permissible as long as you have properly disclosed all change events, in this case we meet those guidelines."
																	6/3/2016: The lender justified the format of the CD. Condition cleared			Reserves are higher than guideline minimum 130 months reserves > 6 months required; FICO is higher than guideline minimum 701 FICO; Years Self Employed Borrower has 20 years self-employed;
300166099	Per Note	FL	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	TRID	CD Document does not match actual calculated values for Estimated Total Monthly Payment
Final CD reflects Estimated Total Monthly Payment in Projected Payments table as follows: Years 1-6: $2000; Years 7-10 $1,792 min, $8292 max; Years 11-30 $5,130 min, $9,617 max and should reflect the following information: Years 1-6: $1,791.67 min, $8291.67 max; Years 7-7 $1,791.67 min, $8291.67 max; Years 8-8: $1,791.67 min, $8,291.67 max and Years 9-30 $1,791.67 min, $9,617.12 max

6/3/2016:  "Disagree, based on the loan type, Years 1 - 6 fixed Interest only Payment which can't have the min and max. From year 7 - 10 adjustable interest rate with same Interest only Payments. And from year 11-30 adjustable P&I payments. The columns and calculations on the CD reflect all the different scenarios the interest and payment will go through. *Note Lender does not have CAPS on their ARM loans, so a fourth column is not necessary, under TRID three columns are permissable as long as you have properly disclosed all change events, in this case we meet those guidelines."
																	6/3/2016: The lender justified the format of the CD. Condition cleared			Reserves are higher than guideline minimum 130 months reserves > 6 months required; FICO is higher than guideline minimum 701 FICO; Years Self Employed Borrower has 20 years self-employed;
300166099	Per Note	FL	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Flood Notice is not signed by all applicants.	The Flood Notice is not executed by borrower.	6/3/2016: Disagree, see attached Flood notice signed and dated by the borrower. The NBTH (non-borrowing title holder) is not required to sign the Flood Notice.	6/3/2016: The lender provided a disclosure signed by the borrower.			Reserves are higher than guideline minimum 130 months reserves > 6 months required; FICO is higher than guideline minimum 701 FICO; Years Self Employed Borrower has 20 years self-employed;
300166099	Per Note	FL	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing documentation needed to complete compliance testing.	Please provide documentation on Payee for Courier/Overnight Fee in Section A of CD. If payee is a third party fee should be located in Section B and additional conditions may apply.	6/3/2016: Courier fee listed in section A is paid to lender. Other Courier/Messenger fees that are paid to third party are listed in section B. No violation.	6/3/2016: The lender verified that the courier fee listed in section A of the CD is paid to the lender. Condition cleared			Reserves are higher than guideline minimum 130 months reserves > 6 months required; FICO is higher than guideline minimum 701 FICO; Years Self Employed Borrower has 20 years self-employed;
300166099	Per Note	FL	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Documentation	Missing signed Intent to Proceed from borrowers.	6/3/2016: Please see attached System screen shot for the loan processor comment that the borrower gave their verbal intent to proceed.	6/3/2016: The lender provided verification that the borrower gave a verbal intent to proceed.			Reserves are higher than guideline minimum 130 months reserves > 6 months required; FICO is higher than guideline minimum 701 FICO; Years Self Employed Borrower has 20 years self-employed;
300166099	Per Note	FL	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	TRID	CD Document does not match actual calculated values for Principal & Interest
Final CD reflects Principal & Interest in Projected Payments table as follows: Years 1-6: $2000; Years 7-10 $1,792 min, $8292 max; Years 11-30 $5,130 min, $9,617 max and should reflect the following information: Years 1-6: $1,791.67 min, $8291.67 max; Years 7-7 $1,791.67 min, $8291.67 max; Years 8-8: $1,791.67 min, $8,291.67 max and Years 9-30 $1,791.67 min, $9,617.12 max

6/3/2016:  "Disagree, based on the loan type, Years 1 - 6 fixed Interest only Payment which can't have the min and max. From year 7 - 10 adjustable interest rate with same Interest only Payments. And from year 11-30 adjustable P&I payments. The columns and calculations on the CD reflect all the different scenarios the interest and payment will go through. *Note Lender does not have CAPS on their ARM loans, so a fourth column is not necessary, under TRID three columns are permissable as long as you have properly disclosed all change events, in this case we meet those guidelines."
																	6/3/2016: The lender justified the format of the CD. Condition cleared			Reserves are higher than guideline minimum 130 months reserves > 6 months required; FICO is higher than guideline minimum 701 FICO; Years Self Employed Borrower has 20 years self-employed;
300166099	Per Note	FL	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	The Notice to Home Loan Applicant and Consumer Score Disclosure is missing from the file.	6/3/2016: See attached Notice to Home Loan Applicant and Consumer Score Disclosure	6/3/2016: The lender provided the disclosure. Condition cleared.			Reserves are higher than guideline minimum 130 months reserves > 6 months required; FICO is higher than guideline minimum 701 FICO; Years Self Employed Borrower has 20 years self-employed;
300166099	Per Note	FL	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	DTI	Excessive DTI	Audited DTI of 44.14% is higher than the lender's maximum allowed DTI of 43%. Based off the Lender's Loan Approval, it appears a lender DTI exception was granted to allow 45% DTI.		6/8/16: Audit re-calculated DTI is 40.81% based on documentation provided. Condition cleared.			Reserves are higher than guideline minimum 130 months reserves > 6 months required; FICO is higher than guideline minimum 701 FICO; Years Self Employed Borrower has 20 years self-employed;
300166099	Per Note	FL	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing 2nd lien note	The file is missing a copy of the concurrent second lien HELOC in the amount of $500,000.00 as reflected on the loan approval.	6/3/2016: Please see attached 2nd lien note.	6/3/2016: The lender provided a copy of the 2nd lien note. Condition cleared.			Reserves are higher than guideline minimum 130 months reserves > 6 months required; FICO is higher than guideline minimum 701 FICO; Years Self Employed Borrower has 20 years self-employed;
300166099	Per Note	FL	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	The file is missing evidence/documentation of taxes and insurance on the borrower's REO properties .	6/3/2016: Please see attached Prelims and Es for the REO properties.	6/3/2016: The lender provided documentation of taxes and insurance for REO properties.			Reserves are higher than guideline minimum 130 months reserves > 6 months required; FICO is higher than guideline minimum 701 FICO; Years Self Employed Borrower has 20 years self-employed;
300166103	Per Note	FL	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $705,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.			Reserves are higher than guideline minimum 513 months reserves > 6 months required. ; DTI is lower than guideline maximum DTI 27% < 43% max alllowed. ; Years on Job Borrower has 25 years on job;
300166103	Per Note	FL	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing verification of Hazard insurance for previous primary residence the borrower still owns and which is listed on REO schedule of final 1003.	UPDATE 6/9/16: this is a condominium and there is no individual insurance policy. HOA dues cover their share of the master building policy.
06/21/2016:  Ok to use industry standard to calculate insurance.  Condition cleared.
06/13/2016:  Property is a single family detached home in a Homeowner's Assn.  Documentation provided states HOA dues include cable and common areas.  Evidence of insurance not provided.  Condition remains.

 06/08/2016:  Received evidence of taxes & HOA dues.  Missing evidence of hazard insurance.  Condition remains.
Reserves are higher than guideline minimum 513 months reserves > 6 months required. ; DTI is lower than guideline maximum DTI 27% < 43% max alllowed. ; Years on Job Borrower has 25 years on job;
300166103	Per Note	FL	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	TRID	Initial Closing Disclosure timing requirement not met
Initial Closing Disclosure reflects no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial Closing Disclosure 3 business days prior to consummation .
																	06/06/2016: Evidence borrower acknowledged initial CD 3 business days prior to consummation provided. Condition cleared.			Reserves are higher than guideline minimum 513 months reserves > 6 months required. ; DTI is lower than guideline maximum DTI 27% < 43% max alllowed. ; Years on Job Borrower has 25 years on job;
300166103	Per Note	FL	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	TRID	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated 03/16/2016 . When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
																Initial CD was e-delivered on 3/11/16, CD consent was received on 3/14/16. . This was done timely please see attached screen shot from the system	06/06/2016: Evidence borrower acknowledged initial CD 3 business days prior to consummation provided. Condition cleared.			Reserves are higher than guideline minimum 513 months reserves > 6 months required. ; DTI is lower than guideline maximum DTI 27% < 43% max alllowed. ; Years on Job Borrower has 25 years on job;
300166103	Per Note	FL	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	B	B	RB	B	B	TRID	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Closing Disclosure indicates a tolerance cure in the amount of $122.00. The LE shows a recording fee of $ 234.00 and the final CD reflects a recording fee of 365.90.		06/09/2016: Tolerance cure disclosed. Loan will be graded a B for noted cure. Condition cleared.			Reserves are higher than guideline minimum 513 months reserves > 6 months required. ; DTI is lower than guideline maximum DTI 27% < 43% max alllowed. ; Years on Job Borrower has 25 years on job;
300166106	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/08/2016: CDA provided reflecting a value of $1,575,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300166108	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/03/2016: A CDA was provided with a value of $530,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300166109	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/03/2016: A CDA was provided with a value of $1,350,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 177.70 months reserves; No Mortgage Lates UW guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Years Self Employed Borrower has 20 years Self Employed;

300166109	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged	B	B	CB	B	B	DTI	DTI Exceeds Guidelines	The Lender approved the loan with 44% DTI. The DTI exceeds the client overlay DTI max of 43%.		06/21/2016: Client willing to approve DTI to 45% for QM N/A loan. Condition acknowledged. 06/21/2016: Pending Client determination	Exception	Aggregator
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 177.70 months reserves; No Mortgage Lates UW guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Years Self Employed Borrower has 20 years Self Employed;

300166109	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Property Taxes	Missing evidence of primary residence property taxes.
6/6/2016:  Please see the attached property profile as evidence of the borrowers property taxes for their primary residence. Per the property profile, the borrowers primary residence property taxes amount to $18,972.36 annually; $1,581.03 per month.
6/7/2016: Property taxes provided for primary residence, condition cleared. 6/2/16:Received appraisal page reflecting taxes for subject property not primary. Condition maintained.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 177.70 months reserves; No Mortgage Lates UW guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported; Years Self Employed Borrower has 20 years Self Employed;

300166110	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/03/2016: A CDA was provided with a value of $600,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300166112	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
CLTV is lower than guideline maximum The CLTV is considerably low.; No Mortgage Lates The Credit report  verifies 48 monhts payment history with no lates. ; Years in Primary Residence The borrower has resided within the primary residence for over 25 years. ;

300166112	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	General Compliance	Missing Documentation	Missing proof of the closing of the HELOC paid off with proceeds from the subject transaction.	6/3/2016: Letter from HELOC lender attached.	6/3/2016: The lender provided documentation that the HELOC has been paid off. Condition cleared.
CLTV is lower than guideline maximum The CLTV is considerably low.; No Mortgage Lates The Credit report  verifies 48 monhts payment history with no lates. ; Years in Primary Residence The borrower has resided within the primary residence for over 25 years. ;

300166112	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	The file is missing a current pay stub for the co-borrower. The most recent pay stub in file is dated 10/31/2015.		06/08/16: Lender provided January & February 2016 paystubs for the co borrower. Condition cleared.
CLTV is lower than guideline maximum The CLTV is considerably low.; No Mortgage Lates The Credit report  verifies 48 monhts payment history with no lates. ; Years in Primary Residence The borrower has resided within the primary residence for over 25 years. ;

300166113	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Failure to provide proof of OFAC Search	OFAC Search was missing from the file.	06/03/2016: Please see attached complete credit report dated < 90 days from closing.	06/03/2016: Credit Report Provided with OFAC Information. Condition Cleared.			LTV is lower than guideline maximum 56.53% LTV < 80% LTV; Reserves are higher than guideline minimum 1079.80 months reserves.; CLTV is lower than guideline maximum 56.53% LTV < 80% LTV.;
300166113	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to obtain Asset Documentation	Asset documentation is missing from the file. Additional conditions may apply.		06/07/2016: Received assets documentation. Condition cleared.			LTV is lower than guideline maximum 56.53% LTV < 80% LTV; Reserves are higher than guideline minimum 1079.80 months reserves.; CLTV is lower than guideline maximum 56.53% LTV < 80% LTV.;
300166113	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to Obtain Credit Report	Credit Bureau is missing from the file. Additional conditions may apply.	06/03/2016: Please see attached complete credit report dated < 90 days from closing. Waiting	06/03/2016: Credit Report Provided. Condition Cleared.			LTV is lower than guideline maximum 56.53% LTV < 80% LTV; Reserves are higher than guideline minimum 1079.80 months reserves.; CLTV is lower than guideline maximum 56.53% LTV < 80% LTV.;
300166113	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Income documentation is missing from the loan file. Additional conditions may apply.		06/07/2016: Received income documentation condition cleared.			LTV is lower than guideline maximum 56.53% LTV < 80% LTV; Reserves are higher than guideline minimum 1079.80 months reserves.; CLTV is lower than guideline maximum 56.53% LTV < 80% LTV.;
300166113	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged	B	B	CB	B	B	Income/Employment	Missing Balance Sheet
Added 06/07/2016:  Lender's guidelines require 3 years tax returns, Balance Sheet and P&L Statement for self employed borrowers.  Missing Balance Sheet for 1120 S-Corporation on Schedule E II of 2014 tax return.
																	06/09/2016: 3 years business returns provided to support borrower's qualifying income. Appendix Q N/A for subject loan. Condition acknowledged with adequate documentation provided.	Exception	Originator	LTV is lower than guideline maximum 56.53% LTV < 80% LTV; Reserves are higher than guideline minimum 1079.80 months reserves.; CLTV is lower than guideline maximum 56.53% LTV < 80% LTV.;
300166113	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged	B	B	CB	B	B	Income/Employment	Missing YTD Profit & Loss
Added 06/07/2016:  Lender's guidelines require 3 years tax returns, Balance Sheet and P&L Statement for self employed borrowers.  Missing P&L Statement for 1120 S-Corporation on Schedule E II of 2014 tax return.
																	06/09/2016: 3 years business returns provided to support borrower's qualifying income. Appendix Q N/A for subject loan. Condition acknowledged with adequate documentation provided.	Exception	Originator	LTV is lower than guideline maximum 56.53% LTV < 80% LTV; Reserves are higher than guideline minimum 1079.80 months reserves.; CLTV is lower than guideline maximum 56.53% LTV < 80% LTV.;
300166113	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged	B	B	CB	B	B	Income/Employment	Missing Income Tax Schedules	Added 06/07/2016: Lender's guidelines require 3 years tax returns, Balance Sheet and P&L Statement for self employed borrowers. Missing 2012 & 2013 tax returns for 1120 Corporation.		06/09/2016: 3 years business returns provided to support borrower's qualifying income. Appendix Q N/A for subject loan. Condition acknowledged with adequate documentation provided.	Exception	Originator	LTV is lower than guideline maximum 56.53% LTV < 80% LTV; Reserves are higher than guideline minimum 1079.80 months reserves.; CLTV is lower than guideline maximum 56.53% LTV < 80% LTV.;
300166113	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	General Compliance	Missing Documentation
Added 06/07/2016:  Property #A on 2104 Schedule E is not listed on the application.  Please provided documentation to exclude.  Property #B on 2014 Schedule E reflects mortgage interest.  Final application reflects a mortgage, which is not on the credit report, but no payment is entered.  Please provide evidence of mortgage payment.  DTI to be recalculated, additional condition may apply.

6/10/2016:  " Attached is an updated property profile confirming Property A on Schedule E  was sold December 24, 2015. The funds from the sale of this asset were the 1031 Exchange Funds used to purchase the subject property. Property B on Schedule E has a mortgage from a Lender that was reflected on the application but no mortgage payment was listed because the property is cash flow positive (when depreciation is added back), therefore no payment had to be included in the DTI calculation because it is covered by the property's cash flow (as seen on Schedule E and in the addendum to the lenders approval). Not sure why it was not reflected on Credit Report, may be non-recourse, however it was accounted for in Lender underwriting, DTI does not need to be recalculated."

6/13/2016:  Audit has reviewed and determined that property A sold in December of 2015 per property profile that was provided and for property B - this was accounted for per the Lenders approval, no mortgage payment was listed due to the property has a positive cash flow when depreciation is added back.  Mortgage not appearing on credit report due to this is a 10 unit property therefore considered a multi-unit and will not appear on the credit report.  Appendix Q N/A for subject loan,therefore VOM not required, condition cleared.
LTV is lower than guideline maximum 56.53% LTV < 80% LTV; Reserves are higher than guideline minimum 1079.80 months reserves.; CLTV is lower than guideline maximum 56.53% LTV < 80% LTV.;
300166113	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/03/2016: A CDA was provided with a value of 883,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.			LTV is lower than guideline maximum 56.53% LTV < 80% LTV; Reserves are higher than guideline minimum 1079.80 months reserves.; CLTV is lower than guideline maximum 56.53% LTV < 80% LTV.;
300166114	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
300166116	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/10/16: CDA provided reflecting a value of $1,000,000 or 0% variance. Condition cleared.
300166117	Per Note	CT	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
300166119	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
Reserves are higher than guideline minimum  150 months reserves > 6 months required ; FICO is higher than guideline minimum FICO 790 > 680 min required. ; LTV is lower than guideline maximum 46.98% LTV < 80% LTV.;

300166119	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Please provide 2012, 2013 and 2014 1040's for the borrower. Guidelines require for income used to qualify, 3 years business returns. Additional conditions may apply.
We did not obtain a copy of the LLC tax returns because the LLC was created to own a piece of real estate that was sold and replaced with subject property. The LLC was only established recently to own the prior real estate. We obtained and attached personal tax returns for the individual borrowers B2 (2013 and 2014 1040s) and B1 (2012- 2104). Please not, this is a non-QM loan

06/14/2016:  Sufficient income documents provided to calculate income for Non-QM loan.  Condition cleared.
06/14/2016:  Received all statements for Co-borrowers 2013 & 2014 tax returns.  Still missing all statements for Borrower's 2013 tax returns.
Pending Client determination
 06/08/2016:  Received 2013 & 2014 tax returns for both borrowers.  Borrower's 2013 tax returns are missing all the statements.  Co-borrower's 2014 tax returns are missing statements 1-74 and 2013 tax returns s are missing statements 1-68.  Condition remains.

Reserves are higher than guideline minimum  150 months reserves > 6 months required ; FICO is higher than guideline minimum FICO 790 > 680 min required. ; LTV is lower than guideline maximum 46.98% LTV < 80% LTV.;

300166120	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Property Taxes	Missing evidence of real estate taxes on free and clear properties in CA and NV.		06/13/2016: Documentation provided in original loan file and attached documentation sufficient. Condition cleared.
FICO is higher than guideline minimum The FICO is higher than standard guidelines.; No Mortgage Lates The borrower has no lates on his primary mortgages.; Years in Primary Residence The borrower's have lived in the primary for over 5 years.;

300166120	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2016: A CDA was provided with a value of $1,950,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
FICO is higher than guideline minimum The FICO is higher than standard guidelines.; No Mortgage Lates The borrower has no lates on his primary mortgages.; Years in Primary Residence The borrower's have lived in the primary for over 5 years.;

300166121	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2016: A CDA was provided with a value of $1,650,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300166121	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	General Compliance	Missing Documentation	Per final approval the borrower pays $9,000/mo in rent. The file does not contain a copy of the lease agreement confirming this amount.
We did not obtain verification of borrower's rent for $9000/month. Given the borrower's substantial wealth, and only one property owned (subject property), we were comfortable using his stated primary housing expense.
06/06/2016: Not required per Lender's guidelines. Non-QM loan. Condition cleared.
300166126	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2016: A CDA was provided with a value of $585,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300166127	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2016: A CDA was provided with a value of 980,500 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300166128	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2016: A CDA was provided with a value of $1,350,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300166129	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
300166133	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2016: A CDA was provided with a value of $4,200,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
Years in Field Borrower employed 14 years same field; co-borrower employed 18 years same field; No Mortgage Lates No mortgage lates reporting for 24 months on any mortgages; Reserves are higher than guideline minimum Guideline maximum reserves 6 months, qualifying reserves are 51.60 months;

300166133	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification	Provide verification of employment for the most recent 24 months from the Note date to confirm no 30 days gaps of employment.
6/3/2016:  This QM loan. The loan file contained the attached documentation that met Appendix Q guides: • VVOE dated 10/22/15 for borrower present & prior employment which covers the 24 moos. Employment history & verifies no 30 day gap. • Pays tubs for both borrowers in loan file are dated 9/30/15 which is within 30 days of close. Employment documentation met Appendix Q guides.
6/3/2016: The lender provided a VVOE dated 10/22/15, that verifies a 24 month history with no gaps. Condition cleared
Years in Field Borrower employed 14 years same field; co-borrower employed 18 years same field; No Mortgage Lates No mortgage lates reporting for 24 months on any mortgages; Reserves are higher than guideline minimum Guideline maximum reserves 6 months, qualifying reserves are 51.60 months;

300166133	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Credit	Acknowledged	B	B	CB	B	B	Income/Employment	Missing Balance Sheet	Missing balance sheet for borrower's Schedule K business and co-borrower's schedule C business
Lender is unable to provide the missing documentation requested to meet Appendix Q guides (Missing P&L and Balance Sheets). Lender requests Client to consider purchase as a Non-QM loan. Regarding the Co-borrowers’s schedule C loss we also did not obtain the P&L/BS as we did not use it for qualifying income. We included the loss of $-3540 in our ratios, full-time employment is the primary source of income. Schedule C is for part time lectures Compensating factors include the following; 36.90% LTV, borrowers have excellent credit profiles with 789/807 credit scores, stable employments of 1 1/2 yrs. (15 yrs. prior) & 10 yrs. respectively, 9 yrs. residence, DTI's of 22/36% and PLL of $644K.

7/26/16: TPR received confirmation that lender agrees with NonQM/Compliant designation and the loan-level tape now correctly identifies said loan designation. Two years tax returns and two paystubs and a VVOE provided adequately cover employment and income verification levels. Loan is ATR compliant.
06/21/2016:  Pending Client determination
 06/13/2016:  Exceptions are not allowed on QM loans.  Missing current P&L and Balance Sheet.  Per appendix Q, both P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage.  Condition remains.

Years in Field Borrower employed 14 years same field; co-borrower employed 18 years same field; No Mortgage Lates No mortgage lates reporting for 24 months on any mortgages; Reserves are higher than guideline minimum Guideline maximum reserves 6 months, qualifying reserves are 51.60 months;

300166133	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing evidence of taxes and Insurance for property #2 on REO schedule
6/3/2016:  Attached are the 2013 & 2014 Sch E's that reflect both taxes & insurance for property #2 on REO schedule.
 6/6/2016:  Lender does not agree with  auditor’s condition. Lendner has always been able to provide the taxes & insurance amounts from the prior 2 yrs. Sch E’s of borrower’s tax returns since they reflect a full year. Regardless, attached is the property profile that reflects the 2015 property taxes of $1,421.76. Additionally, even if you calculated the insurance premium based on industry standards (Impr Value $55,770 X .32% = $178.46 div. 12 = $14.87/mos. Please note that the insurance reflected on the 2014 Sch E reflects $1,023. Lender requests this condition be cleared.

6/3/2016:  Documentation of the current (2015) taxes and insurance is required for property #2 on REO schedule.
 06/08/16: Lender provided a property profile that reflects the 2015 property taxes of $1,421.76. Insurance premium based on industry standards (Impr Value $55,770 X .32% = $178.46 div. 12 = $14.87/mos.) Insurance reflected on the 2014 Sch E reflects $1,023.00. Condition cleared.

Years in Field Borrower employed 14 years same field; co-borrower employed 18 years same field; No Mortgage Lates No mortgage lates reporting for 24 months on any mortgages; Reserves are higher than guideline minimum Guideline maximum reserves 6 months, qualifying reserves are 51.60 months;

300166133	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Credit	Acknowledged	B	B	CB	B	B	Income/Employment	Missing YTD Profit & Loss	Missing YTD profit and loss for borrower's Schedule K business and co-borrower's schedule C business
7/26/16: TPR received confirmation that lender agrees with NonQM/Compliant designation and the loan-level tape now correctly identifies said loan designation. Two years tax returns and two paystubs and a VVOE provided adequately cover employment and income verification levels. Loan is ATR compliant.
 06/13/2016:  Exceptions are not allowed on QM loans.  Missing current P&L and Balance Sheet.  Per appendix Q, both P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage.  Condition remains.

Years in Field Borrower employed 14 years same field; co-borrower employed 18 years same field; No Mortgage Lates No mortgage lates reporting for 24 months on any mortgages; Reserves are higher than guideline minimum Guideline maximum reserves 6 months, qualifying reserves are 51.60 months;

300166133	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	General Compliance	Missing Documentation	Provide verification of employment for the co-borrower for the most recent 24 months from the Note date to confirm no 30 days gaps of employment.		06/13/2016: Received paystub within 30 days of Note date and VVOE to cover 24 months. Condition cleared.
Years in Field Borrower employed 14 years same field; co-borrower employed 18 years same field; No Mortgage Lates No mortgage lates reporting for 24 months on any mortgages; Reserves are higher than guideline minimum Guideline maximum reserves 6 months, qualifying reserves are 51.60 months;

300166134	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification
Please provide verification of employment for the most recent 24 months for Borrower.  In order for the loan to meet ATR compliance, a VOE covering the most recent 24 months to verify no gaps greater than 30 days is required.

6/3/2016:  This QM loan. The loan file contained a pay stub dated 10/30/15 which is within 30 days of close date and meets Appendix Q guides. The loan file also contained the 2013 & 2014 tax returns which should suffice for verification of 24 mos. Employment. The borrower has been employed for 6 yrs. With the same employer.
6/3/2016: The loan file contains a pay stub dated within 30 days of closing and the borrower has been on the job over 3 years. Condition Cleared
LTV is lower than guideline maximum Loan qualified with LTV/CLTV of 42.06%; FICO is higher than guideline minimum Loan qualified with FICO of 766; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 117.2 months reserves;

300166134	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Credit	Acknowledged	B	B	CB	B	B	Income/Employment	Missing income documentation	Please provide 2015 YTD P&L and Balance Sheet. File is missing 2015 P&L and Current Balance Sheet for Co-Borrower's Schedule C business.
Lender is unable to provide the missing documentation requested to meet Appendix Q guides (Missing YTD. 2015 P&L and Balance Sheet). Please note that the positive income was not used in the qualifying income and is not the co-borrower’s primary employment. Lender requests Client to consider purchase as a Non-QM loan. Compensating factors include the following; 42.06% LTV, borrowers have excellent credit profiles with 766/803 credit scores, stable employment of 6 yrs.& 2.5 yrs. respectively, DTI's of 19/19% and PLL of $457K.

7/26/16: TPR received confirmation that lender agrees with NonQM/Compliant designation and the loan-level tape now correctly identifies said loan designation. Three years tax returns, three years W2s and four paystubs provided adequately cover employment and income verification levels. Loan is ATR compliant. 06/21/2016: Client is willing to purchase loan as Non-QM/ATR Compliant. Borrower - 3 years tax returns, paystub within 30 days, Co-borrower income was not used to qualify. Condition acknowledged.
06/21/2016:  Pending Client determination
 06/13/2016:  Exceptions not allowed for QM.  Missing current P&L and Balance Sheet.  Per appendix Q, both P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage.  Condition remains.

LTV is lower than guideline maximum Loan qualified with LTV/CLTV of 42.06%; FICO is higher than guideline minimum Loan qualified with FICO of 766; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 117.2 months reserves;

300166134	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/10/16: CDA provided reflecting a value of $970,000 or 0% variance. Condition cleared.
LTV is lower than guideline maximum Loan qualified with LTV/CLTV of 42.06%; FICO is higher than guideline minimum Loan qualified with FICO of 766; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 117.2 months reserves;

300166135	Per Note	NJ	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/10/16: CDA provided reflecting a value of $445,000 or 0% variance. Condition cleared.
FICO is higher than guideline minimum Loan qualified with FICO of 790; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 30.83%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  35 months reserves;

300166135	Per Note	NJ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Please provide updated account statements for Borrower's accounts shown on the final 1003. Statements in the file are over 120 days old. Additional conditions may apply.
Please look at the attachment again. It covers a period through 9/4/15, within 60 days of closing. Documentation provided is not stale.
 5/28/2016:Assets used for qualifying are always shown on page 2.  All assets used are detailed in the attached statement, which ties to the referenced forms..
06/09/2016: The expired IRA & 401K were not included by the Lender. The other statements are not expired. Condition cleared. 06/02/2016: the assets for expired account. Condition maintained.
FICO is higher than guideline minimum Loan qualified with FICO of 790; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 30.83%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  35 months reserves;

300166138	Per Note	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/2016: A CDA report reflecting a value of $2,250,000.00 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum FICO of 789 higher than the min of 680.; No Mortgage Lates No Mortgage lates with 99 months reviewed. ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 91.8 months reserves;

300166138	Per Note	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage
Please provide verification of employment for the most recent 24 months.  In order for the loan to meet ATR compliance, a VOE covering the most recent 24 months to verify no gaps greater than 30 days is required.
6/2/16: Verified Tax Returns & Paystubs. Condition cleared.
FICO is higher than guideline minimum FICO of 789 higher than the min of 680.; No Mortgage Lates No Mortgage lates with 99 months reviewed. ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 91.8 months reserves;

300166138	Per Note	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification
Please provide verification of employment for the most recent 24 months.  In order for the loan to meet ATR compliance, a VOE covering the most recent 24 months to verify no gaps greater than 30 days is required.

6/1/2016: This is a QM loan. The file contained a paystub for period ending 10/4/15 with a pay date of 10/9/15, which is within 30 days of close date and sufficient documentation to meet Appendix Q guides. Additionally, the borrower has been employed for 15 years with the same company. The loan file also contained three yrs. K-1's and tax returns to meet the 24 mos. employment history.
6/2/16: Verified Tax Returns & Paystubs. Condition cleared.
FICO is higher than guideline minimum FICO of 789 higher than the min of 680.; No Mortgage Lates No Mortgage lates with 99 months reviewed. ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 91.8 months reserves;

300166138	Per Note	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing credit report	The credit report within 60 days of the note date was not provided.		6/2/16:Reviewed credit report dated 11/4/16 and updated debt. Condition cleared.
FICO is higher than guideline minimum FICO of 789 higher than the min of 680.; No Mortgage Lates No Mortgage lates with 99 months reviewed. ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 91.8 months reserves;

300166141	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Failure to Obtain Final HUD-1	Copy of final HUD not provided in file.		6/2/2016: Received Final HUD-1. Condition Cleared.
300166141	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $850,000.00, with a variance of 0.0%. A CDA within acceptable tolerance. Condition cleared.
300166142	Per Note	NJ	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $6,950,000.00 ,with a variance of 0.0%. A CDA within acceptable tolerance. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 45.3 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 18.51%; Years on Job Borrower has 5 years on job;

300166142	Per Note	NJ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification	Verification of employment for the borrower was not provided.
6/1/2016: This is a QM loan. The loan file contained the attached paystub that was dated 10/15/15, which is within 30 days of close date and sufficient documentation to meet Appendix Q guides. The borrower has been employed with the same company for 5 yrs. The file also contained 2 yrs. W-2's and tax returns that support the 24 mos. employment history.
6/2/16:Reviewed paystub, W2 and tax returns. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 45.3 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 18.51%; Years on Job Borrower has 5 years on job;

300166142	Per Note	NJ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Note	The file is missing the concurrent, 2nd lien HELOC note in the amount of $1,000,000.00 as reflected on the lender's loan approval.		6/2/2016: Received copy of 2nd lien HELOC in the amount of $790,000. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 45.3 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 18.51%; Years on Job Borrower has 5 years on job;

300166142	Per Note	NJ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	General Compliance	Missing Documentation	File does not contain documentation of the property tax for the Borrower's undeveloped land as reflected on the loan application.
Lender is unable to provide the property tax doc to meet Appendix Q guides. The loan team used $500 for property taxes on vacant land. Lender requests Client to consider purchase as a Non-QM loan. Lender requests Client render a decision based on the following compensating factors: 17.27% LTV/35.65% CLTV, borrowers have excellent credit profiles with 709/713 credit scores, stable employment of 5 yrs., residence of 5 yrs., DTI's of 17/18% and PLL of $730K.

06/21/2016:  Received evidence of sales price and tax assessment.  Condition cleared.
 06/15/2016:  Per Appendix Q, the creditor must include the following when computing the DTI for recurring obligations:  monthly housing expense and additional recurring charges extending ten months or more.  Verification of property taxes not provided.  Pending Client determination

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 45.3 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 18.51%; Years on Job Borrower has 5 years on job;

300166144	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $4,600,000.00,with a variance of 0.0%. A CDA within acceptable tolerance. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  722.8 months reserves; CLTV is lower than guideline maximum Loan qualified with CTLV of 21.85%; Years on Job Borrower has 21 years on job;

300166144	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing evidence of insurance for property listed on REO section of final 1003. Additional conditions may apply.
06/02/2016: Borrower is 50% owner and was obligated for half ($1900) of the $3800 monthly expense. From property profile in file, taxes on this property are $2884. Using 0.0325% of the property value, insurance would be estimated at $889/mo. total. When half of these costs are assigned to borrower, he would have a monthly expense on their property of $1887, which is very slightly less than what lender indebted him for. No reasonable insurance cost would have a material effect on DTI, given borrower's income, 22 LTV, $1.1MM reserves and 746 FICO. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  722.8 months reserves; CLTV is lower than guideline maximum Loan qualified with CTLV of 21.85%; Years on Job Borrower has 21 years on job;

300166145	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $1,450,000.00 with a variance of 0.0%. A CDA within acceptable tolerance. Condition cleared.
300166148	Per Note	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $1,000,000.00 with a variance of 0.0%. A CDA within acceptable tolerance. Condition cleared.
300166153	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	Appraisal not provided	The appraisal is missing from the file.	06/02/2016: please see the attached appraisal	06/02/2016: Appraisal has been provided. Condition is cleared.
300166153	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/10/16: CDA provided reflecting a value of $2,820,000 or 0% variance. Condition cleared.
300166154	Per Note	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification
Please provide verification of employment for the most recent 24 months.  In order for the loan to meet ATR compliance, a VOE covering the most recent 24 months to verify no gaps greater than 30 days is required.

06/03/2016: Per the attached loan approval, the borrower was a student & graduated (See attached transcripts). The borrower went to work since receiving his Bachelor's degree which is supported by the 2013 - 2014 W-2's and YTD paystub thru 8/15/2015 which is within 30 days of close.
06/03/2016: Audit reviewed lender rebuttal, and has determined that sufficient evidence was provided as verification of employment for the most recent 24 months. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.4 months reserves; CLTV is lower than guideline maximum 69% CLTV; FICO is higher than guideline minimum MIN Score is 680 and the borrowers is 752.;

300166154	Per Note	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $585,000.00 with a variance of 0.0%. A CDA within acceptable tolerance. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.4 months reserves; CLTV is lower than guideline maximum 69% CLTV; FICO is higher than guideline minimum MIN Score is 680 and the borrowers is 752.;

300166156	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $1,550,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300166160	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $2,200,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 575.7 months reserves; FICO is higher than guideline minimum 782 FICO.; CLTV is lower than guideline maximum Loan qualified with CLTV of 48.28%;

300166160	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing credit report	The file is missing a copy of the credit report. The file contains a Credit Report dated 04/16/2014 which is 16 months prior to the application of 08/07/2015.	6/2/16 - please see attached	6/2/16 - Lender provided credit report. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 575.7 months reserves; FICO is higher than guideline minimum 782 FICO.; CLTV is lower than guideline maximum Loan qualified with CLTV of 48.28%;

300166160	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	A copy of the third party fraud report was missing from the file.	6/2/16 - please see attached	6/2/16 - Lender provided fraud report. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 575.7 months reserves; FICO is higher than guideline minimum 782 FICO.; CLTV is lower than guideline maximum Loan qualified with CLTV of 48.28%;

300166160	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Credit	Acknowledged	B	B	CB	B	B	DTI	DTI Exceeds Guidelines	43.16% audit calculated DTI > 43% guideline maximum. Lender approved DTI of 43% rounded.		06/21/2016: Client willing to accept DTI to 45% for ATR loan. Condition acknowledged. 06/14/2016: Exception requested	Exception	Aggregator
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 575.7 months reserves; FICO is higher than guideline minimum 782 FICO.; CLTV is lower than guideline maximum Loan qualified with CLTV of 48.28%;

300166161	Per Note	NY	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
LTV is lower than guideline maximum Loan qualified with LTV/CLTV of 32.31%; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 32.31%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 316.4 months reserves;

300166161	Per Note	NY	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing credit report	Please provide updated credit report. The credit report in file was dated 07/24/2015 for the subject loan. The Lender's loan approval reflects an updated credit report was obtained.	06/02/2016: "please see attached "	06/02/2016: Audit reviewed update Credit Report (08/06/2015), and has determined that the documentation submitted is deemed acceptable. Condition cleared.
LTV is lower than guideline maximum Loan qualified with LTV/CLTV of 32.31%; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 32.31%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 316.4 months reserves;

300166161	Per Note	NY	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	General Compliance	Missing Documentation
The file does not contain verification of the annual homeowners insurance premium for the subject property and is missing verification of the annual property taxes on the Borrowers' primary residence..
06/14/2016: received evidence of taxes & insurance. Condition cleared.
LTV is lower than guideline maximum Loan qualified with LTV/CLTV of 32.31%; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 32.31%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 316.4 months reserves;

300166162	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Incomplete Income Documentation	Income derived from dividends and interest, tax returns do not completely confirm dollar amounts for each borrower.
6/2/16 - "We verified $3,511,126 for Borrower and used 3% return on her liquidity. We verified $16,727,196 for Co-Borrower and used 3% return on her liquidity. Historical income per 1040s for both borrowers shows int/div increasing year after year. Both borrowers also report substantial capital gains from investments which was not used since we used a simple rate of return from their total liquidity."
																	6/2/16 - The lender explained that 3% of the verified interest and dividend income was used to qualify. Condition Cleared			LTV is lower than guideline maximum LTV is lwer then Maximum; Reserves are higher than guideline minimum $22,000,000 in reserves; DTI is lower than guideline maximum DTI is lower then maximum;
300166162	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $1,800,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.			LTV is lower than guideline maximum LTV is lwer then Maximum; Reserves are higher than guideline minimum $22,000,000 in reserves; DTI is lower than guideline maximum DTI is lower then maximum;
300166164	Per Note	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $845,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300166166	Per Note	CT	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $3,600,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 319 months reserves; DTI is lower than guideline maximum loan qualified with DTI of 19.82%; FICO is higher than guideline minimum loan qualified with FICO of 789;

300166166	Per Note	CT	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing 1008 or Underwriter Approval	The loan approval is incomplete. The first page, and possibly additional pages, are missing from the file.	6/2/16 - please see attached	06/08/2016: Received loan approval. Condition cleared. 6/2/16 - The lender provided the 1008, but not the complete loan approval including all pages.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 319 months reserves; DTI is lower than guideline maximum loan qualified with DTI of 19.82%; FICO is higher than guideline minimum loan qualified with FICO of 789;

300166166	Per Note	CT	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification	The file is missing verification of the primary borrower's 24 month consecutive employment. The most recent pay stub in file is dated 08/21/2015, over 30 days from the note date.
6/2/16 - Lender requests client review for approval based on the fact that pay stub in file is dated 8/21/15 (31 days vs. 30 days). Borrower has been employed at same company for 5 yrs. And only base pay is being used to qualify. The loan file also contained the last 2 yrs. W-2's and tax returns.
6/2/16 - The pay stub dated within one month of closing and a 5 year employment history with the same employer is sufficient documentation. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 319 months reserves; DTI is lower than guideline maximum loan qualified with DTI of 19.82%; FICO is higher than guideline minimum loan qualified with FICO of 789;

300166170	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $600,000 with a variance of -7.0%. CDA within acceptable tolerance. Condition cleared.
No Mortgage Lates The borrower has no mortgage lates on anyof his many properties.; Years in Primary Residence The borrower has lived in his primary home for over 10 years.; Years in Field The borrower has been in the same field of work for 30 years.;

300166170	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Purchase Contract	Missing the purchase contract from file.
After further review, the attached escrow instructions which were in the loan file, served as the purchase contract. This was a purchase directly from the developer, there is no conventional purchase contract available.

06/13/2016:  Per Compliance, the binding contract/agreement can appear in any legal form, including a deposit receipt (a residential purchase agreement), other forms of agreements of sale, exchange agreements, option agreements, or jointly executed bilateral or individually executed unilateral escrow instructions evidencing a mutual agreement of the buyer and the seller.  Condition cleared.
 06/07/2016:  Received escrow instructions.  Missing sales contract.  Condition remains.

No Mortgage Lates The borrower has no mortgage lates on anyof his many properties.; Years in Primary Residence The borrower has lived in his primary home for over 10 years.; Years in Field The borrower has been in the same field of work for 30 years.;

300166171	Per Note	NY	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
300166173	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Credit	Acknowledged	B	B	CB	B	B	Income/Employment	Missing YTD Profit & Loss
Missing YTD Profit and Loss for borrowers S-Corporation/businesses owned > 25%.  Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.

7/26/16: TPR received confirmation that lender agrees with NonQM/Compliant designation and the loan-level tape now correctly identifies said loan designation. Two years tax returns, one year W2, and business license provided adequately cover employment and income verification levels. Loan is ATR compliant. 06/21/2016: Client is willing to purchase loan as Non-QM/ATR Compliant. 2 yrs tax returns, CPA letter, CB 2yrs tax returns - both borrs S/E, got bus lic for borr, no 3rd party verification for CB Condition acknowledged.
06/17/2016:  Received 2014 P&L for S-Corporation.  Missing 2014 & 2015 P&L for Partnership.  Condition remains.
 06/06/2016:  Received 2015 P&L for S-Corporation.  Missing 2014 P&L for S-Corporation.  Missing 2014 & 2015 P&L for Partnership.  Condition remains.

DTI is lower than guideline maximum QM guideline maximum DTI 43%, qualifying guideline is 22.16%; Years in Primary Residence Years in primary residence 15 years; Years Self Employed Years borrower self employed is 28 years;

300166173	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Borrower credit report dated greater than 120 days from Note date	Borrower credit report dated greater than 120 days from Note date: Credit report in file dated 06/14/2014.		06/02/2016: Received updated credit report. Condition cleared.
DTI is lower than guideline maximum QM guideline maximum DTI 43%, qualifying guideline is 22.16%; Years in Primary Residence Years in primary residence 15 years; Years Self Employed Years borrower self employed is 28 years;

300166173	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing 2nd lien note	Missing 2nd lien note-for subordination 2nd mortgage on subject.		06/022016: Received second lien Note. Condition cleared.
DTI is lower than guideline maximum QM guideline maximum DTI 43%, qualifying guideline is 22.16%; Years in Primary Residence Years in primary residence 15 years; Years Self Employed Years borrower self employed is 28 years;

300166173	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Credit	Acknowledged	B	B	CB	B	B	Income/Employment	Missing Balance Sheet
Missing current year balance sheet for borrower's S-Corporation/businesses owned > 25%. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.

7/26/16: TPR received confirmation that lender agrees with NonQM/Compliant designation and the loan-level tape now correctly identifies said loan designation. Two years tax returns, one year W2, and business license provided adequately cover employment and income verification levels. Loan is ATR compliant.. 06/21/2016: Client is willing to purchase loan as Non-QM/ATR Compliant. 2 yrs tax returns, CPA letter, CB 2yrs tax returns - both borrs S/E, got bus lic for borr, no 3rd party verification for CB Condition acknowledged.
06/17/2016:  Received 2014 Balance Sheet for S-Corporation.  Missing 2014 & 2015 Balance Sheet for Partnership.  Condition remains.
 06/06/2016:  Received 2015 Balance Sheet for S-Corporation.  Missing 2014 Balance Sheet for S-Corporation.  Missing 2014 & 2015 Balance Sheet for Partnership.  Condition remains.

DTI is lower than guideline maximum QM guideline maximum DTI 43%, qualifying guideline is 22.16%; Years in Primary Residence Years in primary residence 15 years; Years Self Employed Years borrower self employed is 28 years;

300166173	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Credit	Acknowledged	B	B	CB	B	B	Income/Employment	Failure to Verify Employment	Verification of employment not provided within 30 days of note to confirm no employment gaps.	06/21/2016: requested Client review for consideration to purchase as a NON-QM loan.
7/26/16: TPR received confirmation that lender agrees with NonQM/Compliant designation and the loan-level tape now correctly identifies said loan designation. Two years tax returns, one year W2, and business license provided adequately cover employment and income verification levels. Loan is ATR compliant. 06/21/2016: Client is willing to purchase loan as Non-QM/ATR Compliant. 2 yrs tax returns, CPA letter, CB 2yrs tax returns - both borrs S/E, got bus lic for borr, no 3rd party verification for CB Condition acknowledged.
06/21/2016:  Pending Client determination
06/17/2016:  Received 2014 P&L and Balance Sheet for S-Corporation.  Missing 2014 & 2015 P&L and Balance Sheet for Partnership.  Condition remains.
 06/06/2016:  Per QM, Self employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules; year to date profit and loss (P&L) statement and balance sheet. Paystubs do not verify self employment.  Condition remains.

DTI is lower than guideline maximum QM guideline maximum DTI 43%, qualifying guideline is 22.16%; Years in Primary Residence Years in primary residence 15 years; Years Self Employed Years borrower self employed is 28 years;

300166173	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
DTI is lower than guideline maximum QM guideline maximum DTI 43%, qualifying guideline is 22.16%; Years in Primary Residence Years in primary residence 15 years; Years Self Employed Years borrower self employed is 28 years;

300166176	Per Note	CO	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $2,175,000.00, with a variance of 0.0%. A CDA within acceptable tolerance. Condition cleared.
LTV is lower than guideline maximum Loan qualified with a LTV/CLTV of 70%; Years Self Employed Borrower has 40 years self employed; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 18.31%;

300166176	Per Note	CO	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Ability to Repay Non-Compliant: Missing evidence of credit report to verify credit history	Please provide credit report. In order for the loan to meet ATR compliance, a current credit report is required.	6/2/16 - Please see the attached credit report for the borrower.	6/2/16 - Credit report provided. Condition cleared
LTV is lower than guideline maximum Loan qualified with a LTV/CLTV of 70%; Years Self Employed Borrower has 40 years self employed; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 18.31%;

300166176	Per Note	CO	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Ability to Repay Non-Compliant: Lender did not include all recurring monthly debt payments in qualification of the borrower(s)
Please provide verification of taxes and insurance for the Borrowers' primary residence and other real estate owned.  In order for the loan to meet ATR compliance, a verification of taxes and insurance for all real estate owned is required.  Additionally, the Lender utilized a primary housing payment of $11,577 rather than $13,838 disclosed on the Schedule of Real Estate Owned of the final loan application.

06/21/2016: The lender was also in the process of working on the refi of borrower's Florida home so they estimated the total proposed PITI of $11,577. Borrowers were paying off their 1st mortgage that had a payment of $9837/mo and mortgage history provided on credit report since 2013. The new lender mtg payment is now $4107, hazard ins $163.17, flood ins $56.25, and property tax $3381.91 per title commitment for total primary housing of $7708.33. If you want to use the payment before the refi, it would be $13,438. DTI should still be acceptable.

06/21/2016: Audit reviewed the Lender Rebuttal, and has determined that evidence of Taxes and Insurance were provided for primary property, as well as the REO property. Documentation is deemed acceptable, Condition cleared.

LTV is lower than guideline maximum Loan qualified with a LTV/CLTV of 70%; Years Self Employed Borrower has 40 years self employed; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 18.31%;

300166176	Per Note	CO	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Ability to Repay Non-Compliant: Reserves are less than guideline requirement when utilizing ATR qualifying methods	The loan file is missing all asset documentation.	6/2/16 - Liquid and retirement brokerage statements attached.	6/2/16 - Assets documents provided and dated within the 90 day requirement (6/30/15, closing date 8/28/15)
LTV is lower than guideline maximum Loan qualified with a LTV/CLTV of 70%; Years Self Employed Borrower has 40 years self employed; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 18.31%;

300166176	Per Note	CO	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing credit report
Please provide origination credit report.  The loan file does not contain a credit report for the subject loan transaction.  Credit Reports in file are dated 05/29/2012 and 03/04/2014.  The most recent credit report is dated greater than 90 days from note date.
																6/2/16 - Please see the attached credit report for the borrower.	6/2/16 - Credit report provided. Condition cleared
LTV is lower than guideline maximum Loan qualified with a LTV/CLTV of 70%; Years Self Employed Borrower has 40 years self employed; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 18.31%;

300166176	Per Note	CO	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing VOM	Please provide verification of mortgage for Borrowers' primary residence. File is missing verification of housing history.
6/2/16 - Lender was in the process of refinancing borrowers' home in Florida so they estimated proposed PITI of $11,577. Actual is mortgage of $4104, haz ins $163.17, flood ins $56.25, and property tax of $3381.91 for a total monthly of $7924.75 (actual). If you want to use the mortgage payment before the Florida refi ( mortgage rating from 2013 to 2015 found on credit report), payment would be $13,438.33
6/2/16 - VOM on credit report provided. Condition cleared
LTV is lower than guideline maximum Loan qualified with a LTV/CLTV of 70%; Years Self Employed Borrower has 40 years self employed; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 18.31%;

300166176	Per Note	CO	Underwriting Complete	Non-QM	Non-QM	Credit	Acknowledged	B	B	CB	B	B	Income/Employment	Missing income documentation	Please provide 2015 YTD P&L and Balance Sheet. File is missing 2015 YTD P&L and current Balance Sheet for Borrower's Schedule E business for which he has 28.75% ownership.		06/02/2016: Audit acknowledges that missing P&L and BS is require per lender guides, but will not affect the ability to repay the subject loan. Loan will be rated a B for all agencies.	Exception	Originator
LTV is lower than guideline maximum Loan qualified with a LTV/CLTV of 70%; Years Self Employed Borrower has 40 years self employed; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 18.31%;

300166180	Per Note	NY	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.			Reserves are higher than guideline minimum Reserves in excess of $1M verified.; DTI is lower than guideline maximum 24% DTI.; CLTV is lower than guideline maximum 75% CLTV.;
300166184	Per Note	NY	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
300166184	Per Note	NY	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage	Loan does not meet criteria for Qualified Mortgage. Missing two year verification of employment for Borrower. 2014 Tax Return in file is signed by Borrowers.		06/01/2016: Borrower has been employed with the same company for 14 years. Current paystub provided. Condition cleared.
300166187	Per Note	CO	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
300166187	Per Note	CO	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	TILA	Final TIL not executed	The final TIL is not signed by the borrower.
06/03/2016:  Received executed, final TIL.  Condition cleared.
 06/01/2016: TIL provided is an estimate and dated 06/09/2015. Provide final TIL dated 08/18/2015 signed by the Borrower. Condition maintained.

300166188	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
300166190	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
300166193	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
300166193	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	File does not contain evidence that the borrower was supplied with the HUD Counseling Disclosure		06/01/2016: HUD Counseling Disclosure provided. Condition cleared.
300166195	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods	Audit 43.09% DTI is greater than 43% threshold when utilizing ATR qualifying methods. Lender calculated ATR DTI is 43% rounded.	non-qm loan	06/13/2016: Audit DTI 41.06%. Condition cleared.
300166195	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/10/16: CDA provided reflecting a value of $2,600,000 or 0% variance. Condition cleared.
300166198	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $3,600,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 49.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797; Years in Field Guarantor has 10 years in the profession;

300166199	Per Note	NY	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation
-7.10 < 6 months reserves required by the Underwriting Guides. The loan file is missing evidence of the earnest money deposit reflected on the final HUD and loan application which is resulting in short funds to close and reserves.  Please provide source of EMD and evidence funds have cleared account.
06/14/2016: Received evidence of EMD. Borrower has 10/2 months reserves. Condition cleared.
DTI is lower than guideline maximum Underwriting Guides maximium DTI of 38%, loan qualified with DTI of 22.88%; Disposable Income is higher than guideline minimum Loan qualified with $18,366.75 in disposable income;

300166199	Per Note	NY	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/08/2016: CDA provided reflecting a value of $935,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared
DTI is lower than guideline maximum Underwriting Guides maximium DTI of 38%, loan qualified with DTI of 22.88%; Disposable Income is higher than guideline minimum Loan qualified with $18,366.75 in disposable income;

300166201	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
300166202	Per Note	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $2,205,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300166203	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $1,325,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300166205	Per Note	DC	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $695,000 with a variance of -8.4%. CDA within acceptable tolerance. Condition cleared.
300166205	Per Note	DC	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	The Servicing Disclosure Statement was not provided to the borrower within 3 days of the application date.		06/02/2016: Received Servicing Disclosure dated within 3 days of application date. Condition cleared.
300166205	Per Note	DC	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	The initial TIL was not provided to the borrower within 3 days of the application date.		06/02/2016: Received Initial TIL dated within 3 days of application date. Condition cleared.
300166213	Per Note	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $3,100,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared
300166215	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
300166216	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $800,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
FICO is higher than guideline minimum Loan qualified with FICO of 801; Reserves are higher than guideline minimum Loan qualified with 286 months reserves; Years in Field Borrower has 18 years in Field  and CoBorrower has 25 years in Field.;

300166216	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods
DTI is greater than guideline requirement when utilizing ATR qualifying methods. Audit reviewed the lenders Ability to Repay cover sheet showing a DTI of 44%. Audit ATR DTI is 44.20% as the hazard insurance used by the lender of $145.83 < $225.41 per hazard insurance in file.
																Please note this loan was represented as a non-QM loan	06/21/2016: Using dividends & interest per the loan approval, DTI is 42.98%. Condition cleared.
FICO is higher than guideline minimum Loan qualified with FICO of 801; Reserves are higher than guideline minimum Loan qualified with 286 months reserves; Years in Field Borrower has 18 years in Field  and CoBorrower has 25 years in Field.;

300166217	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged	B	B	CB	B	B	DTI	DTI Exceeds Guidelines	Audited DTI of 41.06% is higher than the lender's maximum allowed DTI of 38%. Based off the lender's loan approval, it appears a DTI exception was granted to allow 41% DTI.		Audit hereby acknowledges the higher DTI as non-material. Loan will be rated a B.	Exception	Aggregator
FICO is higher than guideline minimum Loan qualified with FICO of 735; LTV is lower than guideline maximum Loan qualified with LTV of 22.64%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 354.3 months reserves;

300166217	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $1,325,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
FICO is higher than guideline minimum Loan qualified with FICO of 735; LTV is lower than guideline maximum Loan qualified with LTV of 22.64%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 354.3 months reserves;

300166218	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $1,475,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300166218	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	The Servicing Disclosure Statement in the file was not provided to the borrower within 3 days of the application date.		06/02/2016: Received Servicing Disclosure dated within 3 days of application date. Condition cleared.
300166218	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	The initial TIL in the file was not provided to the borrower within 3 days of the application date.		06/02/2016: Received Initial TIL dated within 3 days of application date. Condition cleared.
300166219	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/10/2016: CDA provided reflecting a value of $1,675,000 or 0% variance. Condition cleared. 06/09/2016: Received original appraisal dated 04/07/2015. A CDA Report was not provided. Condition remains.
300166222	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged	B	B	CB	B	B	DTI	DTI Exceeds Guidelines	Audited DTI of 40.42% is higher than the lender's maximum allowed DTI of 38%. Based off the lender's loan approval, it appears a DTI exception was granted to allow 44% DTI.		Audit hereby acknowledges the higher DTI as non-material. Compensating factors have been noted. Loan will be rated a B.	Exception	Aggregator
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.2 months reserves; FICO is higher than guideline minimum Loan qualified with FICO of 788; LTV is lower than guideline maximum Loan qualified with LTV of 35.28%;

300166222	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.01.16 A CDA was provided with a value of $2,126,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 29.2 months reserves; FICO is higher than guideline minimum Loan qualified with FICO of 788; LTV is lower than guideline maximum Loan qualified with LTV of 35.28%;

300166223	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $1,900,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300166224	Per Note	NY	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.01.16 A CDA was provided with a value of $435,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
Reserves are higher than guideline minimum UW guides required 6 months reserves, Loan qualified with 89.80 months reserves; DTI is lower than guideline maximum QM allows 43% DTI, loan qualified with 21% DTI; No Rental Lates 73 months 0 rental lates ;

300166224	Per Note	NY	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage
Please provide verification of employment for the most recent 24 months from the note date. Verification of employment not provided > 30 days (The VOE in file is dated 03/31/2015, which is greater than 30 days from note date. In order for the loan to meet QM requirements, a VOE covering the most recent 24 months to verify no gaps greater than 30 days is required.

06/02/2016:  Lender disagrees with  auditor's findings. The VOE's in file were to confirm that there wasn't any 30 day gap between the two jobs (end date on prior employment is 12/22/14 and new job started on 01/05/15) for the 24 mos. employment history. Additionally, the loan file contained a paystub dated 4/30/15 which is within 30 days of close date and meets Appendix Q guides. Finding Cleared.

Reserves are higher than guideline minimum UW guides required 6 months reserves, Loan qualified with 89.80 months reserves; DTI is lower than guideline maximum QM allows 43% DTI, loan qualified with 21% DTI; No Rental Lates 73 months 0 rental lates ;

300166224	Per Note	NY	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification	Please provide verification of employment for the most recent 24 months from the note date. The VOE in file is dated 03/31/2015, which is greater than 30 days from note date.
06/02/2016: Lender disagrees with auditor's findings. The VOE's in file were to confirm that there wasn't any 30 day gap between the two jobs (end date on prior employment is 12/22/14 and new job started on 01/05/15) for the 24 mos. employment history. Additionally, the loan file contained a paystub dated 4/30/15 which is within 30 days of close date and meets Appendix Q guides. Finding Cleared.

Reserves are higher than guideline minimum UW guides required 6 months reserves, Loan qualified with 89.80 months reserves; DTI is lower than guideline maximum QM allows 43% DTI, loan qualified with 21% DTI; No Rental Lates 73 months 0 rental lates ;

300166228	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.01.16 A CDA was provided with a value of $4,300,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300166235	Per Note	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/10/2016: CDA provided reflecting a value of $2,550,000 or 0% variance. Condition cleared.
300166236	Per Note	DC	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $575,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300166237	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $782,000.00 with a variance of 0.0%. A CDA within acceptable tolerance. Condition cleared.
300166238	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $630,000.00 with a variance of 0.0%. A CDA within acceptable tolerance. Condition cleared.
Years in Primary Residence Borrower has resided at primary residence for 20 years; Years Self Employed Borrower has 42 years Self Employed; LTV is lower than guideline maximum Loan qualified with LTV of 60%;

300166238	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	TILA	Missing Final HUD-1	Final HUD 1 is missing from file.		6/2/2016: Final Hud I provided and is within compliance, condition cleared. 05/26/2016: Document provided is not a HUD-1 Settlement Statement. Condition remains.
Years in Primary Residence Borrower has resided at primary residence for 20 years; Years Self Employed Borrower has 42 years Self Employed; LTV is lower than guideline maximum Loan qualified with LTV of 60%;

300166238	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Income Tax Schedules	Added 5/24/2016: Missing 3 years income tax returns for business #8 on 2013 personal tax return, Schedule E Part II, statement 33
06/06/2016: "Non QM Loan underwritten to limited income: Schedule B Income as per 1040, Social Security Income as per 1040 and Sch E Rental income from the two properties listed on Sch E. None of the other positive income listed on Sch E was used for qualification purposes. Lender's guidelines are such that if tax return shows positive income which Lender does not need to qualify, then lender does not need to seek verification data for that income. "
06/06/2016: Audit reviewed Lender Rebuttal, and has determined that income documentation provided is adequate. Condition cleared.
Years in Primary Residence Borrower has resided at primary residence for 20 years; Years Self Employed Borrower has 42 years Self Employed; LTV is lower than guideline maximum Loan qualified with LTV of 60%;

300166238	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing YTD Profit & Loss	Added 5/24/2016: Missing 2014 P&L Statement for business #8 on 2013 personal tax return, Schedule E Part II, statement 33
06/06/2016: Non QM Loan underwritten to limited income: Schedule B Income as per 1040, Social Security Income as per 1040 and Sch E Rental income from the two properties listed on Sch E. None of the other positive income listed on Sch E was used for qualification purposes. Lender's guidelines are such that if tax return shows positive income which Lender does not need to qualify, then lender does not need to seek verification data for that income. "
06/06/2016: Audit reviewed Lender Rebuttal, and has determined that income documentation provided is adequate. Condition cleared.
Years in Primary Residence Borrower has resided at primary residence for 20 years; Years Self Employed Borrower has 42 years Self Employed; LTV is lower than guideline maximum Loan qualified with LTV of 60%;

300166238	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	A fraud report was not provided.	05/24/2016: Entire credit file uploaded under credit report condition	05/24/2016: Received third party fraud report. Condition cleared.
Years in Primary Residence Borrower has resided at primary residence for 20 years; Years Self Employed Borrower has 42 years Self Employed; LTV is lower than guideline maximum Loan qualified with LTV of 60%;

300166238	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to obtain Credit Report	File is missing credit report. Please provide credit report.		05/24/2016: Received credit report. Condition cleared.
Years in Primary Residence Borrower has resided at primary residence for 20 years; Years Self Employed Borrower has 42 years Self Employed; LTV is lower than guideline maximum Loan qualified with LTV of 60%;

300166238	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	File is missing all income documentation. Please provide 2011, 2012, and 2013 tax returns and K-1's, 2014 YTD P&L, and lease agreements required by the Lender's approval.		05/24/2016: Received income documentation. Condition cleared.
Years in Primary Residence Borrower has resided at primary residence for 20 years; Years Self Employed Borrower has 42 years Self Employed; LTV is lower than guideline maximum Loan qualified with LTV of 60%;

300166238	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	File is missing all asset verification. Please provide verification of assets as required by the Lender's approval.		05/24/2016: Received asset documentation. Condition cleared.
Years in Primary Residence Borrower has resided at primary residence for 20 years; Years Self Employed Borrower has 42 years Self Employed; LTV is lower than guideline maximum Loan qualified with LTV of 60%;

300166239	Per Note	NY	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/08/2016: CDA provided reflecting a value of $1,090,000 which is a -0.9% variance. Variance within acceptable tolerance. Condition Cleared
DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 28.06%; Years on Job Borrower has 10 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 117.80month reserves.;

300166239	Per Note	NY	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Balance Sheet	Missing the most recent balance sheet for first quarter of 2015 for the borrower's investment business.
The auditor's initial request was for missing 1st Qtr. 2015 Balance Sheet, which would lead you to believe that the 2014 year-end P&L and Balance Sheet were in loan file. Attached is the 2014 YTD P&L and Balance Sheet that were in the loan file. This condition should be cleared

06/15/2016:  Received 2014 Balance Sheet.  Condition cleared.
 06/10/2016:  2014 and YTD 2015 Balance Sheets required.  Received 2015 YTD Balance sheet, unable to locate 2014 Balance Sheet.  Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 28.06%; Years on Job Borrower has 10 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 117.80month reserves.;

300166239	Per Note	NY	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing YTD Profit & Loss	Missing the most recent YTD profit and loss statement for first quarter of 2015 for the borrower's investment business.
Attached is the YTD P&L. The loan file did contain 2014 Year-end P&L and Balance Sheets. Lender requests Client to consider purchase as a Non-QM loan. Compensating factors include the following; 75% LTV, borrower has an excellent credit profile with a 783 credit score, stable employment of 10 yrs., DTI's of 12/28% and PLL of $585K.

06/15/2016:  Received 2014 P&L Statement.  Condition cleared.
 06/10/2016:  2014 and YTD 2015 P&L Statements required.  Received 2015 YTD P&L Statement, unable to locate 2014 P&L.  No exceptions allowed on QM loans.  Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 28.06%; Years on Job Borrower has 10 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 117.80month reserves.;

300166239	Per Note	NY	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Added 06/10/2016: Missing 2014 extensions for personal and business tax returns since the loan closed after 04/15/2015.
06/20/2016: Received signed 2014 1065's for both businesses. Condition cleared.
06/20/2016:  Pending Client determination
 06/15/2016:  Received extension for 2014 personal tax returns.  Missing extension for Borrower's Partnership tax returns (33.33% ownership) Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 28.06%; Years on Job Borrower has 10 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 117.80month reserves.;

300166245	Per Note	WA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $1,675,000.00 with a variance of 0.1%. A CDA within acceptable tolerance. Condition cleared.
300166247	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Rate Lock Agreement	Missing the rate lock agreement from file.
5/25/2016:  Rate Lock form is not an essential document as it is only a snapshot in time of what has been entered into our loan origination system (l.o.s.). It is important to note is that the l.o.s. will not allow for docs to be drawn unless the loan is in fact locked in the l.o.s. The fact that a loan closed is evidence that it was locked. Since the information permanently resides in the l.o.s., I have reprinted the Rate Lock form for this loan and attached it.
05/25/2016: Received evidence of rate lock. Condition cleared.
300166247	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/08/2016: CDA provided reflecting a value of $1,250,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300166249	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $585,000.00 with a variance of 0%. A CDA within acceptable tolerance. Condition cleared.
300166251	Per Note	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $1,200,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared
300166251	Per Note	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Documentation
Missing Notice of Option to Escrow Flood Insurance: All loans with Application dates prior to 01/01/2016 – If the property is located in a flood zone, then the lender must have given the borrower the option to escrow flood.
06/02/2016: Received Option to Escrow notification. Condition cleared.
300166251	Per Note	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification	A verification of employment for the borrower was not provided.	Please see the attached paystub from the pay period of 12-14-14 to 12-27-14, within 30 days of close.
06/02/2016: Provided a paystub within 30 days of closing for current employer and with the current employer > 24 months.  Condition cleared. 05/26/2016:  Per QM, creditor is required to verify 24 months of employment, with no gap.  Condition remains.

300166254	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2016: A CDA was provided with a value of $740,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.			LTV is lower than guideline maximum LTV lower than guideline; Years Self Employed 9 years in profession; Reserves are higher than guideline minimum Reserves higher than minimum;
300166261	Per Note	NY	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification	A verification of employment to evidence 24 month employment history was not provided.		06/01/2016: Provided a paystub within 30 days of closing for current employer and with the current employer > 24 months. Condition cleared.
Years in Field Borrower has 9 years in field; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 200 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 14.88;

300166261	Per Note	NY	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.01.16 A CDA was provided with a value of $860,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
Years in Field Borrower has 9 years in field; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 200 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 14.88;

300166275	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
300166276	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Credit	Acknowledged	B	B	CB	B	B	Income/Employment	Failure to obtain Employment Verification	Pending verification of employment for covering a period of 24 months with no unexplained gaps for borrower and coborrower.
Attached is a paystub for Co-borrower which is within 30 days of close date and also reflects start date of 4/30/2012 which meets Appendix Q guides. Borrower’s paystub is also attached within 30 days of close. However, Lender is unable to provide the VVOE prior to close to reflect 24 mos. employment with no gaps for borrower. Lender requests Client to consider purchase as a Non-QM loan. Compensating factors include; 70% LTV, borrowers have excellent credit profiles with 788/702 credit scores, DTI of 26/27% and PLL of $65K. DTI was calculated off base pay only.

7/26/16: Data tape provided with lender agreement of QM status of NonQM for subject loan. 06/21/2016: Client is willing to purchase loan as Non-QM/ATR Compliant. 2 years tax return, paystubs within 30 days for both borrs. Condition acknowledged.
 06/13/2016:  Exceptions are not allowed on QM loans.  Borrower has not been with current employer 24 months.  Verification of previous employment not provided.  Co-borrower’s documentation is acceptable.  Condition remains.
DTI is lower than guideline maximum QM guides 38% maximum, loan qualified with 27.32% DTI; Reserves are higher than guideline minimum Guides call for 6 months, loan qualified with 51 months;
300166276	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.			DTI is lower than guideline maximum QM guides 38% maximum, loan qualified with 27.32% DTI; Reserves are higher than guideline minimum Guides call for 6 months, loan qualified with 51 months;
300166277	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Ability to Repay Non-Compliant: Missing evidence of credit report to verify credit history	Please provide credit report. File is missing credit report for Borrower and Co-Borrower required in order for the loan to meet ATR compliance.		05/25/2016: Received credit report. Condition cleared.
LTV is lower than guideline maximum Loan qualified with LTV/CLTV of 27.15%; Years on Job Borrower has 5 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 226.2 months reserves;

300166277	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.01.16 A CDA was provided with a value of $2,445,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
LTV is lower than guideline maximum Loan qualified with LTV/CLTV of 27.15%; Years on Job Borrower has 5 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 226.2 months reserves;

300166277	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	A third party fraud report was not provided.		05/25/2016: Received third party fraud report. Condition cleared.
LTV is lower than guideline maximum Loan qualified with LTV/CLTV of 27.15%; Years on Job Borrower has 5 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 226.2 months reserves;

300166277	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing credit report	Please provide credit report. File is missing credit report for Borrower and Co-Borrower.		05/25/2016: Received credit report. Condition cleared.
LTV is lower than guideline maximum Loan qualified with LTV/CLTV of 27.15%; Years on Job Borrower has 5 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 226.2 months reserves;

300166278	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2016: A CDA was provided with a value of 574,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300166282	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2016: A CDA was provided with a value of$2,100,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300166283	Per Note	RI	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2016: A CDA was provided with a value of $5,800,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300166283	Per Note	RI	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	General Credit Exception	Please provide verification of taxes and insurance for the Borrowers' primary residence.		06/10/2016: Evidence of taxes & insurance received. Condition cleared.
300166286	Per Note	FL	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2016: A CDA was provided with a value of $2,700,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300166286	Per Note	FL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification	Third party verification of self employment for the borrower was not provided.		06/01/2016: Received third party verification of employment. Condition cleared.
300166289	Per Note	MA	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Ineligible Borrower
The initial loan application reflects the borrower is neither a US Citizen nor a Permanent Resident Alien.  The loan approval in file does not addresses this issue and foreign nationals are not permitted per client's guidelines.
																	05/25/2016: Received corrected 1003, initialed by Borrower, reflecting US citizen. Condition cleared.			Years Self Employed 17 years self-employed; FICO is higher than guideline minimum 791 FICO; Reserves are higher than guideline minimum 212 months reserves > 6 months required;
300166289	Per Note	MA	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of HOA Fees	Missing evidence of HOA Fees for current condominium residence that is being retained. The HOA fees need to be included in the total debt calculations.		06/14/2016: Received evidence of HOA dues. DTI within guidelines. Condition cleared.			Years Self Employed 17 years self-employed; FICO is higher than guideline minimum 791 FICO; Reserves are higher than guideline minimum 212 months reserves > 6 months required;
300166289	Per Note	MA	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	General Compliance	Missing Documentation	None of the business or personal tax returns in file are executed and the file does not contain tax transcripts for either the personal or business returns.		06/14/2016: Received tax returns signed post consummation. Condition cleared.			Years Self Employed 17 years self-employed; FICO is higher than guideline minimum 791 FICO; Reserves are higher than guideline minimum 212 months reserves > 6 months required;
300166289	Per Note	MA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2016: A CDA was provided with a value of $1,170,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared			Years Self Employed 17 years self-employed; FICO is higher than guideline minimum 791 FICO; Reserves are higher than guideline minimum 212 months reserves > 6 months required;
300166289	Per Note	MA	Underwriting Complete	Non-QM	Non-QM	Property	Acknowledged	B	B	VB	B	B	Property	General Property Exception 1	The original appraisal value was for $1,170,000.00, and a second appraisal is required, however there was an exception in the loan file waving the requirement for a second appraisal.		5/20/2016: Audit hereby acknowledges the requirement for a second appraisal as non-material. Loan will be rated a B for all agencies.	Exception	Originator	Years Self Employed 17 years self-employed; FICO is higher than guideline minimum 791 FICO; Reserves are higher than guideline minimum 212 months reserves > 6 months required;
300166299	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.01.16 A CDA was provided with a value of $1,850,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300166301	Per Note	FL	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing current mortgage pay history	Missing current payment history for primary residence and all investment properties.		06/01/2016: Received payment histories for all properties. Condition cleared.
Reserves are higher than guideline minimum Guides require 6 months reserves, loan qualified with 3055.70 months reserves; Years on Job Borrower has 8 years on job; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 712;

300166301	Per Note	FL	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing evidence of taxes, insurance and HOA fees, if applicable, for all reo's listed on the loan application.		06/01/2016: Received evidence of PITIA for all properties. Condition cleared.
Reserves are higher than guideline minimum Guides require 6 months reserves, loan qualified with 3055.70 months reserves; Years on Job Borrower has 8 years on job; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 712;

300166301	Per Note	FL	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/2016: A CDA was provided with a value of $3,500,000. The lower appraisal value of $2,450,000 was used to qualify loan. Condition cleared.
Reserves are higher than guideline minimum Guides require 6 months reserves, loan qualified with 3055.70 months reserves; Years on Job Borrower has 8 years on job; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 712;

300166302	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.01.16 A CDA was provided with a value of $630,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
Full Documentation The file contains 2 years tax returns and 2 months of asset information.; Reserves are higher than guideline minimum Loan qualify with 6 months reserves.; Years Self Employed 25 years self employed.;

300166303	Per Note	CT	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Note	The file is missing a copy of the simultaneous 2nd lien HELCO in the amount of $250,000.00 as reflected on the lender's loan approval.		05/31/2016: Received 2nd lien Note. Condition cleared.
Reserves are higher than guideline minimum W Guides require  months reserves, loan qualified with 21.4 months reserves; LTV is lower than guideline maximum 17.65% LTV; Years in Field C-Borrower has  25 years in Field  ;

300166303	Per Note	CT	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	TILA	Right to Cancel form not properly executed	The Right to Cancel was not signed by both borrowers. Only the co-borrower signed the Right to Cancel in file.		05/31/2016: The borrower not vested is not required to sign the right of recession. Condition cleared.
Reserves are higher than guideline minimum W Guides require  months reserves, loan qualified with 21.4 months reserves; LTV is lower than guideline maximum 17.65% LTV; Years in Field C-Borrower has  25 years in Field  ;

300166303	Per Note	CT	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/09/2016: A field review was provided supporting appraised value of $1,700,000. No variance. Condition cleared. 06/02/2016: A CDA was provided showing Indeterminate. Please provide a field review
Reserves are higher than guideline minimum W Guides require  months reserves, loan qualified with 21.4 months reserves; LTV is lower than guideline maximum 17.65% LTV; Years in Field C-Borrower has  25 years in Field  ;

300166305	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Credit	Acknowledged	B	B	CB	B	B	Income/Employment	Missing YTD Profit & Loss
Missing 2013 and YTD 2014 Profit & Loss for self-employed business indicated on schedule E, Line A of the 2012 1040's.  Missing 2014 YTD Profit & Loss for self-employed business indicated on Schedule C of the 2013 1040's.  Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.

Acknowledge that loan does not meet Appendix Q guides for 2014 P&L and Balance Sheets. Lender requests Client consider purchase as a Non-QM loan. This loan closed in 2014. Attached is the 2013 Corp returns that were on extension when loan closed. Compensating factors include; 73.33%LTV, borrower has an excellent credit profile with a 790 credit score, DTI's of 8/9% and PLL of $4.7MM.

7/26/16: TPR received confirmation that lender agrees with NonQM/Compliant designation and the loan-level tape now correctly identifies said loan designation. Three years tax returns and business license provided adequately cover employment and income verification levels. Loan is ATR compliant. . 06/21/2016: Client is willing to purchase loan as Non-QM/ATR Compliant. Condition acknowledged. 06/21/2016:  Pending Client determination06/15/2016:  Per appendix Q, both P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage.  Condition remains.
 06/10/2016:  Received 2013 Partnership return, P&L and Balance Sheet not needed for 2013.  Exception not allowed on QM loans.  Condition remains

Reserves are higher than guideline minimum 1028 months reserves; DTI is lower than guideline maximum QM allowed 43% DTI, loan qualified with 8.53%; CLTV is lower than guideline maximum UW guides allow to 80%,  CLTV is 73.33%.;

300166305	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Credit	Acknowledged	B	B	CB	B	B	Income/Employment	Missing Balance Sheet	Missing Balance Sheet for self-employed business indicated on schedule E, Line A of the 2012 1040's.
7/26/16: TPR received confirmation that lender agrees with NonQM/Compliant designation and the loan-level tape now correctly identifies said loan designation. Three years tax returns and business license provided adequately cover employment and income verification levels. Loan is ATR compliant.  06/21/2016: Client is willing to purchase loan as Non-QM/ATR Compliant. Condition acknowledged.
 06/21/2016:  Pending Client determination
06/15/2016:  Per appendix Q, both P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage.  Condition remains.
 06/10/2016:  Received 2013 Partnership return, P&L and Balance Sheet not needed for 2013.  Exception not allowed on QM loans.  Condition remains

Reserves are higher than guideline minimum 1028 months reserves; DTI is lower than guideline maximum QM allowed 43% DTI, loan qualified with 8.53%; CLTV is lower than guideline maximum UW guides allow to 80%,  CLTV is 73.33%.;

300166305	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	Servicing disclosure in the file is dated 05/05/14 and the application date is 04/30/2014.
Disagree, application date of 04/30/14 Wednesday and the servicing disclosure was provided with the initial disclosures package on Monday 05/05/14 which is the third business day from the application date. Please see initial disclosure attached
05/26/2016: Received evidence Servicing Disclosure was provided within 3 days of application date. Condition cleared.
Reserves are higher than guideline minimum 1028 months reserves; DTI is lower than guideline maximum QM allowed 43% DTI, loan qualified with 8.53%; CLTV is lower than guideline maximum UW guides allow to 80%,  CLTV is 73.33%.;

300166305	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	List of agencies missing from the loan file.		05/26/2016: Received acceptable HUD Counseling Disclosure. Condition cleared.
Reserves are higher than guideline minimum 1028 months reserves; DTI is lower than guideline maximum QM allowed 43% DTI, loan qualified with 8.53%; CLTV is lower than guideline maximum UW guides allow to 80%,  CLTV is 73.33%.;

300166305	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.01.16 A CDA was provided with a value of $1,200,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
Reserves are higher than guideline minimum 1028 months reserves; DTI is lower than guideline maximum QM allowed 43% DTI, loan qualified with 8.53%; CLTV is lower than guideline maximum UW guides allow to 80%,  CLTV is 73.33%.;

300166307	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2016: A CDA was provided with a value of $2,140,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300166307	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	Legal Documents	Final TIL not executed	The Final TIL in file was not executed by Co-Borrower2 and Co-Borrower3 who were vested on title.	Disagree, The TIL was executed by the main borrowers . The other 2 are guarantors who are not required to sign the TIL.
06/15/2014: Audit reviewed the lender rebuttal and has determine that under Reg Z which governs the TIL, there is no specific requirement for the TIL to be executed (while it is best practice and industry standard), only that the TIL be provided. Condition cleared. 06/10/2016:  All 4 owners are vested on title and signed the mortgage.  Property is in a community property state.  Condition remains.
 05/26/2016:  Co-Borrowers 2 & 3 are on the Title and Mortgage/Deed of Trust and are required to sign the Final TIL.  Condition remains.

300166309	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $1,050,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300166314	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2016: A CDA was provided with a value of $800,000, with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300166316	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods	DTI is greater than guideline requirement when utilizing ATR qualifying methods. Audit ATR DTI of 43.65% > 43% max DTI.		06/21/2016: Client willing to accept ATR DTI to 45%. Condition cleared. 06/13/2016: Exception requested			CLTV is lower than guideline maximum 66.93% LTV/CLTV; FICO is higher than guideline minimum 820 Mid Fico; Reserves are higher than guideline minimum 33.60 Months;
300166316	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Credit	Acknowledged	B	B	CB	B	B	DTI	DTI Exceeds Guidelines	DTI is greater than guideline requirement when utilizing ATR qualifying methods. Audit ATR DTI of 43.65% > 43% max DTI.		06/21/2016: Client willing to accept ATR DTI to 45%. Condition acknowledged.	Exception	Aggregator	CLTV is lower than guideline maximum 66.93% LTV/CLTV; FICO is higher than guideline minimum 820 Mid Fico; Reserves are higher than guideline minimum 33.60 Months;
300166316	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2016: A CDA was provided with a value of $515,000, with a variance of 0%. CDA within acceptable tolerance. Condition cleared.			CLTV is lower than guideline maximum 66.93% LTV/CLTV; FICO is higher than guideline minimum 820 Mid Fico; Reserves are higher than guideline minimum 33.60 Months;
300166317	Per Note	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage	Loan does not meet criteria for Qualified Mortgage. 2 year verification of employment for Borrower and Co-Borrower was not provided. 2011 and 2012 1040s provided are not signed by Borrowers.
Attached are the borrower's paystubs which are both within 30 days of close date and meets Appendix Q guides. Please note that the co-borrower's paystubs reflected hire date of 10/4/10 which supports the 24 mos. employment history. Additionally, the file contained 3 yrs. W-2's and tax returns which more than supports the 24 mos. employment history. Also attached are the signed tax returns for 2011 & 2012.

05/31/2016:  Provided a paystub within 30 days of closing for current employer and with the current employer > 24 months.  Condition cleared.
 05/31/2016:  Per QM, creditor is required to verify 24 months of employment, with no gap.  Escalated.

300166317	Per Note	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2016: A CDA was provided with a value of $1,200,000, with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300166317	Per Note	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in FEMA declared disaster area. Inspection post incident date was not provided.		06/21/2016: Received satisfactory post disaster inspection. Condition cleared.
300166320	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	No HUD Homeownership Organization Counseling Disclosure in file.		06/15/2016: Received evidence borrower received HUD Counseling Disclosure within 3 business days of application date. Condition cleared.			Years Self Employed 26 years in profession; LTV is lower than guideline maximum LTV lower than guideline; Full Documentation Has full documentation of income;
300166320	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Ability to Repay Non-Compliant: Missing evidence of income documentation	Three years tax returns are required for self employed borrowers, only 2 years tax returns were provided.
Although we only verified 2 years of business returns for business,  we used the lowest income over a 3 year period. It should be noted that borrower was self-employed in the prior years as evidenced by Schedule C income shown on '13 1040 (winding down business) and on '12 1040 1st page under "Miscellaneous Income". He started business in 2012 so there was an overlap of Schedule C & Misc Income.
																	06/15/2016: Audit acknowledges that Lender guidelines require 3 years tax returns, but will not affect the ability to repay the subject loan.			Years Self Employed 26 years in profession; LTV is lower than guideline maximum LTV lower than guideline; Full Documentation Has full documentation of income;
300166320	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2016: A CDA was provided with a value of $ 636,000, with a variance of 0%. CDA within acceptable tolerance. Condition cleared.			Years Self Employed 26 years in profession; LTV is lower than guideline maximum LTV lower than guideline; Full Documentation Has full documentation of income;
300166321	Per Note	MA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2016: A CDA was provided with a value of $ 1,756,500 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.			Years on Job 6 years in current employment.; DTI is lower than guideline maximum DTI is 26%.; Reserves are higher than guideline minimum Reserves are higher than minimum required.;
300166321	Per Note	MA	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to obtain 2nd lien note	Provide a copy of the 2nd lien note.		06/13/2016: Received 2nd lien note. Condition cleared.			Years on Job 6 years in current employment.; DTI is lower than guideline maximum DTI is 26%.; Reserves are higher than guideline minimum Reserves are higher than minimum required.;
300166336	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	B	RA	A	A	TILA	Finance Charge Under Disclosed	Finance charge under disclosed by $200.01. Missing TIL Itemization - unable to determine source of under disclosure.	Agree, Finance Charge was under disclosed by $170 due to the under disclosure of Escrow fees. Lender to refund $170 to the borrower. See attached FC analysis and Refund docs	06/03/2016: Received letter to Borrower, air bill and evidence of refund.
300166348	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	TILA	Incorrect rescission model – Same lender refinance requires form H-9	Incorrect rescission model - same lender refinance requires form H-9.	05/26/2016: Disagree, The original loan was funded in June 2009 before the Lender became under a new charter in July of 2010. The loan is considered an outside Refi. H8 form is correct
06/01/2016:  Per Compliance, ok to clear.  Condition cleared.
06/01/2016:  Per Compliance, Lender was the same company before being purchased even though they restructured to a new charter. Condition remains.
05/31/2016:  Sent follow up to Compliance
 05/26/2016:  Referred to Compliance.

300166355	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Servicing Disclosure Statement	Missing servicing disclosure	Disagree, Please see Initial Disclosure Package Attached page 12	05/31/2016: Received initial Servicing Disclosure dated 06/25/2013. Condition cleared.
300166355	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Rate Lock Agreement	Missing rate lock agreement.
Rate Lock form is not an essential document as it is only a snapshot in time of what has been entered into our loan origination system . It is important to note is that the loan origination system. Will not allow for docs to be drawn unless the loan is in fact locked in the loan origination system. The fact that a loan closed is evidence that it was locked. Since the information permanently resides in the system., I have reprinted the Rate Lock form for this loan and attached it.
05/31/2016: Received evidence of rate lock. Condition cleared.
300166355	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	TILA	Missing ARM Loan Program Disclosure	Missing Arm Loan Disclosure	Disagree, please see previews Initial Disclosure Package page 13-14	05/31/2016: Received initial ARM Disclosure dated 06/25/2013. Condition cleared.
300166361	Per Note	MA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Facta-Notice to Home Loan Applicant & Consumer Score Disclosure not provided.		06/01/2016: Received FACTA Notice. Condition cleared.
300166366	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Appraisal	CDA not provided.		06/08/2016: CDA provided reflecting a value of $860,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared
300166372	Per Note	MA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Documentation	Property is located in a FEMA declared disaster area. Inspection post incident date was not provided.
06/21/2016: Inspection report provided showing no damage. Condition cleared 05/26/2016:  Added.  FEMA disaster incident 01/26/2015.  An inspection is required to reflect no damage.
 05/25/2016:  Disaster was in 2015.  Condition rescinded.

300166373	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Appraisal	CDA not provided.		06/13/2016: CDA provided reflecting a value of $1,030,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300166383	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Appraisal	6/1/2016: A CDA was provided showing Indeterminate. Please provide a field review.		06/13/2016: Received appraisal review with a value of $1,560,000. Condition cleared.
300166386	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	TILA	Missing Right To Cancel Form	Missing Right to Cancel form.
06/03/2016:  Received Right to Cancel.  Condition cleared.
 05/26/2016:  Notice of right of rescission instructions to escrow company is not the Right to Cancel form that must be signed by the Borrowers.  Condition remains.

300166386	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Documentation	Subject is in a flood zone, evidence the borrower was given the option to escrow the flood insurance in not in the file.	05/25/2016: The application date is 3/7/2013, option to escrow was not required.
06/21/2016:  Received evidence the borrower was given the option to escrow the flood insurance
05/26/2016:  Added.  Loans with application dates prior to 01/01/2016 must have given the borrower the option to escrow flood.Evidence the borrower was given the option to escrow the flood insurance in not in the file. Condition remains.
 05/25/2016:  The application date is 3/7/2013, option to escrow was not required. Condition rescinded.

300166386	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	General Compliance	Flood Notice is not signed by all applicants.	Flood Notice is not signed by all applicants.		05/25/2016: Received executed Flood Notice. Condition cleared.
300166402	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	TILA	Incorrect rescission model – Same lender refinance requires form H-9	Rescission was completed on H-8, this is Lender-to-Lender refinance, form H-9 was to be used.
06/02/2016: Original Lender  entity was purchased and that the current Lender legal entity has been operating only since 2010. Lender refinances of Lender loans made prior to this date of divestiture are not considered same-lender refinances.
06/02/2016: Audit has reviewed the lender's rebuttal and has deemed it valid. Condition is cleared.
300166411	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.01.16 A CDA was provided with a value of $545,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.			Reserves are higher than guideline minimum 1354 months reserves > 6 months required; Years on Job 21 years on the job; FICO is higher than guideline minimum 783 FICO;
300166411	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance
The file is missing evidence of current taxes and insurance for all REO properties including the properties held free and clear which the borrower is still responsible for maintaining taxes and insurance.  The REO tax documents in file date back to 2011 and 2012 for a prior transaction with the borrower and there are no insurance documents.

6/14: please see the attached documents. HOA dues for property #1 is in the amount of $812. insurance for property #2 and #5 are attached. Property #3 (land loan) was paid off over a year ago

 Please see the attached property taxes and insurance for the borrowers REOs. Taxes and insurance for the REOs are evidenced with insurance policies, Appraisals, and public records from records Zillow and redfin. Please note, we were unable to provide tax documentation for Parcel 1  Also, #96 is a co-op in which the borrower does not pay property taxes but we were able to obtain the HOA fees which were reflected on the appraisal.

06/16/2016:  Property #3 for sale at $379,900.  Property is vacant land.  Calculated taxes $379,900 x 1.25% = $395.73/month.  DTI < 43%.  Condition cleared.
06/14/2016:  Properties #1, #2 & #5 are acceptable.  Please provide evidence that property #3 was sold at the time of subject closing or provide evidence of insurance.  Condition remains.
 06/08/2016:  Missing evidence of HOA dues for property # 1 on final application.  Missing evidence of insurance for property #2 on final application.  Insurance for properties #3 and #5 on final application is from 2011.  Documentation for properties #4 and #6 is acceptable.  Condition remains.
Reserves are higher than guideline minimum 1354 months reserves > 6 months required; Years on Job 21 years on the job; FICO is higher than guideline minimum 783 FICO;
300166411	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Document Error
The final loan application does not reflect an additional REO property owned by the borrower.  Mortgage statement in file indicates the borrower owns an additional property not reflected on the 1003 or the file is missing evidence of payoff or sale of this additional REO.
																06/07/2016: Please see the attached documents as evidence the borrower sold the REO property in Question, in 2012	06/07/2016: Audit reviewed REO documentation, and has determined that sufficient evidence was provided to verify property sold. Condition cleared.			Reserves are higher than guideline minimum 1354 months reserves > 6 months required; Years on Job 21 years on the job; FICO is higher than guideline minimum 783 FICO;
300166411	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	All asset documentation in file are stale dated and none of the asset documents in file coincide with the loan approval.		05/24/2016: Received assets documentation. Condition cleared.			Reserves are higher than guideline minimum 1354 months reserves > 6 months required; Years on Job 21 years on the job; FICO is higher than guideline minimum 783 FICO;
300166412	Per Note	NJ	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Value	Failure to Obtain Qualified Appraisal	Appraisal is missing from the loan file.	06/01/2016: Appraisal attached.	06/01/2016: Appraisal Provided. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 12.40%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 104.1 months reserves; FICO is higher than guideline minimum Loan qualified with FICO of 799;

300166412	Per Note	NJ	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/10/16: CDA provided reflecting a value of $460,000 or 0% variance. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 12.40%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 104.1 months reserves; FICO is higher than guideline minimum Loan qualified with FICO of 799;

300166413	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Appraisal	CDA not provided.		06/08/2016: CDA provided reflecting a value of $675,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300166414	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Documentation	Property located in FEMA Declared disaster area. Inspection post incident was not provided		06/21/2016: Received satisfactory post disaster inspection. Condition cleared.
300169627	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.03.16: A CDA was provided with a value of $995,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 734 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.09%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 734;

300169627	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Value	Appraisal incomplete (missing map, layout, pages, etc.)	Missing Appraisal Form 216 Operating Income Statement.	6/3/2016: Lender policy does not require an Operating Income Statement. The complete and sufficient appraisal is attached.	6/3/2016: Lender provided complete appraisal. They do not required an Operating Income Statement. Condition Cleared
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 734 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.09%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 734;

300169629	Per Note	MA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing evidence of property taxes and if any HOA on the properties reporting on the credit report and not reporting on the schedule E
6/3/2016:  Please specify which properties you are requesting evidence of property taxes and if any HOA. Underwriting policy/procedures and industry standards do not require evidence of taxes and insurance on commercial properties. Additionally, the back-end DTI for this loan is 35%, which leaves more than enough room for any additional insurance and maintenance expense.

06/14/2016:  Received sufficient documentation to calculate rental income for Non-QM loan. Condition cleared.
06/08/2016:  Missing insurance for property #1 and #3 on credit report.  Missing taxes & insurance for property #2 on credit report.  Documentation for all other properties is acceptable.  Condition remains.
 6/3/2016: Tax and insurance and HOA payments is required on properties listed on the credit report and not reported on the schedule E.

Reserves are higher than guideline minimum Sufficient reserves ; FICO is higher than guideline minimum The FICO is greater than the min of 680; No Mortgage Lates No Mortgage lates on all mortgages with 99 months reviewed;

300169629	Per Note	MA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Note Rider/Addendum	Prepayment Penalty Agreement missing terms	6/3/2016: Prepay addendum should have been 1% for 48 months, but seeing how it was left blank lender is waiving the pre payment	6/3/2016: Lender acknowledges PPP agreement is missing terms. Lender agrees to waive the prepay penalty. Condition Cleared
Reserves are higher than guideline minimum Sufficient reserves ; FICO is higher than guideline minimum The FICO is greater than the min of 680; No Mortgage Lates No Mortgage lates on all mortgages with 99 months reviewed;

300169629	Per Note	MA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	General Compliance	General Compliance Exception	Please provide Settlement Statement. Audit searched entire file and it's missing.	This is not a TRID loan. Final HUD-1 was provided and not a Settlement Statement. Final HUD-1 is attached.	06/08/2016: Subject is Investment Property. Received Settlement Statement. Condition cleared.
Reserves are higher than guideline minimum Sufficient reserves ; FICO is higher than guideline minimum The FICO is greater than the min of 680; No Mortgage Lates No Mortgage lates on all mortgages with 99 months reviewed;

300169629	Per Note	MA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Mortgage	The signed mortgage with all riders was not provided.	6/3/2016: please see the attached mortgage	6/3/2016: The lender provided the signed mortgage with all riders. Condition Cleared
Reserves are higher than guideline minimum Sufficient reserves ; FICO is higher than guideline minimum The FICO is greater than the min of 680; No Mortgage Lates No Mortgage lates on all mortgages with 99 months reviewed;

300169629	Per Note	MA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.03.16: A CDA was provided with a value of $630,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
Reserves are higher than guideline minimum Sufficient reserves ; FICO is higher than guideline minimum The FICO is greater than the min of 680; No Mortgage Lates No Mortgage lates on all mortgages with 99 months reviewed;

300169630	Per Note	OR	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.03.16: A CDA was provided with a value of $725,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40 months reserves; DTI is lower than guideline maximum loan qualified with DTI of 31%; Years on Job Borrower has 30 years on job;

300169630	Per Note	OR	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	572 - Appraisal documentation Incomplete	Zip code reflected on appraisals does not match zip code reflected on the note.	6/3/16: please see letter of intent to correct note and re-record Deed	6/3/16: The lender verified the correct zip code is the one on the appraisal and provided a letter of intent to correct the other documents. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40 months reserves; DTI is lower than guideline maximum loan qualified with DTI of 31%; Years on Job Borrower has 30 years on job;

300169630	Per Note	OR	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Title	Missing Final Title Violation	A copy of the final title was not provided in the file	6/3/16: Audit consulted with compliance and the CD/LE is not required. The loan file contained a settlement statement. Conditioned Rescinded.	6/3/16: The settlement statement provided in the initial file is acceptable on investment property. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 40 months reserves; DTI is lower than guideline maximum loan qualified with DTI of 31%; Years on Job Borrower has 30 years on job;

300169631	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
Reserves are higher than guideline minimum Loan qualified with 72.26 months reserves on all properties; DTI is lower than guideline maximum Loan qualified with DTI of 30.84%; FICO is higher than guideline minimum Loan qualified with FICO of 765;

300169631	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance
Verification of hazard insurance liabilities for all properties owned was not provided. Verification of HOA on the property listed first on the final application addendum to schedule of real estate owned was provided; however, verification of any additional assessments or evidence no assessments are due was not provided for any other properties.

Loan is not QM, therefore we relied on we do not need to provide verification of hazard insurance and HOA for all properties owned. Attached is the Borrower's 2015 Schedule E part I which shows maintenance, taxes and insurance for all properties
06/16/2016: Loan is Non-QM, documentation provided is sufficient. Condition cleared.
Reserves are higher than guideline minimum Loan qualified with 72.26 months reserves on all properties; DTI is lower than guideline maximum Loan qualified with DTI of 30.84%; FICO is higher than guideline minimum Loan qualified with FICO of 765;

300169632	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing K-1	Missing the K’1s for 2012,2013,2014 for both borrower and co-borrower .	06/13/2016: Resent Tax Returns and Financial statements 6/3/2016: New Credit file uploaded
06/13/2016: Audit reviewed K1 documentation, and has determined that the K1's provided for 2012, 2013 and 2014 are deemed acceptable. Condition cleared.
06/09/2016:  Received income documentation for Business #1 on 2014 Schedule E Part II Statement 3.  Missing K-1s for businesses #2 & #3.  If > 25% ownership tax returns, P&L and Balance Sheet will also be required.
 6/7/2016:  Missing the K’1s for 2012,2013,2014 for both borrower and co-borrower .
Reserves are higher than guideline minimum 2341.30 months in reserves ; LTV is lower than guideline maximum 43.75% LTV; Years Self Employed S/E with borrower 17 years and Co borrower 5 years;
300169632	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Missing assets documentation supporting assets lender used on the Loan Approval.	6/3/2016: entire new credit file uploaded under K-1 condition
06/09/2016: Received asset documentation.  Condition cleared.
 6/7/2016:  No assets were submitted with the credit file that was uploaded on 6/3/2016, condition remains for the missing assets documentation supporting assets lender used on the Loan Approval.
Reserves are higher than guideline minimum 2341.30 months in reserves ; LTV is lower than guideline maximum 43.75% LTV; Years Self Employed S/E with borrower 17 years and Co borrower 5 years;
300169632	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing evidence of property taxes and insurance on the primary property.	6/3/2016: Attached is all documentation necessary to establish PITI on the non-subject primary residence.	6/7/2016: Updated the REO with Primary property information P&I and taxes and insurance , condition cleared.			Reserves are higher than guideline minimum 2341.30 months in reserves ; LTV is lower than guideline maximum 43.75% LTV; Years Self Employed S/E with borrower 17 years and Co borrower 5 years;
300169632	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Income Tax Schedules	Missing the Corporation Business Tax returns for 2013,2014,2015 with all schedules and K1's and 2016 Year to Date Profit and Lost supporting income reporting on the loan approval	06/13/2016: Resent Tax Returns and Financial statements 6/3/2016: entire new credit file uploaded under K-1 condition
06/13/2016: Audit reviewed K1 documentation, and has determined that the K1's provided for 2012, 2013 and 2014 are deemed acceptable.
 06/09/2016:  Received income documentation for Business #1 on 2014 Schedule E Part II Statement 3.  Missing K-1s for businesses #2 & #3.  If > 25% ownership tax returns, P&L and Balance Sheet will also be required.  Missing Balance Sheet for Co-borrower's Schedule C income.  Condition remains.6/7/2016:  Audit has reviewed income docs provided, still pending the Corporation Business Tax returns for 2013,2014,2015 with all schedules and K1's and 2016 Year to Date Profit and Lost supporting income reporting on the loan approval.
Reserves are higher than guideline minimum 2341.30 months in reserves ; LTV is lower than guideline maximum 43.75% LTV; Years Self Employed S/E with borrower 17 years and Co borrower 5 years;
300169632	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing credit report	A credit report pulled for all borrowers within 90 days of the not was not provided. Credit reports in file are aged.	6/3/2016: entire new credit file uploaded under K-1 condition
06/09/2016:  Received updated credit report for all Borrowers.  Condition cleared.
 6/7/2016:  updated credit report was not provided in the credit file that was uploaded on 6/3/2016.  Condition remains for credit reports pulled for all borrowers within 90 days of the note, credit reports in file are aged.
Reserves are higher than guideline minimum 2341.30 months in reserves ; LTV is lower than guideline maximum 43.75% LTV; Years Self Employed S/E with borrower 17 years and Co borrower 5 years;
300169632	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.03.16: A CDA was provided with a value of $960,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.			Reserves are higher than guideline minimum 2341.30 months in reserves ; LTV is lower than guideline maximum 43.75% LTV; Years Self Employed S/E with borrower 17 years and Co borrower 5 years;
300169633	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.03.16: A CDA was provided with a value of $1,175,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169634	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.03.16: A CDA was provided with a value of $740,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169635	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.03.16: A CDA was provided with a value of $1,250,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169636	Per Note	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.03.16: A CDA was provided with a value of $2,740,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169637	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.03.16: A CDA was provided with a value of $871,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared. .
300169639	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing 2nd lien note	Missing second lien for subject property.		06/02/2016 - Received executed copy of 2nd lien Note for subject property. Finding cleared.
DTI is lower than guideline maximum DTI 36.28% < 43% max allowed. ; FICO is higher than guideline minimum FICO 785 > 680 min required. ; General Comp Factor 1 1032 months reserves > 6 months required. ;

300169639	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.03.16: A CDA was provided with a value of $1,100,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
DTI is lower than guideline maximum DTI 36.28% < 43% max allowed. ; FICO is higher than guideline minimum FICO 785 > 680 min required. ; General Comp Factor 1 1032 months reserves > 6 months required. ;

300169640	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/10/16: CDA provided reflecting a value of $1,400,000 or 0% variance. Condition cleared.
300169641	Per Note	FL	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.03.16: A CDA was provided with a value of $1,350,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.92%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778.; Years Self Employed Borrower has 38 years Self Employed;

300169641	Per Note	FL	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet / Home Loan Toolkit		06/06/2016: Received evidence borrower received Home Loan Toolkit within 3 business days of application date. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.92%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778.; Years Self Employed Borrower has 38 years Self Employed;

300169641	Per Note	FL	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Application date is 02/12/2016, disclosures dated 02/18/2016.		06/06/2016: Received evidence borrower received Appraisal Disclosure within 3 business days of application date. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.92%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778.; Years Self Employed Borrower has 38 years Self Employed;

300169641	Per Note	FL	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	B	B	RB	B	B	TRID	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Closing Disclosure indicates a tolerance cure in the amount of $125.00. The final CD reflects a Title-Escrow-Disbursement fee of $125.00 not reflected on the LE.   Loan will be graded an A for all agencies except for Fitch with a grade of B.
Closing Disclosure indicates a tolerance cure in the amount of $125.00. Loan will be graded a B for noted tolerance cure.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.92%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778.; Years Self Employed Borrower has 38 years Self Employed;

300169641	Per Note	FL	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated 04/05/2016 Contact Information section is incomplete. The Email of the Borrowers Real Estate Broker / Sellers Real Estate broker is missing.		06/06/2016: Received revised CD with correct Realtor information. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.92%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778.; Years Self Employed Borrower has 38 years Self Employed;

300169641	Per Note	FL	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing HELOC agreement	Missing Note and/or subordination agreement for simultaneous HELOC in second position.		06/06/2016: Received HELOC agreement. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.92%.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 778.; Years Self Employed Borrower has 38 years Self Employed;

300169648	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $695,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169650	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	General Compliance	Missing Documentation	The file does not contain the note and/or any documentation to confirm the terms of the 2nd mortgage offered at closing		6/2/16: Received copy of 2nd note. Condition cleared.
Years Self Employed Borrower has 6 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 215.60 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 22.53%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777;

300169650	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Missing letter of explanation why income has declined for the borrower since 2012.
Compensation was re structured in order to reduce tax burden. In exchange for lowering the guaranteed cash payments via W-2, the client would receive a significant and proportional  increase in distributions via K-1s. From 2012 to 2013 the clients W-2  income decreased by $497,347, in exchange from 2013 to 2014 distributions via K-1 increased by $508,725.” W2 wages are decreasing and we used the lowest year. K-1 income is increasing and we used a 3 year average. Policy would not require a letter of explanation.
6/2/2016: Reviewed income and verified conservative approach utilized. Condition cleared.
Years Self Employed Borrower has 6 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 215.60 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 22.53%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777;

300169650	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $3,000,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
Years Self Employed Borrower has 6 years Self Employed; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 215.60 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 22.53%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777;

300169651	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.01.16 A CDA was provided with a value of $1,770,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169651	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	TILA	Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The Amount Financed is over disclosed and exceeds allowable $100 variance/threshold for Purchase Transactions. The Closing Disclosure dated 3/17/2016 reflects an Amount Financed of $768,858.61 vies. Actual $771,483.58, an over disclosure of -$2,624.97.

06/08/2016: Over disclosures of APR are not considered material and will not impact rescission or collectability, therefore the finding is immaterial in nature. If this is still an outstanding issue please provide your Disagree, calculation so we can identify the issue.
06/08/2016: Audit re-analyzed final CD, and has determined that the loan does not exceed allowable over/under disclosed thresholds. Condition cleared.
300169651	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	B	RA	A	A	RESPA	Sufficient RESPA Cure provided on HUD-1	Closing Disclosure indicates a tolerance cure in the amount of $529.05 for increase in closing costs above limit.		Closing Disclosure indicates a tolerance cure in the amount of $529.05 . Loan will be graded an A for all agencies except for Fitch with a grade of B
300169651	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	TRID	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Consummation date indicates the Estimated Taxes, Insurance and Assessments as $3,521.19 a month vs. the calculated value of $3,134.01 a month.	06/08/2016: Please provide the sources you are using to calculate the Taxes and Insurance.
06/08/2016: Audit re-analyzed estimated Taxes, Insurance and Assessments, and has determined that the monthly insurance amount was not included due to unit being covered under a blanket policy. Lender included monthly hazard fee on the final 1003 and CD, however the Approval Worksheet did not include this fee. Audit included the hazard insurance as per 1003 & CD, and calculated values match. Condition cleared.

300169651	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	TILA	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions
The final Closing Disclosure reflects the Finance Charge as (768,858.61) vs. actual Finance Charge of 771,483.58. An under disclosure of 2,624.97 which exceeds the $100 allowable tolerance for Purchase Transactions.
																06/08/2016: Over disclosures of APR are not considered material and will not impact rescission or collectability, therefore the finding is immaterial in nature.	06/08/2016: Audit re-analyzed final CD, and has determined that the loan does not exceed allowable over/under disclosed thresholds. Condition cleared.
300169651	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	06/07/2016: WLSP not provided since there were no services that borrower could shop for per section C of the LE
06/07/2016: Audit reviewed Lender Rebuttal, as well as re-analyzed LE and CD, 3rd party fees listed in Sec B on the LE compared to 3rd party fees listed in section B of the CD are subject to zero tolerance when the file is missing the WLSP. No tolerance violation. Condition cleared.

300169653	Per Note	NY	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.01.16 A CDA was provided with a value of $725,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169654	Per Note	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $2,905,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169654	Per Note	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Initial Closing Disclosure timing requirement not met	Initial CD reflects Date Issued of 02/04/2016 and was signed by the borrowers, which is less than 3 business days prior to consummation.	06/03/2016: Disagree. Loan Consummation date is 2/8/16 and the Initial CD was e-delivered on 2/2/16. CD consent was received on 2/2/16. Please see attached above screenshots.	06/03/2016: Lender Provided Evidence of that Initial CD was e delivered on 2/2/16 and per Mortgage Document in the file loan consummation was 02/08/2016.
300169654	Per Note	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
Consummation date indicates the Estimated Taxes, Insurance and Assessments as $3,724.37 a month vs. the calculated value of $1,019.57 a month. The lender used the incorrect higher taxes/hazard insurance  vs. the actual amount.

6/6/2016:   property taxes are set on the purchase price of the property and not on the current tax assessment,. (i.e. a house may have a previous owner who paid 1100.00/half year) but the new owners will have to pay 1.25% of the purchase price. Therefore, to properly underwrite and disclose the true cost of a loan to the borrower,Lender used the 1% of the sales price to accurately reflect the new country taxes after the property transfer takes place. Therefore the Taxes and Insurance are accurate and in good faith, in accordance with the regulation

06/13/2016:  Received revised CD.  Condition cleared.
 6/7/2016:  Audit has reviewed and has updated the property taxes to reflect $3026.04, however the Estimated Taxes, Insurance & assessments on the CD are still incorrect.  Lender CD $3724.37 vs actual $3862.04 (taxes $30263.04 + $721 + $115 = $3862.04)for a difference of -$137.67, re-disclosure is required.

300169655	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/03/2016: A CDA was provided with a value of $900,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.			FICO is higher than guideline minimum 778 FICO; Years in Field Borroweer in field over 30 years; DTI is lower than guideline maximum 20.95% DTI;
300169655	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Missing the asset statements used by lender from asset account #6 from file.		06/02/2016: Received statement from account #6. Condition cleared.			FICO is higher than guideline minimum 778 FICO; Years in Field Borroweer in field over 30 years; DTI is lower than guideline maximum 20.95% DTI;
300169655	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged	B	B	CB	B	B	Income/Employment	Missing income documentation	Per lender's guidelines, 3 years personal and business tax returns required for self employed borrowers. Only 2 years personal tax returns provided.	Full 2012 personal tax returns and 2013 and 2014 business returns are attached. We used 2012 K-1’s for the income. The full 2012 business entities returns are also attached."	06/07/2016: Audit acknowledges that 3 years tax returns are required per lender guides, but will not affect the ability to repay the subject loan. Loan will be rated a B for all agencies.	Exception	Originator	FICO is higher than guideline minimum 778 FICO; Years in Field Borroweer in field over 30 years; DTI is lower than guideline maximum 20.95% DTI;
300169655	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	General Compliance	Missing Documentation	Missing documentation of the Real Estate Owned properties listed on 1003 as Multiple Income producing rentals from file.
What is listed on the 1003 is the borrower’s valuation of income producing real estate held in LLC’s and the associated liabilities. These are reported on Schedule E in the entity returns and not on his Schedule E. Listed this way on the 1003 to show his total value of real estate owned and associated liabilities. The attached PFS and schedule of real estate details all of the individual commercial assets.
																	06/07/2016: Documentation and lender rebuttal reviewed. Condition cleared.			FICO is higher than guideline minimum 778 FICO; Years in Field Borroweer in field over 30 years; DTI is lower than guideline maximum 20.95% DTI;
300169655	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged	B	B	CB	B	B	Income/Employment	Missing Balance Sheet	Lender guidelines require a balance sheet for self employed borrowers. A P&L and Balance sheet was not provided.
Attached is the clients PFS from March 2015, a P&L and balance sheet were not obtained for borrower’s schedule C income as it is a lobbying group which is not intended to produce a profit. Underwriting used the largest lost year against his income
																	06/07/2016: Audit acknowledges that missing P&L and BS is required per lender guides, but will not affect the ability to repay the subject loan. Loan will be rated a B for all agencies.	Exception	Originator	FICO is higher than guideline minimum 778 FICO; Years in Field Borroweer in field over 30 years; DTI is lower than guideline maximum 20.95% DTI;
300169655	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged	B	B	CB	B	B	Income/Employment	Missing YTD Profit & Loss	Lender guidelines require a P&L for self employed borrowers. A P&L and Balance sheet was not provided.		06/07/2016: Audit acknowledges that missing P&L and BS is required per lender guides, but will not affect the ability to repay the subject loan. Loan will be rated a B for all agencies.	Exception	Originator	FICO is higher than guideline minimum 778 FICO; Years in Field Borroweer in field over 30 years; DTI is lower than guideline maximum 20.95% DTI;
300169656	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/03/2016: A CDA was provided with a value of $1,400,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 65 months reserves; LTV is lower than guideline maximum 55.00% LTV/CLTV; Years in Field Borrower has 43 years in Field  ;

300169657	Per Note	FL	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/03/2016: A CDA was provided with a value of $1,153,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
Years Self Employed Borrower has 25 years Self Employed.; Disposable Income is higher than guideline minimum UW Guides did not require disposable income, loan qualified with $23,459.91 in disposable income.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 162.30 months reserves.;

300169657	Per Note	FL	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Hazard Insurance Violation	Missing evidence of hazard insurance for properties 4 and 5 as reflected on the real estate liabilities page of the final loan application.		06/07/2016: Received evidence of insurance. Condition cleared.
Years Self Employed Borrower has 25 years Self Employed.; Disposable Income is higher than guideline minimum UW Guides did not require disposable income, loan qualified with $23,459.91 in disposable income.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 162.30 months reserves.;

300169657	Per Note	FL	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Property Taxes	Missing evidence of property taxes for property 5 as reflected on the real estate liabilities page of the final loan application.		06/07/2016: Received evidence of property taxes. Condition cleared.
Years Self Employed Borrower has 25 years Self Employed.; Disposable Income is higher than guideline minimum UW Guides did not require disposable income, loan qualified with $23,459.91 in disposable income.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 162.30 months reserves.;

300169658	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.
06/09/2016: Received appraisal review short form supporting value of $5,000,000, a 0.0% variance. Condition cleared.
 06/03/2016: A CDA was provided showing Indeterminate. Please provide a field review.

300169659	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/03/2016: A CDA was provided with a value of $925,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169660	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Balance Sheet	Missing balance sheet for business listed on schedule C of the tax returns.
06/07/2016: This loan was approved/closed on a lendres Non-QM loan program. Lender policies/procedures does not require a Balance Sheet on a Schedule C borrower. Loan met lender guides. Compensating factors; 29.38% LTV/60.63%CLTV, both borrowers have excellent credit profiles with 726/730 credit scores, stable employments of 30 yrs. & 6 yrs. respectively, DTI's of 3/32% and PLL of 142K.
06/07/2016: Audit reviewed Lender Rebuttal, and has determined that income documentation is adequate for NON-QM loan. Condition cleared.
Years Self Employed Borrower has 30 years Self Employed.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 5.89%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 37.90 months reserves.;

300169660	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Property Taxes	Missing evidence of property taxes for properties 3, 8 as reflected on the final loan application.
06/07/2016: Attached are property profiles for the following:  Ca - Tax amount shows zero due. Property is free & clear and purchased for $104,000 X 1.25% = $1,300 div by 12 = $108.00. Please note that lender used stated $1000/mos. for taxes & insurance.  Tax amount $7,039.82 div 12 = $587/mos.
06/07/2016: Audit concurs with Lender methodology, tax information provided is deemed acceptable. Condition cleared.
Years Self Employed Borrower has 30 years Self Employed.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 5.89%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 37.90 months reserves.;

300169660	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Hazard Insurance Violation	Missing evidence of insurance for properties 4, 5, 7 and 8 as reflected on the final loan application.
06/07/2016: Attached is the 2014 Schedule E which reflects the hazard insurance for properties 4, 5 & 7. Hazard insurance for property 1 is based on industry standards of Improved Value X .32% (See attached property profile. This loan was closed on a lenders Non-QM program on 1/24/16.
06/07/2016: Audit concurs with Lender methodology, insurance information provided is deemed acceptable. Condition cleared.
Years Self Employed Borrower has 30 years Self Employed.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 5.89%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 37.90 months reserves.;

300169660	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	General Compliance	Missing Documentation	Missing evidence of principle and interest payments for properties 3, 5, 6, 7 and 8 as reflected on the final loan application.	06/07/2016: Attached are the property profiles that show 3 of the properties are Free & Clear which were in the loan file: Also attached are the lenders mortgage statements.	06/07/2016: Audit reviewed Lender Rebuttal, and has determined that sufficient evidence was provided for REO's P&I payments. Condition cleared.
Years Self Employed Borrower has 30 years Self Employed.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 5.89%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 37.90 months reserves.;

300169660	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
Years Self Employed Borrower has 30 years Self Employed.; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 5.89%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 37.90 months reserves.;

300169661	Per Note	HI	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
300169662	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/15/2016: Received field review. Value is acceptable. Condition cleared. 06.03.16 A CDA was provided showing Indeterminate. Please provide a field review.
300169665	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
Years Self Employed Co-borrower has 10 years Self Employed.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 512.90 months reserves.; Disposable Income is higher than guideline minimum UW Guides requires no disposable income, loan qualified with $27,527.16 in disposable income.;

300169665	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	The file is missing evidence of insurance for both rental properties listed on the final application.	06/07/2016: please see the attached property profiles for the borrower REO properties	06/07/2016: Audit review of insurance for both rental properties listed on the final application documentation submitted is deemed acceptable. Condition cleared.
Years Self Employed Co-borrower has 10 years Self Employed.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 512.90 months reserves.; Disposable Income is higher than guideline minimum UW Guides requires no disposable income, loan qualified with $27,527.16 in disposable income.;

300169667	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing evidence of property and taxes for the last rental property listed.		06/07/2016: Received evidence of insurance. Condition cleared.
Reserves are higher than guideline minimum Borrower has sufficient reserves.  ; No Mortgage Lates No Mortgage Lare with 49 months reviewed; FICO is higher than guideline minimum FICO score higher than the min of 680.;

300169667	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Mortgage
The First Mortgage and it Riders were not provided. The lender provided the Second Mortgage and the Mortgage for the borrower current primary residence but not the First Mortgage on the subject property.
06/02/2016: Received Mortgage/Deed of trust and Note. Condition cleared.
Reserves are higher than guideline minimum Borrower has sufficient reserves.  ; No Mortgage Lates No Mortgage Lare with 49 months reviewed; FICO is higher than guideline minimum FICO score higher than the min of 680.;

300169667	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/08/2016: CDA provided reflecting a value of $5,000,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum Borrower has sufficient reserves.  ; No Mortgage Lates No Mortgage Lare with 49 months reviewed; FICO is higher than guideline minimum FICO score higher than the min of 680.;

300169668	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2016: A CDA was provided with a value of $1,950,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
Reserves are higher than guideline minimum Borrowers have more than 170 months in reserves.; No Mortgage Lates Borrowers primary and other investment properties have more than 48 months reviewed with no late payments.; LTV is lower than guideline maximum LTV is 43.59%, maximum is 60%.;

300169668	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Balance Sheet	The co-borrower's income is derived from Schedule C income, a balance sheet was not provided as required per lender's guidelines.		06/09/2016: 2 years tax returns provided supporting Schedule C income used to qualify. Condition cleared. 06/07/16: Lender provided the agent commission detail. Condition maintained.
Reserves are higher than guideline minimum Borrowers have more than 170 months in reserves.; No Mortgage Lates Borrowers primary and other investment properties have more than 48 months reviewed with no late payments.; LTV is lower than guideline maximum LTV is 43.59%, maximum is 60%.;

300169668	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Value	Appraisal incomplete (missing map, layout, pages, etc.)	Missing appraisal form 216 Operating Income Statement.		06/07/16: Lender provided the complete appraisal 1025 including maps/layout/pictures. Condition cleared.
Reserves are higher than guideline minimum Borrowers have more than 170 months in reserves.; No Mortgage Lates Borrowers primary and other investment properties have more than 48 months reviewed with no late payments.; LTV is lower than guideline maximum LTV is 43.59%, maximum is 60%.;

300169668	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Per lender's guidelines, 3 years tax returns are required for self employed borrowers. Only 2 years tax returns were provided for the co-borrower.		06/09/2016: 2 years tax returns provided supporting income used to qualify. Condition cleared.
Reserves are higher than guideline minimum Borrowers have more than 170 months in reserves.; No Mortgage Lates Borrowers primary and other investment properties have more than 48 months reviewed with no late payments.; LTV is lower than guideline maximum LTV is 43.59%, maximum is 60%.;

300169668	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing YTD Profit & Loss	The co-borrower's income is derived from Schedule C income, a YTD Profit and Loss was not provided as required per lender's guidelines.		06/09/2016: 2 years tax returns provided supporting Schedule C income used to qualify. Condition cleared.
Reserves are higher than guideline minimum Borrowers have more than 170 months in reserves.; No Mortgage Lates Borrowers primary and other investment properties have more than 48 months reviewed with no late payments.; LTV is lower than guideline maximum LTV is 43.59%, maximum is 60%.;

300169669	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	DTI	DTI Exceeds Guidelines
Audit DTI reflects 61.53% the lender indicates that it would not count the subject property PITI of $13,193.73 because a Bridge Loan was being originated on the borrower primary residence for down payment. The file does not contain any documentation to support the Bridge loan.

6/6/2016:  How does a lender's system printout showing not only a zero balance on the loan in questions but also the last payment date not evidence that loan was paid off? Please forward to Investor for decisioning.  5/30/2016: Lender states that it is the bridge loan that isn't being counted against DTI since it was a short-term loan that would be paid off within 24 months. Instead, 24 months' PITI for the bridge loan was backed out of borrower's reserves. Promissory Note for the bridge loan in question is attached. Borrower was fully debt serviced for subject property. Also attached is a system printout showing that bridge loan was in fact paid off about 4 months after origination, exactly as contemplated.

6/7/2016: Lender provided an internal screen printout verifying the Bridge Loan was already paid in full and they provided a copy of the Bridge Note.   24 months PITI was reduced from PLL on Primary Residence instead of counting the full payment in the DTI due to Bridge Loan was only for a term of only 24 months per the Lender.   The Due Diligence Firm is not counting the P&I payment in the DTI, however Due Diligence Firm has discounted the reserves by the 24 months of the PITI and counted the taxes & insurance payment resulting in a DTI of 36.59%.  This is 4.59% above the DTI that the lender used to qualify, however is below 43%, condition cleared.  6/2/16: Received Account printout reflecting 0 balance.  Please provide Final HUD-1, Satisfaction of mortgage or property profile.  Condition maintained.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 128.70 months reserves.; Years in Field Borrower has 20 years in field.; FICO is higher than guideline minimum 740 FICO ;

300169669	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing evidence of taxes and insurance for the borrower's primary residence.		2/6/16: Received copy of HOI and appraisal reflecting RE taxes. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 128.70 months reserves.; Years in Field Borrower has 20 years in field.; FICO is higher than guideline minimum 740 FICO ;

300169669	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Note	Missing copy of Note from primary residence to verify principle and interest payment.		2/6/16: Received copy of note and satisfaction of bridge loan with lender printout. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 128.70 months reserves.; Years in Field Borrower has 20 years in field.; FICO is higher than guideline minimum 740 FICO ;

300169669	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2016: A CDA was provided with a value of $3,800,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 128.70 months reserves.; Years in Field Borrower has 20 years in field.; FICO is higher than guideline minimum 740 FICO ;

300169670	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2016: A CDA was provided with a value of $2,750,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.97%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 449.00 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790;

300169671	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2016: A CDA was provided with a value of $1,425,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169677	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/10/16: CDA provided reflecting a value of $3,050,000 or 0% variance. Condition cleared.
Years in Field Borrower has 30 years in the field. ; Reserves are higher than guideline minimum Borrower has sufficient reserves. ; FICO is higher than guideline minimum Guidelines require a FICO of 680. Loan was approved at 753.;

300169677	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods	DTI is greater than guideline requirement when utilizing ATR qualifying methods. Audit ATR DTI of 44.22% > 43% max DTI. Lender calculated ATR DTI is 46%.	Non-QM loan	06/13/2016: Audit DTI 42.97%. Condition cleared.
Years in Field Borrower has 30 years in the field. ; Reserves are higher than guideline minimum Borrower has sufficient reserves. ; FICO is higher than guideline minimum Guidelines require a FICO of 680. Loan was approved at 753.;

300169677	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	General Compliance	Missing Documentation	Missing copy of Note for second mortgage.		6/2/2016: Received copy of Note for second mortgage. Condition cleared.
Years in Field Borrower has 30 years in the field. ; Reserves are higher than guideline minimum Borrower has sufficient reserves. ; FICO is higher than guideline minimum Guidelines require a FICO of 680. Loan was approved at 753.;

300169678	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Lender failed to document any taxes or insurance or identify the property addresses for open mortgages with balances totaling $2,746,286 reflected on the origination credit report.		06/13/2016: Received evidence of taxes and insurance. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 185.4 months reserves; LTV is lower than guideline maximum Loan qualified with LTV/CLTV of 63.73%; FICO is higher than guideline minimum Loan qualified with FICO of 727;

300169678	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2016: A CDA was provided with a value of $1,275,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 185.4 months reserves; LTV is lower than guideline maximum Loan qualified with LTV/CLTV of 63.73%; FICO is higher than guideline minimum Loan qualified with FICO of 727;

300169680	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/10/16: CDA provided reflecting a value of $1,100,000 or 0% variance. Condition cleared.			Reserves are higher than guideline minimum Excess verified reserves.; FICO is higher than guideline minimum 788 Credit score.; Years Self Employed 16 years self employed.;
300169681	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $3,000,000.00, with a variance of 0.0%. A CDA within acceptable tolerance. Condition cleared.
FICO is higher than guideline minimum Loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.4 months reserves; Years in Field Borrower has 8 years in Field  ;

300169681	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Credit	Acknowledged	B	B	CB	B	B	Income/Employment	Missing Balance Sheet	Please provide 2015 Balance Sheet. File is missing 2015 YTD current Balance Sheet for Co-Borrower's Schedule C business.
Lender requests Client render a decision based on the following. As previously stated, the Schedule C income was very minimal & not used in qualifying income (See attached approval  & Schedule E’s).. Compensating factors; 75% LTV, excellent credit profiles with 787/786 credit scores, stable employments of 6 yrs., DTI of 24/35% and PLL of $346K which does not include the retirement assets.06/02/2016: We did not use any schedule C in qualifying as this is an insignificant income compared to their salaried jobs that we did verify. Both borrowers are salaried employees. We did not ask for 2015 Balance Sheet for a small schedule C income reported on 1040s - not used.

7/26/16: TPR received confirmation that lender agrees with NonQM/Compliant designation and the loan-level tape now correctly identifies said loan designation. Three years tax returns, three years W2s, and six paystubs provided adequately cover employment and income verification levels. Loan is ATR compliant.  06/21/2016: Client is willing to purchase loan as Non-QM/ATR Compliant.  Co-borrower – 3 years tax returns, paystub within 30 days. Condition acknowledged.
06/21/2016:  Pending Client determination
06/13/2016:  Exceptions are not allowed on QM loans.  Missing current Balance Sheet for Schedule C business. Per appendix Q, both P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage.  Condition remains.
 06/02/2016:  Loan fails QM. Condition remains active.

FICO is higher than guideline minimum Loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.4 months reserves; Years in Field Borrower has 8 years in Field  ;

300169681	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing YTD Profit & Loss	Please provide 2015 YTD P&L. File is missing 2015 YTD P&L for Co-Borrower's Schedule C business.
06/02/2016: The borrower's Sch C income has been positive income for the last 3 yrs. and was not used in the qualifying income, therefore a P&L and Balance sheet were not conditioned for (See attached Lender Approval.) The Sch C income was not the borrower's primary employment. The Schedule C gross & net positive income was very minimal: 2014 - Gross inc $1,126 & Net inc $859 2013 - Gross inc $3,987 & Net inc $2,746 2012 - Gross inc $6,662 & Net inc $4,746 Lender requests Client render a decision based on the following compensating factors; 75% LTV, excellent credit profiles with 787/786 credit scores, stable employments of 6 yrs., DTI of 24/35% and PLL of $346K which does not include the retirement assets.

06/13/2016: Received P&L Statement. Condition cleared. 06/02/2016: Loan does not meet QM. Condition remains Active.
FICO is higher than guideline minimum Loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.4 months reserves; Years in Field Borrower has 8 years in Field  ;

300169681	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Please provide updated account statements for Borrowers' retirement accounts. Account statements in the file are over 90 days.
06/02/2016: First of all, the retirement assets are not included in the borrower's PLL (See attached Lender Approval. The borrower has $1,019,059 in liquid assets. Secondly, this QM loan. The retirement assets were all dated as of 6/30/15, only 2 days > 90 days (92 days vs. 90 days). Compensating factors: 75% LTV, excellent credit profiles with 787/786 credit scores, stable employments of 6 yrs., DTI of 24/35% and Post closing funds of $346K which does not include the retirement assets.
06/02/2016: Audit reviewed assets and can validate that without the Retirement funds the loan has more than sufficient funds to close and reserves. Condition is cleared.
FICO is higher than guideline minimum Loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.4 months reserves; Years in Field Borrower has 8 years in Field  ;

300169681	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Lease agreement	File is missing current lease/rental agreement for property #2 listed on the 1003.
06/02/2016: Attached is the lease agreement for REO #2. This lease originated in Sept. 2014, so only 3 months, plus prorated Sept rent, plus security deposit is reflected on 2014 Schedule E. The loan team used the partial year as qualifying rental income to be conservative. They could have used the full monthly rent verified by the lease, $3150/month.

06/02/2016: Lender provided lease agreement. Condition is cleared.
FICO is higher than guideline minimum Loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 41.4 months reserves; Years in Field Borrower has 8 years in Field  ;

300169682	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $1,500,000.00, with a variance of 0.0%. A CDA within acceptable tolerance. Condition cleared.
300169683	Per Note	FL	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $840,000.00, with a variance of 0.0%. A CDA within acceptable tolerance. Condition cleared.
300169684	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $2,300,000.00 ,with a variance of 0.0%. A CDA within acceptable tolerance. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 11.33%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 538.7 months reserves; LTV is lower than guideline maximum Loan qualified with LTV/CLTV of 36.72%;

300169685	Per Note	OR	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $1,330,000.00 ,with a variance of 0.0%. A CDA within acceptable tolerance. Condition cleared.
300169685	Per Note	OR	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification	Verification of employment for the borrower was not provided.	06/03/2016: We did not include borrower's (B2) income in qualifying. He was in the process of looking for work. We relied only on B1's income to qualify and still arrived at a 26% DTI.
06/03/2016: Audit reviewed lender rebuttal, and has determined that sufficient evidence was provided as verification of employment for the most recent 24 months for Borrower, no VOE required for co-borrower. Condition cleared.

300169686	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $765,000.00 with a variance of 0.0%. A CDA within acceptable tolerance. Condition cleared.			DTI is lower than guideline maximum 6.96% DTI; CLTV is lower than guideline maximum 47.65% CLTV; Reserves are higher than guideline minimum 1575 months reserves;
300169687	Per Note	OR	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $580,000.00 with a variance of 0.0%. A CDA within acceptable tolerance. Condition cleared.
300169687	Per Note	OR	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property is located in a FEMA designated disaster area.		06/09/2016: Post disaster inspection report provided dated 6/9/16 showing no noted damage. Condition cleared.
300169687	Per Note	OR	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Balance Sheet	Missing balance sheet for the borrower's Schedule E income from the tax returns.
06/02/2016: Lender guidelines are that YTD financial are collected for self-employed borrowers, defined as holding at least 25% ownership interest in an entity. Three years of K-1's are on file evidencing borrower ownership under 1%. Therefore YTD balance sheet is not required.

06/02/2016: 06/02/2016: Per QM guidelines, if borrower has less than 25% interest ownership in a company then Balance Sheet is not required.  Borrower has less than a 1% interest ownership in company 3 years K1's have been provided to evidence this.  Condition is cleared.

300169687	Per Note	OR	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing YTD Profit & Loss	Missing YTD Profit and Loss prepared for the borrower's Schedule E income from the tax returns.
06/02/2016: Lender guidelines are that YTD financial are collected for self-employed borrowers, defined as holding at least 25% ownership interest in an entity. Three years of K-1's are on file evidencing borrower ownership under 1%. Therefore YTD P&L is not required.

06/02/2016: Per QM guidelines, if borrower has less than 25% interest ownership in a company then YTD P & L is not required.  Borrower has less than a 1% interest ownership in company 3 years K1's have been provided to evidence this.  Condition is cleared.

300169688	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $975,000.0 with a variance of 0.0%. A CDA within acceptable tolerance. Condition cleared.
300169689	Per Note	NJ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Balance Sheet
In order for the loan to be considered a qualified mortgage, a Profit & Loss and Balance Sheet are required for all self-employed borrowers > 25% ownership regardless if income is being used to qualify.

6/2/16 - The 3rd partnership on the 2013 Schedule E was a property investment that started on 1/1/2013. Property was sold on 3/12/2015. It's Liquidation and Dissolution and Property Profile on the property., State  confirm no longer in business and property no longer owned by co-borrower. It should also be noted that business was effective from Jan. 2013; therefore, only 2013 and 2014 LLC Returns were available at time of approval. Did not ask for P&L and Balance Sheet as these were no longer applicable to the transaction.
6/2/16 - The lender verified that the self employment business was no longer in business and the documentation was not required. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 328.0 months reserves; Years in Field Borrower has 33 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 793, loan qualified with FICO of 680;

300169689	Per Note	NJ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Per lender's guidelines, 3 years of tax returns are required for self employed borrowers. Only 2 years of tax returns were provided.
6/2/16 - Business started on 1/1/2013 and terminated/dissolved on 3/16/15. LLC was created for a property investment that was sold on 3/12/15. Property Profile reflects new ownership. Only 2013 and 2014 LLC Returns were available at the time of loan approval.
6/2/16 - Lender provided all available tax returns. Conditions cleared
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 328.0 months reserves; Years in Field Borrower has 33 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 793, loan qualified with FICO of 680;

300169689	Per Note	NJ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing YTD Profit & Loss
In order for the loan to be considered a qualified mortgage, a Profit & Loss and Balance Sheet are required for all self-employed borrowers > 25% ownership regardless if income is being used to qualify.

6/2/16 - The 3rd partnership on the 2013 Schedule E was a property investment that started on 1/1/2013. Property was sold on 3/12/2015. It's Liquidation and Dissolution and Property Profile on the property., State  confirm no longer in business and property no longer owned by co-borrower. It should also be noted that business was effective from Jan. 2013; therefore, only 2013 and 2014 LLC Returns were available at time of approval. Did not ask for P&L and Balance Sheet as these were no longer applicable to the transaction.
6/2/16 - The lender verified that the self employment business was no longer in business and the documentation was not required. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 328.0 months reserves; Years in Field Borrower has 33 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 793, loan qualified with FICO of 680;

300169689	Per Note	NJ	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $620,000.00 with a variance of 0.0%. A CDA within acceptable tolerance. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 328.0 months reserves; Years in Field Borrower has 33 years in Field  ; FICO is higher than guideline minimum UW Guides require FICO of 793, loan qualified with FICO of 680;

300169690	Per Note	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $6,700,000.00, with a variance of 0.0%. A CDA within acceptable tolerance. Condition cleared.
300169691	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Loan originator name and/or NMLS reference number missing on the note.	Loan file is missing last page of note, so unable to validate originator name and NMLS reference number.	6/2/26 - please see the attached Note	6/2/16 - Lender provided all pages to Note with originator name, organization name and NMLS numbers.
300169691	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Loan originator organization name and/or NMLS reference number missing on the note.	Loan file is missing last page of note, so unable to validate originator organization name and NMLS reference number.	6/2/26 - please see the attached Note	6/2/16 - Lender provided all pages to Note with originator name, organization name and NMLS numbers.
300169691	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	Legal Documents	Missing Note	Missing page 5 of 5 of the Note	6/2/26 - please see the attached Note	6/2/16 - Lender provided all pages to Note with originator name, organization name and NMLS numbers.
300169691	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.01.16 A CDA was provided with a value of $1,200,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169692	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.01.16 A CDA was provided with a value of $1,510,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 30.90%; FICO is higher than guideline minimum Loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.4 months reserves;

300169692	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	File is missing statements for accounts shown on the assets section of the final 1003. Additional conditions may apply.	6/2/16 - As per page 2 of the loan approval, $10K in checking and savings and $487K in marketable securities were used in calculating reserves. Those statements are attached.	6/2/16 - There are sufficient assets verified without the accounts missing documentation. Condition Cleared
DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 30.90%; FICO is higher than guideline minimum Loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.4 months reserves;

300169692	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Credit	Acknowledged	B	B	CB	B	B	Income/Employment	Failure to obtain Employment Verification
Please provide verification of employment for the most recent 24 months for the borrower. In order for the loan to meet ATR compliance, a VOE covering the most recent 24 months to verify no gaps greater than 30 days is required.

Lender is unable to provide the VVOE or recent paystubs within 30 days of close to reflect 24 mos. employment with no gaps. Lender requests Client to consider purchase as a Non-QM loan. Lender requests Client to render a decision based on the following compensating factors: 80% LTV, excellent credit profiles with 793 & 797 credit scores, stable employment of 1.9 yrs. & prior job 17 yrs., DTI's of 30/31% and PLL of $268K.

7/26/16: TPR received confirmation that lender agrees with NonQM/Compliant designation and the loan-level tape now correctly identifies said loan designation. Three years tax returns, two years W2s and two paystubs provided within 30 days of closing to adequately cover employment and income verification levels. Loan is ATR compliant. 06/21/2016: Client is willing to purchase loan as Non-QM/ATR Compliant.3 yrs tax returns paystubs within 45 days  Condition acknowledged.
06/21/2016:  Pending Client determination
 06/13/2016:  Exceptions are not allowed on QM loans.  Borrower has not been with current employer 24 months.  Verification of previous employment not provided.  Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 30.90%; FICO is higher than guideline minimum Loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.4 months reserves;

300169693	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.01.16 A CDA was provided with a value of $770,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.			Reserves are higher than guideline minimum Excess verified reserves.; DTI is lower than guideline maximum DTI is less than guideline maximum.; CLTV is lower than guideline maximum 71% CLTV.;
300169693	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	CO-Borrower credit report dated greater than 120 days from Note date	Please provide a revised credit report for Borrower 2. Additional conditions may apply.	6/2/16 - credit report attached.	6/2/16 - Lender provided credit report. Condition cleared			Reserves are higher than guideline minimum Excess verified reserves.; DTI is lower than guideline maximum DTI is less than guideline maximum.; CLTV is lower than guideline maximum 71% CLTV.;
300169693	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Borrower credit report dated greater than 120 days from Note date	Please provide a credit report for the borrower dated within 90 days of closing. Additional conditions may apply.		6/2/16 - Lender provided credit report. Condition cleared			Reserves are higher than guideline minimum Excess verified reserves.; DTI is lower than guideline maximum DTI is less than guideline maximum.; CLTV is lower than guideline maximum 71% CLTV.;
300169693	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Appraisal date cannot be more than 90 days before the note date	Please provide a copy of the appraisal dated within 90 days of closing. Additional conditions may apply.
06/03/2016: Agreed that appraisal was approximately 180 days old at time of closing. Please note that lender's policy as provided to client states that the useful life of an appraisal is generally 12 months. Given that appraisal makes clear that 2-4 unit properties in the market are increasing in value and decreasing in marketing time. There is nothing to indicate that any loss in value could have occurred from the time of the appraisal until closing, and with a 71% LTV, there would be no reasonable cause to request an update to the original appraisal. Please also note that the current valuation run for client reaffirms the appraised value. If audit cannot clear, please refer to client for decisioning.
 6/2/16 - Agreed that appraisal was approximately 180 days old at time of closing. Please note that Lender policy as provided to states that the useful life of an appraisal is generally 12 months. Given that appraisal makes clear that 2-4 unit properties in the market are increasing in value and decreasing in marketing time. There is nothing to indicate that any loss in value could have occurred from the time of the appraisal until closing, and with a 71% LTV, there would be no reasonable cause to request an update to the original appraisal. Please also note that the current valuation run for client reaffirms the appraised value. If audit cannot clear, please refer to client for decisions.

06/03/2016: Per Lender's loan policy, an appraisal is generally valid for 12 months. Appraisal was approximately 180 days old at time of closing. Condition cleared.
 6/2/16 - Submitted for client exception approval
Reserves are higher than guideline minimum Excess verified reserves.; DTI is lower than guideline maximum DTI is less than guideline maximum.; CLTV is lower than guideline maximum 71% CLTV.;
300169694	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Please provide evidence of taxes and insurance for Borrowers' primary residence. File is missing evidence of taxes and insurance for the Borrowers' primary residence.
6/2/16 - Attached is evidence of the tax and insurance payments for their primary home. It should be noted that they live in a 3 unit building. Units are rentals. Provided are: 1st page of appraisal report on primary home (lender financed previously) confirming 3-unit property and address, Property Profile reflecting property tax of $1618.69/mo, and evidence of insurance reflecting $214.25/mo for a total of $1833/mo which we debt serviced them for.
6/2/16 - Lender provided documentation of primary residence's taxes and insurance. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 27.61%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 153.3 months reserves; FICO is higher than guideline minimum Loan qualified with FICO of 774;

300169694	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $2,250,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 27.61%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 153.3 months reserves; FICO is higher than guideline minimum Loan qualified with FICO of 774;

300169695	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $1,675,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169698	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $1,150,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 260.2 months reserves; FICO is higher than guideline minimum 795 FICO; CLTV is lower than guideline maximum 43.48% LTV/CLTV;

300169698	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Condo Questionnaire	Missing Condo Questionnaire.	6/2/16 - Completed HOA Questionnaire attached.	6/2/16 - Lender provided Condo Questionnaire. Condition Cleared
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 260.2 months reserves; FICO is higher than guideline minimum 795 FICO; CLTV is lower than guideline maximum 43.48% LTV/CLTV;

300169699	Per Note	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $1,650,000 with a variance of -2.9%. CDA within acceptable tolerance. Condition cleared.
300169700	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $1,450,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
Years in Primary Residence Borrower has resided in subject for 8 years.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 1,875 months reserves.; Disposable Income is higher than guideline minimum UW Guides did not require disposable income, loan qualified with $11,566.14 in disposable income.;

300169700	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing evidence of taxes and insurance for the second property listed on the final application.	6/3/2016: Attached is the hazard insurance policy & property profile to show the insurance & taxes for the second property listed on the final application	6/3/2016: The lender provided the tax and insurance documentation for the second property listed on the final application. Condition cleared
Years in Primary Residence Borrower has resided in subject for 8 years.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 1,875 months reserves.; Disposable Income is higher than guideline minimum UW Guides did not require disposable income, loan qualified with $11,566.14 in disposable income.;

300169704	Per Note	OR	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $725,000.00 with a variance of 0.0%. A CDA within acceptable tolerance. Condition cleared.
No Mortgage Lates The borrowers personal mortgages do not have any lates with over 99 months reviewed.; Reserves are higher than guideline minimum Reserves under the business are 168 months, exceeding the minimum of 24 months.; Years Self Employed The business has been in existence for over 3 years, showing profits each year.;

300169704	Per Note	OR	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided. Property is located in OR. FEMA Disaster reported 12/26/2015.	06/08/2016: PDI	06/08/2016: Audit reviewed Post Disaster Inspection Form, and has determined that no property damage was reported. Condition cleared.
No Mortgage Lates The borrowers personal mortgages do not have any lates with over 99 months reviewed.; Reserves are higher than guideline minimum Reserves under the business are 168 months, exceeding the minimum of 24 months.; Years Self Employed The business has been in existence for over 3 years, showing profits each year.;

300169704	Per Note	OR	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged	B	B	CB	B	B	Property	Ineligible Property Type	The property has more than 25% commercial use in the building.
6/2/16 - Per page 1 of the appraisal, "This type of mixed use is common in this urban market area and no adverse influence on value or marketability is evident." 3 comps are in the same building, helping evidence that value conclusion is well-supported. At 70% LTV, loan is clearly well-secured. All of these factors combined mitigate any concern about FNMA nonwarrantability. Please also note 15 DTI, $7.7MM (632 months) reserves and 744 FICO. Please refer to client for decisioning.
																	06/08/2016: Audit acknowledges that the property type is outside of guidelines. Loan will be graded a B. 6/2/16 - Submitted to client for decision	Exception	Aggregator
No Mortgage Lates The borrowers personal mortgages do not have any lates with over 99 months reviewed.; Reserves are higher than guideline minimum Reserves under the business are 168 months, exceeding the minimum of 24 months.; Years Self Employed The business has been in existence for over 3 years, showing profits each year.;

300169704	Per Note	OR	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA Notice was not provided.	6/2/16 - Please see attached	6/2/16 - FACTA disclosure provided. Condition Cleared
No Mortgage Lates The borrowers personal mortgages do not have any lates with over 99 months reviewed.; Reserves are higher than guideline minimum Reserves under the business are 168 months, exceeding the minimum of 24 months.; Years Self Employed The business has been in existence for over 3 years, showing profits each year.;

300169705	Per Note	NY	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.01.16 A CDA was provided with a value of $1,050,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169705	Per Note	NY	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage
Loan does not meet criteria for Qualified Mortgage.  Please provide verification of employment for the most recent 24 months.  In order for the loan to be classified as a Qualified Mortgage, a VOE covering the most recent 24 months to verify no gaps greater than 30 days is required.
06/02/2016: This is a duplicate condition and should be cleared if the initial condition has been satisfied for the 24 mos. employment history
06/02/2016: Borrower is salaried and provided recent pay stub and has been on current employment per Final 1003 for 1.5 yrs. Prior was self-employed as evidenced by 2 yrs tax returns, was in the same line of work as current employment. WVOE for current employment has been provided. No gaps of employment were evident.. Conditon is Cleared.

300169705	Per Note	NY	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification	Please provide verification of employment for the most recent 24 months. In order for the loan to meet QM. A VVOE covering the most recent 24 months to verify no gaps greater than 30 days is required.
06/02/2016:  Attached is the borrower's LOE regarding his self-employment income as a 1099 employee until February 2014 along with the 2013 1099. Also attached is the borrower's offer letter and 1st paystub from current employment. This loan closed as a QM loan on 9/2/15. Attached are two paystubs dated 8/15/15 & 8/31/15 which should be sufficient evidence of current employment to meet Appendix Q guides. The loan file also contained the 2013 & 2014 W-2's and last 3 yrs. tax returns to support the 24 mos. employment history.

06/02/2016: Borrower is salaried and provided recent pay stub and has been on current employment per Final 1003 for 1.5 yrs. Prior was self-employed as evidenced by 2 yrs tax returns, was in the same line of work as current employment. WVOE for current employment has been provided. No gaps of employment were evident.. Conditon is Cleared.

300169708	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $1,200,000.00, with a variance of 0.0%. A CDA within acceptable tolerance. Condition cleared.
300169710	Per Note	OR	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $570,000.00, with a variance of 0.0%. A CDA within acceptable tolerance. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 848.5 months reserves; LTV is lower than guideline maximum Loan qualified with LTV/CLTV of 70%; FICO is higher than guideline minimum Loan qualified with FICO of 762;

300169711	Per Note	NJ	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $2,750,000.00, with a variance of 0.0%. A CDA within acceptable tolerance. Condition cleared.			CLTV is lower than guideline maximum 57.96% CLTV; Reserves are higher than guideline minimum 67 months reserves; FICO is higher than guideline minimum 726 FICO;
300169711	Per Note	NJ	Underwriting Complete	Non-QM	Non-QM	Credit	Acknowledged	B	B	CB	B	B	DTI	DTI Exceeds Guidelines	Ability to repay DTI of 43.18% > 43.00% max DTI. Submitted to client for review.		06/21/2016: Client willing to accept ATR DTI to 45%. Condition acknowledged.	Exception	Aggregator	CLTV is lower than guideline maximum 57.96% CLTV; Reserves are higher than guideline minimum 67 months reserves; FICO is higher than guideline minimum 726 FICO;
300169711	Per Note	NJ	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods	Ability to repay DTI of 43.18% > 43.00% max DTI. Submitted to client for review.		06/21/2016: Client willing to accept ATR DTI to 45%. Condition cleared. 06/14/2016: Pending Client determination			CLTV is lower than guideline maximum 57.96% CLTV; Reserves are higher than guideline minimum 67 months reserves; FICO is higher than guideline minimum 726 FICO;
300169712	Per Note	NY	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.01.16 A CDA was provided with a value of $1,650,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 534.70 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 11.95%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 812;

300169712	Per Note	NY	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing mortgage/deed of trust
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
																6/2/16 - This is a co-op no title is required.	6/2/16 - Proof of recording is in the closing instruction which indicate where the recorded documents are to be sent.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 534.70 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 11.95%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 812;

300169712	Per Note	NY	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Missing ARM Loan Program Disclosure	ARM Loan Disclosure was not dated; unable to determine date delivered.	6/2/16 - Disagree, Pleases see Initial Disclosure Package Attached page 14-16	6/2/16 - ARM Loan Program Disclosure provided is acceptable. Condition Cleared
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 534.70 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 11.95%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 812;

300169715	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/10/16: CDA provided reflecting a value of $1,600,000 or 0% variance. Condition cleared.
300169715	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to Obtain Housing History	Missing 24 month housing history for any of the properties, including the subject property.
6/2/16 - "No mortgage reference for subject property was obtained and not available now. Have attached perfect pay history on subject loan for investor review. The Bo had 2 other mortgages- a statement is in file for Property and the lender pay history for the other property was in file. Have attached the complete pay history for the lender loan as well. There are numerous paid mortgages on credit report verifying satisfactory 24 moth pay histories. Request approval with this information provided. "
6/2/16 - Mortgage histories provided and on the credit report are acceptable. Condition cleared
300169715	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Failure to Obtain Final HUD-1	The final HUD1 Settlement Statement was not provided in the file.	6/2/16 - Disagree, pleases see Final Settlement Statement Attached	6/2/16 - Closing statement provide is acceptable
300169716	Per Note	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $5,400,000.00, with a variance of 0.0%. A CDA within acceptable tolerance. Condition cleared.
300169721	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $2,850,000.00, with a variance of 0.0%. A CDA within acceptable tolerance. Condition cleared.
300169722	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Missing supporting recent asset documentation matching the lender's loan approval.	Please see the attached asset documentation	06/09/2016: Received asset documentation. Condition cleared.			DTI is lower than guideline maximum DTI very low.; Years Self Employed 20 years self employed ; Reserves are higher than guideline minimum $14,263,512.38- reserve $39006 = $14224506.00 escess funds;
300169722	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Borrower credit report dated greater than 120 days from Note date
The credit report in the file is only for the borrower and the co borrower credit report was not provided and the credit report in the file is dated 120 days from the NOTE date. Missing is the credit report for the borrower and co borrower pulled at the time of application.  Upon receipt and review additional conditions may be require.
																6/3/2016: Please see complete credit report dated within 90 days of note date.	6/3/2016: The lender provided an acceptable credit report. Condition cleared.			DTI is lower than guideline maximum DTI very low.; Years Self Employed 20 years self employed ; Reserves are higher than guideline minimum $14,263,512.38- reserve $39006 = $14224506.00 escess funds;
300169722	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Failure to provide proof of OFAC Search	OFAC fro borrower and co- borrower is missing due to an aged credit report dated 120 days from the NOTE date.	6/3/2016: Please see complete credit report dated within 90 days of note date.	6/3/2016: The lender provided an acceptable credit report. Condition cleared.			DTI is lower than guideline maximum DTI very low.; Years Self Employed 20 years self employed ; Reserves are higher than guideline minimum $14,263,512.38- reserve $39006 = $14224506.00 escess funds;
300169722	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/10/16: CDA provided reflecting a value of $1,500,000 or 0% variance. Condition cleared.			DTI is lower than guideline maximum DTI very low.; Years Self Employed 20 years self employed ; Reserves are higher than guideline minimum $14,263,512.38- reserve $39006 = $14224506.00 escess funds;
300169723	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $1,600,000.00, with a variance of 0.0%. A CDA within acceptable tolerance. Condition cleared.
Reserves are higher than guideline minimum Reserves are higher than the guideline maximum. ; LTV is lower than guideline maximum UW Guides maximum LTV of 70.00%, loan qualified with LTV of 26.56%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793.;

300169723	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Borrower credit report dated greater than 120 days from Note date	The credit report in file dated 120 days from the Note date. Additional conditions may apply.	6/2/16 - please see the attached credit report	6/2/16 - Acceptable credit report provided and cleared
Reserves are higher than guideline minimum Reserves are higher than the guideline maximum. ; LTV is lower than guideline maximum UW Guides maximum LTV of 70.00%, loan qualified with LTV of 26.56%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793.;

300169723	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	The Asset Documentation in the file is greater than 90 days of closing. Additional conditions may apply.	6/2/16 - Attached is the asset documentation that was used at origination.	6/2/16 - Additional asset documentation provided. Sufficient assets verified within the age requirement.
Reserves are higher than guideline minimum Reserves are higher than the guideline maximum. ; LTV is lower than guideline maximum UW Guides maximum LTV of 70.00%, loan qualified with LTV of 26.56%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793.;

300169724	Per Note	FL	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $1,500,000.00 with a variance of 0.0%. A CDA within acceptable tolerance. Condition cleared.
Years in Primary Residence Borrower has resided in primary home for 43 years; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 189 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.45%;

300169724	Per Note	FL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Condo Questionnaire	Missing the condo questionnaire.	6/1/16 - please see the attached condo questionnaire	6/1/16 - Condo questionnaire provided and uploaded to K drive
Years in Primary Residence Borrower has resided in primary home for 43 years; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 189 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.45%;

300169725	Per Note	CT	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Please provide complete 2014 tax return, 2014 W2, The 2014 tax return in file is incomplete, and is missing 2014 W-2.	6/1/16 - 2014 returns on extension. 99% of borrower's income is Schedule C and W-2 source is immaterial
06/06/2016:  Received extension. Non-QM loan.  Not using W-2 income.  Condition cleared.
 6/1/16 - A copy of the extension form is required to verify the 2014 tax returns were on an extension.  W-2 income is not being used for qualifying and the W-2 from is not required.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 431.5 months reserves; LTV is lower than guideline maximum Loan qualified with LTV/CLTV of 38.24%; FICO is higher than guideline minimum Loan qualified with FICO of 787;

300169725	Per Note	CT	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Please provide complete account statement for account with $28,693 used in qualifying assets. The loan file only contains page 2 of 2 of the statement which includes no balance.	6/1/16 - Lender liquidity is verified internally and does not require an outside statement. This particular account represents less than 1% of verified assets and is immaterial to the credit	6/1/16 - Removed asset account and still have $$3,269,829.05 reserves.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 431.5 months reserves; LTV is lower than guideline maximum Loan qualified with LTV/CLTV of 38.24%; FICO is higher than guideline minimum Loan qualified with FICO of 787;

300169725	Per Note	CT	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 431.5 months reserves; LTV is lower than guideline maximum Loan qualified with LTV/CLTV of 38.24%; FICO is higher than guideline minimum Loan qualified with FICO of 787;

300169726	Per Note	CT	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 577.10 months reserves; CLTV is lower than guideline maximum CLTV is only 36.06%; Years Self Employed 9 years self-employed;

300169727	Per Note	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification	Verification of employment not provided > 30 days of the note		06/01/2016: WVOE in file shows borrower employed with same company for 3 years and current pay stub provided. Condition cleared.			Reserves are higher than guideline minimum documented assets of $768,162, not including equity from previous residence; FICO is higher than guideline minimum 770; Years in Field 13;
300169727	Per Note	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Loan file is missing third party fraud tool.		06/01/2016: Fraud tool provided on credit report. Condition cleared.			Reserves are higher than guideline minimum documented assets of $768,162, not including equity from previous residence; FICO is higher than guideline minimum 770; Years in Field 13;
300169727	Per Note	MA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.			Reserves are higher than guideline minimum documented assets of $768,162, not including equity from previous residence; FICO is higher than guideline minimum 770; Years in Field 13;
300169728	Per Note	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.			Years in Primary Residence over 5 years in property ; No Mortgage Lates no lates listed on mortgage; Years in Field over 10 years in the same job field;
300169728	Per Note	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	Parcel number is not consistent between mortgage title and appraisal	6/1/2016: please see the attached Letter of intent to re-record	6/2/2016: received intent to re-record mortgage with correct APN, information deemed acceptable.			Years in Primary Residence over 5 years in property ; No Mortgage Lates no lates listed on mortgage; Years in Field over 10 years in the same job field;
300169728	Per Note	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification	Employment verification for borrower and co-borrower was not provided, verification of employment is required to evidence no gaps in employment > 1 month.
The borrower's paystubs in file are dated 7/31/15 & 8/15/2015 which both are within 30 days of close date. The borrower has been employed with the same company for 4.5 yrs. Also, attached paystubs are dated 7/31/15 & 8/15/15 which are both within 30 days of close date for the co-borrower. Also, attached is the co-borrower's offer letter stating first day of employment is 7/28/14 and VVOE for prior employment reflecting no 30 day gaps.
																	06/08/2016: Provided a paystub within 30 days of closing for current employer and 2 years of employment with no gaps. Condition cleared.			Years in Primary Residence over 5 years in property ; No Mortgage Lates no lates listed on mortgage; Years in Field over 10 years in the same job field;
300169729	Per Note	NJ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Verification of tax, insurance and any other assessments for the Borrower's primary residence listed on the final application schedule of real estate owned was not provided.
6/3/2016:  As per narrative, clients were in the process of selling their other residence and it was scheduled to close days before our closing on their subject property (see contract attached). I've also included the insurance documents from the departure home. Other compensating factors include they were fully indebted for payments even though loans were closing within days of each other and we did not give them credit for the liquidity from the sale of departure home.

6/3/2016:  Lender provided contract for current primary, verifying is was scheduled to close within days of the subject property closing.  The full PITI for the current primary, from the final application is included in the DTI.  Condition cleared.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 411 months reserves; DTI is lower than guideline maximum loan qualified with DTI of 31.94%; FICO is higher than guideline minimum loan qualified with FICO of 773;

300169729	Per Note	NJ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing credit report
The file contains two credit reports, one dated prior to initial application and one dated after loan closing. The loan approval reflects credit scores that do not appear on either credit report in file and the final application schedule of liabilities reflects monthly debt liabilities that do not match either credit report in file. Credit report used by lender to obtain qualifying credit score and final consumer debt liabilities was not provided.
06/01/2016: Correct credit report provided. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 411 months reserves; DTI is lower than guideline maximum loan qualified with DTI of 31.94%; FICO is higher than guideline minimum loan qualified with FICO of 773;

300169729	Per Note	NJ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage
Loan does not meet criteria for Qualified Mortgage. Two year verification of employment for Borrower not provided. K-1s for businesses listed on 2014 1040 Schedule E lines A and B not provided. Percentage of Borrower ownership of business listed on 2014 Schedule E line C not provided, not listed on K-1 in file. If Borrower owns 25% of any businesses, 2 years signed recent business returns, a signed YTD P&L Statement and signed YTD Balance Sheet are required to meet QM criteria.

This loan closed as a QM. The 24 mos. employment history with no 30 day gap was sufficiently documented as follows: • Current employment was verified with a VOE dated 8/6/15 and a paystub was also in file dated 7/15/15. • Prior employment  was for 7yrs. The borrower’s last paystub from company is dated 10/14/14, therefore no 30 day gap. File also contains a 2012 paystub, 2013 & 2014 W-2’s. Also attached are the 2013 & 2014 K-1’s. The attached offer letter reflects borrower’s percentage of ownership at 1.5%, therefore should not require business returns or P&L and Balance Sheet.

06/16/2016:  2013 K-1 for Business B is a final K-1. Provided a paystub within 30 days of closing for current employer and 2 years of employment with no gaps.  Condition cleared.
 06/14/2016:  Current employment verified start date of 8/29/2014.  Paystub is within 30 days.  Final paystub previous job dated 10/15/14 and 2 years W-2s in file.  Received 2013 & 2014 K-1’s for Business A on 2014 Schedule E.  Received 2013 K-1 for Business B on 2014 Schedule E.  Missing 2014 K-1 for Business B.  No K-1 provided reflects > 25% ownership.  Condition remains.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 411 months reserves; DTI is lower than guideline maximum loan qualified with DTI of 31.94%; FICO is higher than guideline minimum loan qualified with FICO of 773;

300169729	Per Note	NJ	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 411 months reserves; DTI is lower than guideline maximum loan qualified with DTI of 31.94%; FICO is higher than guideline minimum loan qualified with FICO of 773;

300169729	Per Note	NJ	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in FEMA declared disaster area. Inspection post incident date not provided.		06/09/2016: Post disaster inspection report provided dated 6/9/16 showing no noted damage. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 411 months reserves; DTI is lower than guideline maximum loan qualified with DTI of 31.94%; FICO is higher than guideline minimum loan qualified with FICO of 773;

300169731	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
300169732	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Missing the asset statements from May 2015 as listed on approval in file. Copy of statement in file is stale dated.		06/02/2016: Lender provided May 2015 asset documentation. Condition cleared.
FICO is higher than guideline minimum FICO is higher than standard guidelines.; Full Documentation The loan was approved using full documentation.; Years in Field The borrower has been in the same work field for over 30 years.;

300169732	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
FICO is higher than guideline minimum FICO is higher than standard guidelines.; Full Documentation The loan was approved using full documentation.; Years in Field The borrower has been in the same work field for over 30 years.;

300169733	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Credit	Acknowledged	B	B	CB	B	B	Income/Employment	Failure to Verify Employment
Loan does not meet criteria for Qualified Mortgage. Missing 24 month verification of employment. Loan closed after deadline to file 2015 tax return, loan file missing signed 2015 1040 with all schedules or evidence extension was filed.

2015 tax returns are not have been available at time of closing. This request should be removed. Attached is the 1st paycheck received by the borrower at current employment. Also attached is the borrower's current paystub which is within 30 days of close. Lender unable to provide the VVOE on prior employment pre-closing. Apparently the original VVOE was not imaged. Lender requests Client consider purchase as a non-QM loan. Attached is the post-close verification of no gap. Compensating factors include: 77.93% LTV, excellent credit profile with 801 credit score, DTI's of 41/41% and PLL of $159K.

7/26/16: TPR received confirmation that lender agrees with NonQM/Compliant designation and the loan-level tape now correctly identifies said loan designation. Three years tax returns, three years W2s, and four paystubs provided adequately cover employment and income verification levels. Loan is ATR compliant.  06/21/2016: Client is willing to purchase loan as Non-QM/ATR Compliant. 3 years tax returns, paystubs within 45 days. Condition acknowledged.
 06/13/2016:  QM does not require tax returns for salaried borrowers, however, Lender's guidelines require 2 years tax returns, either 2015 tax returns or extension is required.  Also, per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must: explain any gaps in employment that span one or more months; and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers.  Condition cannot be cured post-closing.  Condition remains.
Reserves are higher than guideline minimum 89 months reserves; FICO is higher than guideline minimum 801 FICO;
300169733	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.			Reserves are higher than guideline minimum 89 months reserves; FICO is higher than guideline minimum 801 FICO;
300169734	Per Note	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
Years in Field 25 years in same employment field; Reserves are higher than guideline minimum reserves are much higher than required; DTI is lower than guideline maximum DTI is lower than guideline maximum of 43%;

300169735	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Per guidelines 3 years tax returns are required for all self employed borrowers.		06/02/2016: Borrower is not self employed. Qualifying income is from interest & dividends and capital gains. Income documentation in file. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 1,637 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 16.56; Years on Job Borrower has 13 years on job;

300169735	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/08/2016: CDA provided reflecting a value of $2,175,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 1,637 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 16.56; Years on Job Borrower has 13 years on job;

300169736	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 1214 months reserves; FICO is higher than guideline minimum loan qualified with FICO of 768; Years Self Employed Borrower has  5 years Self Employed;

300169736	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Appraisal in file is dated greater than 120 days from closing	Appraisal in file is dated 120 days from the note date. Please provide the appraisal update.
06/03/2015:  Agreed that appraisal was over 120 days old at time of closing. Please note that lender's  policy as provided to Audit states that if it's a good property in a good market, the useful life of an appraisal is generally 12 months. Given that appraisal makes clear that property itself is desirable new construction and that the market is continuing to appreciate, and also with a 70% LTV, there would be no reasonable cause to request an update to the original appraisal. If Audit cannot clear, please refer to client for decisioning. Audit Response: Referred to Client for decisioning. Finding remains.
06/06/2016: Appraisal is slightly greater than 120 days old. Client obtained updated BPO that supports value. Condition cleared. 06/03/2016: Requested exception
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 1214 months reserves; FICO is higher than guideline minimum loan qualified with FICO of 768; Years Self Employed Borrower has  5 years Self Employed;

300169736	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Missing fraud guard report.		06/01/2016: Fraud tool located on credit report provided. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 1214 months reserves; FICO is higher than guideline minimum loan qualified with FICO of 768; Years Self Employed Borrower has  5 years Self Employed;

300169737	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	Income/Employment	Missing Income Documentation	Missing income documentation for borrower.
06/02/2016: K-1, SSI and rental income were used to qualify. Three years net income from K-1's were used to average. Rental income is 3 year avg of Sch E line 21 plus depreciation per 2012 & 2013 taxes and 2014 net rent per P&L. Social security income is documented on last 3 consecutive tax returns. Qualifying SSI is prior year's benefit grossed up 25%. DTI is 39% if instead we only gross up the non-taxable portion and used 3 year average of Sch E line 21 + depreciation. Condition cleared.
Years Self Employed Self employed 10 years; Years in Primary Residence 17 years in primary residence; No Mortgage Lates No mortgage lates on primary residence;
300169737	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.			Years Self Employed Self employed 10 years; Years in Primary Residence 17 years in primary residence; No Mortgage Lates No mortgage lates on primary residence;
300169739	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
300169742	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Mortgage/Deed of Trust Violation	The file is missing a copy of the executed consolidated mortgage. The consolidated mortgage in file only appears as an unsigned exhibit to the Consolidation, Extension and Modification Agreement.
06/01/2016: CEMA is the consolidated mortgage the recorded mortgage you have is for the new money and is in the CEMA unsigned as an exhibit. The GAP or new money mortgage is included in the file. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.04%. ; Reserves are higher than guideline minimum Loan qualified with 136.30 months reserves; Years in Field Borrower has 13 years in Field  ;

300169742	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.01.16 A CDA was provided with a value of $1,450,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.04%. ; Reserves are higher than guideline minimum Loan qualified with 136.30 months reserves; Years in Field Borrower has 13 years in Field  ;

300169746	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $585,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.			CLTV is lower than guideline maximum 70% CLTV; Reserves are higher than guideline minimum 550 months reserves; Years in Field The years in field for the borrower's employment is 12 years.;
300169746	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged	B	B	CB	B	B	DTI	Excessive DTI	Audited DTI of 39.38% is higher than the lender's maximum allowed DTI of 38%. Based off the Lender's Loan Approval, it appears a DTI exception was granted to allow 39% DTI.		Audit hereby acknowledges the requirement for a second appraisal as non-material. Loan will be rated a B for all agencies.	Exception	Aggregator	CLTV is lower than guideline maximum 70% CLTV; Reserves are higher than guideline minimum 550 months reserves; Years in Field The years in field for the borrower's employment is 12 years.;
300169747	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $615,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169748	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $1,300,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169749	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $1,000,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169751	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.01.16 A CDA was provided with a value of $730,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169752	Per Note	NY	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.01.16 A CDA was provided with a value of $1,200,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169752	Per Note	NY	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification	Borrower and Co-Borrower VOEs indicate a gap in employment greater than 30 days in the last two years that is not explained.		06/01/2016: Gap of employment letter provided. Condition cleared.
300169758	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $2,060,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169759	Per Note	MA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $645,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169761	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Acknowledged	B	B	CB	B	B	Income/Employment	Missing Income Tax Schedules	Added 06/02/2016: Missing K-1 for the following businesses on 2013 Schedule E, Part II, Statement 52: business #8, business #13 and business #21. Additional conditions may apply.
06/15/2016:  Received K-1 for business #8.  Missing K-1's for business #13 & #21. Client acknowledges as noted business do not materially affect qualifying income based on Schedule E business income noted.  Loan will be rated a B.
																		Exception	Originator
DTI is lower than guideline maximum 6.50% DTI; No Mortgage Lates The borrowers have several investment properties reporting on the credit for over 48 months with no late payments.; Reserves are higher than guideline minimum 200.60 months reserves;

300169761	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.01.16 A CDA was provided with a value of $2,000,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
DTI is lower than guideline maximum 6.50% DTI; No Mortgage Lates The borrowers have several investment properties reporting on the credit for over 48 months with no late payments.; Reserves are higher than guideline minimum 200.60 months reserves;

300169764	Per Note	MA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $985,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169765	Per Note	NY	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.01.16 A CDA was provided with a value of $790,000 with variance of 0%. CDA within acceptable tolerance. Condition cleared.
Years in Field Borrower has 15 years in field; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 445 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 25.88%;

300169765	Per Note	NY	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of HOA Fees	The file is missing verification of homeowners fees for the borrower's REO condo and PUD properties in NJ and PA.
Loan Team provided a listing from the same condo project in NJ to support the estimate they used. The listing is from 11 months ago, which is around the same time as the loan's origination, and the unit is a penthouse with HOA dues of $1000/month. The borrower stated $2100/month for expenses associated with this condo. The information from the property profile seemed too low, so the loan team estimated total expenses at $3450/month to be conservative.
06/12/2016: Received evidence of HOA dues. Condition cleared.
Years in Field Borrower has 15 years in field; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 445 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 25.88%;

300169765	Per Note	NY	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	The file is missing evidence of hazard insurance for all 3 of the borrower's REO properties.
"Hazard Insurance costs are estimated from information found on the property profiles. We use the Imp Value x .0032 to estimate annual insurance cost. In this particular case, the Loan Team rounded up if the insurance estimate seemed too low. See attached property profiles with notes breaking down the calculations
06/02/2016: Received taxes and insurance for all properties. Condition cleared.
Years in Field Borrower has 15 years in field; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 445 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 25.88%;

300169767	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $1,750,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169773	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.01.16 A CDA was provided with a value of $4,600,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 167.30months reserves; LTV is lower than guideline maximum LTV/CLTV is 43.48%; Years in Primary Residence Borrowers have resided in subject for 15 years;

300169773	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	The initial TIL in the file was not provided to the borrower within 3 days of the application date.
06/02/2016: Disagree, application date of 3/25/15 Wednesday and the Initial TIL was provided with the Initial Disclosures package on Monday 3/25/15 which is the third business day from the application date. Please see Initial Disclosure Attached Package. Audit's response: Actual date for initial disclosures was Monday, 03/30/2015 which is within 3 days of application date of 03/25/2015 (Saturday is not included). Finding cleared.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 167.30months reserves; LTV is lower than guideline maximum LTV/CLTV is 43.48%; Years in Primary Residence Borrowers have resided in subject for 15 years;

300169773	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	The Servicing Disclosure in the file was not provided to the borrower within 3 days of the application date.
06/02/2016: Disagree, application date of 3/25/15 Wednesday and the Initial TIL was provided with the Initial Disclosures package on Monday 3/25/15 which is the third business day from the application date. Please see Initial Disclosure Attached Package. Audit's Response: Actual date for initial disclosures was Monday, 03/30/2015 which is within 3 days of application date of 03/25/2015 (Saturday is not included). Finding cleared.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 167.30months reserves; LTV is lower than guideline maximum LTV/CLTV is 43.48%; Years in Primary Residence Borrowers have resided in subject for 15 years;

300169779	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $670,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169779	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Ability to Repay Non-Compliant: Missing evidence that lender verified the borrower(s) employment in qualification	Verification of employment for the co-borrower was not provided.
06/14/2016:  Received evidence Bo-borrower has been with current employer > 24 months.  Condition cleared.
 06/13/2016;  Lender's guideline require 2 years tax returns and verification must be obtained on at least the last 2 years of employment.  No paystub for Co-borrower within 30 days of Note was provided.  Condition remains.

300169782	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.01.16 A CDA was provided with a value of $1,520,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169783	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $1,600,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169786	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16: A CDA was provided with a value of $490,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169787	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.01.16 A CDA was provided with a value of $465,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169788	Per Note	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $1,675,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.10 months reserves; Years on Job Borrower has 5 years at job; CLTV is lower than guideline maximum UW Guides allow CLTV at 80%, Loan CLTV at 75%;

300169788	Per Note	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Please provide verification of signed 2013 tax returns.		06/03/2016: Received signed pages for 2013. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.10 months reserves; Years on Job Borrower has 5 years at job; CLTV is lower than guideline maximum UW Guides allow CLTV at 80%, Loan CLTV at 75%;

300169788	Per Note	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing verbal verification of employment	Please provide verification of employment for the most recent 24 months to verify no gaps greater than 30 days is required.
The loan file contained paystubs dated 2/27/2015 which is within 30 days of closing which meets Appendix Q guides. A VVOE is not required. Per the 1003, the borrower has been with the same employer for 5 yrs. which supported by the 3 yrs. W-2's and tax returns in the loan file. Per the attached approval, the income has been consistent.

06/03/2016:  Provided a paystub within 30 days of closing for current employer and with the current employer > 24 months.  Condition cleared.
 05/26/2016:  Per QM, creditor is required to verify 24 months of employment, with no gap.  Condition remains.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 31.10 months reserves; Years on Job Borrower has 5 years at job; CLTV is lower than guideline maximum UW Guides allow CLTV at 80%, Loan CLTV at 75%;

300169791	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/09/2016: CDA provided reflecting a value of $1,480,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 131.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 30.68%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730;

300169792	Per Note	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Conditoin cleared.
300169794	Per Note	UT	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $1,230,000.00 with a variance of 0.0%. A CDA within acceptable tolerance. Condition cleared.
300169798	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $665,000.00 with a variance of 0.0%. A CDA within acceptable tolerance. Condition cleared..
No Mortgage Lates Borrowers have more than one property on credit with more than 48 months reviewed with no late payments; Years in Field The borrower has been in his profession for 30 years.; LTV is lower than guideline maximum LTV is 58.05%, Maximum is 80%.;

300169798	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Credit	Acknowledged	B	B	CB	B	B	Income/Employment	Missing Business Tax Returns
Per lender's guidelines, 3 years of tax returns required, borrower is 25% owner of Partnership listed on page 1 of Schedule E per 2013 tax returns, borrower is 33% owner of S Corp. Three years of tax returns required for both businesses.   2 years of K-1s was not provided for all businesses.

Loan is not a QM loan, we were comfortable using Schedule E income based on having 4 years of positive Schedule E income and receipt of the most meaningful K1s, please see K1 worksheet in file as evidence of positive schedule E income. "
																	06/03/2016: Audit acknowledges that business tax returns are required per lender guides, but will not affect the ability to repay the subject loan. Loan will be rated a B for all agencies.	Exception	Originator
No Mortgage Lates Borrowers have more than one property on credit with more than 48 months reviewed with no late payments; Years in Field The borrower has been in his profession for 30 years.; LTV is lower than guideline maximum LTV is 58.05%, Maximum is 80%.;

300169798	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing taxes and insurance for rental property in CA.
2014 Schedule E shows no taxes and insurance for rental, 2013 Schedule E shows annual insurance of $12,821 ($1,068/monthly) and no taxes. The Borrowers application indicates monthly taxes and insurance for this property of $2,333, which is in line with the amount indicated in the 2013 tax returns and a reasonable estimate for insurance. A monthly obligation of $2,333 was used to qualify in the DTI calculation. The loan's back-end DTI is 26%, leaving plenty of room for increased tax and insurance expense and stay within an acceptable debt range.
06/02/2016 - Finding cleared.
No Mortgage Lates Borrowers have more than one property on credit with more than 48 months reviewed with no late payments; Years in Field The borrower has been in his profession for 30 years.; LTV is lower than guideline maximum LTV is 58.05%, Maximum is 80%.;

300169798	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain 3rd party verification of employment
Third party verification of self employment for the borrower was not provided. Loan file did not contain business license . Audit attempted to procure online but business license was suspended/forfeited. Unable to determine when license was suspended.

"Loan is not a QM loan, therefore 3rd party verification of self employed income is not required and would not have been requested. We were comfortable with the self-employed income based on having 4 years of Borrower and Co-Borrower tax returns showing steady income. However, attached please find 2 business checking account statements from May 31, 2015 (two different businesses). "
06/02/2016 - Finding cleared.
No Mortgage Lates Borrowers have more than one property on credit with more than 48 months reviewed with no late payments; Years in Field The borrower has been in his profession for 30 years.; LTV is lower than guideline maximum LTV is 58.05%, Maximum is 80%.;

300169798	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	CO-Borrower credit report dated greater than 120 days from Note date	Credit report is > 120 days from the Note date.		06/02/2016: Credit report is dated 7/16/15, which is within 120 days of the note date. Please see attached. Finding cleared.
No Mortgage Lates Borrowers have more than one property on credit with more than 48 months reviewed with no late payments; Years in Field The borrower has been in his profession for 30 years.; LTV is lower than guideline maximum LTV is 58.05%, Maximum is 80%.;

300169798	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Borrower credit report dated greater than 120 days from Note date	Credit report is > 120 days from the Note date.		06/02/2016: Credit report is dated 7/16/15, which is within 120 days of the note date. Please see attached. Finding cleared.
No Mortgage Lates Borrowers have more than one property on credit with more than 48 months reviewed with no late payments; Years in Field The borrower has been in his profession for 30 years.; LTV is lower than guideline maximum LTV is 58.05%, Maximum is 80%.;

300169799	Per Note	MA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $5,600,000.00 with a variance of 0.0%. A CDA within acceptable tolerance. Condition cleared.
300169800	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.01.16 A CDA was provided with a value of $4,050,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
LTV is lower than guideline maximum Loan qualified with LTV/CLTV of 12.35%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 396.1 months reserves; FICO is higher than guideline minimum Loan qualified with FICO of 750;

300169800	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Lender failed to document any taxes or insurance or identify the property address for open mortgage with balance of $147,914 and monthly payment of $859 reflected on the origination credit report.		06/21/2016: Used estimated figures for taxes and insurance. Condition cleared. 06/16/2016: Follow up on exception request. 06/07/2016: Requested exception
LTV is lower than guideline maximum Loan qualified with LTV/CLTV of 12.35%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 396.1 months reserves; FICO is higher than guideline minimum Loan qualified with FICO of 750;

300169806	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $1,050,000.00 with a variance of 0%. A CDA within acceptable tolerance. Condition cleared.
300169806	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Failure to Obtain Final HUD-1	Final HUD in file is cut off on the top of page one. Unable to determine if HUD 1 in file is the final.		06/02/2016: Received final, certified HUD-1. Condition cleared.
300169806	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Final HUD-1 is not in compliance	Added 06/02/2016: Line 1102 of final HUD-1 is $2707.50. Lines 1112-1115 total $2577.50. The difference of $130 not accounted for.		06/13/2016: received final, certified HUD-1 with addendum. Condition cleared.
300169808	Per Note	MA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $1,150,000.00 with a variance of 0%. A CDA within acceptable tolerance. Condition cleared.
300169811	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.01.16 A CDA was provided with a value of $1,255,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169822	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Document Error	The lot number reflected on the mortgage does not match the lot number reflected on the appraisal, title and Grant Deed.		05/24/2016: Received evidence a corrected Mortgage/Deed of Trust has been sent for recording. Condition cleared
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.70 months reserves; LTV is lower than guideline maximum Loan qualified with LTV/CLTV of 27.40%; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 22.22%;

300169822	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2016: A CDA was provided with a value of $1,825,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 23.70 months reserves; LTV is lower than guideline maximum Loan qualified with LTV/CLTV of 27.40%; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 22.22%;

300169833	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2016: A CDA was provided with a value of $1,420,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.			Years in Field Borrower has 11 years on job; DTI is lower than guideline maximum DTI is only 30.00% in total; LTV is lower than guideline maximum Lower CLTV of 59.15%;
300169834	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing evidence of taxes/insurance/Hoa if required, for investment and primary residence	06/01/2016: Please see attached documents. These are all loans that the Lender has extended and the required documentation was held on the respective loan files.	06/01/2016: Lender provided satisfactory evidence of Tax and Insurance for REO #3 and Primary residence. Lender used a higher more conservative figure when qualifying. Condition is cleared.
DTI is lower than guideline maximum Max DTI 38%, qualifying DTI 22.97%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 1695 months of post loan liquidity; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777;

300169834	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	General Compliance	Missing Documentation	Missing evidence of secured loan listed on the loan approval for $9824.00.	6/3/2016: Please see attached - this is a loan extended by the Lender.	6/3/2016: The lender provided documentation for the secured loan listed on the loan approval, which was another loan from the lender. Condition cleared
DTI is lower than guideline maximum Max DTI 38%, qualifying DTI 22.97%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 1695 months of post loan liquidity; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777;

300169834	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Credit	Acknowledged	B	B	CB	B	B	Terms/Guidelines	Cash Out Amount Exceeds Guideline Maximum	Client overlay: The amount of cash out in the amount of $2,052,078.18 exceeds the maximum allowed by the investor guideline overlays of $500,000. The difference is $1,552,078.11.	05/23/2016: Lender has no such maximum cash out policy. In any case, the transaction as presented was approved by lender and the loan has incredibly strong compensating factors.	05/24/2016: Audit acknowledges that the maximum cash is outside of guidelines. Loan will be graded a B. 05/23/2016: Pending client approval	Exception	Aggregator
DTI is lower than guideline maximum Max DTI 38%, qualifying DTI 22.97%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 1695 months of post loan liquidity; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777;

300169834	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.01.16 A CDA was provided with a value of $3,100,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
DTI is lower than guideline maximum Max DTI 38%, qualifying DTI 22.97%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 1695 months of post loan liquidity; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777;

300169835	Per Note	NV	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.			CLTV is lower than guideline maximum CLTV is 65%; LTV is lower than guideline maximum LTV is 65%; DTI is lower than guideline maximum DTI is 10.08%.;
300169835	Per Note	NV	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Assets Verified Were Not Sufficient to Close
Borrower needed $613,095 cash to close, and only $352,367.89 in assets was provided. Borrower is short a total of $260,727.11 to close and for required reserves. Statements for asset accounts listed as #1,2,3, and 8 on the lender's loan approval were all aged with dates of 8/2012.

06/21/2016:  Received missing bank account information.  Condition cleared.
06/14/2016:  Received June 2011 and May & June 2014 statements which are expired.  Missing the statements for the 3 accounts at Bank #1 on the final application.  Regarding Bank #2 on the final application, accounts #1 & #2 are missing pages 1 & 2 for the 8/31/14 statements. Condition remains.
 06/10/2016:  The statements for the 3 accounts at Bank #1 on the final application are not provided in file.  Regarding Bank #2 on the final application, accounts #1 & #2 are missing pages 1 & 2. None of the statements for the accounts being used for cash to close & reserves are expired.  Condition remains.
CLTV is lower than guideline maximum CLTV is 65%; LTV is lower than guideline maximum LTV is 65%; DTI is lower than guideline maximum DTI is 10.08%.;
300169835	Per Note	NV	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Ability to Repay Non-Compliant: Reserves are less than guideline requirement when utilizing ATR qualifying methods
Borrower needed $613,095 cash to close, and only $352,367.89 in assets was provided. Borrower is short a total of $260,727.11 to close and for 6 months minimum reserves. Statements for asset accounts listed as #1,2,3, and 8 on the lender's loan approval were all aged with dates of 8/2012.

06/21/2016:  Received missing bank account information.  Condition cleared.
06/14/2016:  Received June 2011 and May & June 2014 statements which are expired.  Missing the statements for the 3 accounts at Bank #1 on the final application.  Regarding Bank #2 on the final application, accounts #1 & #2 are missing pages 1 & 2 for the 8/31/14 statements. Condition remains.
 06/10/2016:  The statements for the 3 accounts at Bank #1 on the final application are not provided in file.  Regarding Bank #2 on the final application, accounts #1 & #2 are missing pages 1 & 2. None of the statements for the accounts being used for cash to close & reserves are expired.  Condition remains.
CLTV is lower than guideline maximum CLTV is 65%; LTV is lower than guideline maximum LTV is 65%; DTI is lower than guideline maximum DTI is 10.08%.;
300169836	Per Note	FL	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
300169847	Per Note	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2016: A CDA was provided with a value of$1,295,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169851	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing evidence of taxes, insurance and HOA fees, if applicable, for the primary residence in CA; rental properties in CA, property owned in CA, and 5 properties in HI.
05/31/2016:  Received verification of mortgage on primary residence.  Condition cleared.
 05/31/2016:  Missing evidence of P&I payment for primary residence.  Received required documentation for all other real estate owned.  Condition remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 54.00%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 374.40 months reserves;

300169851	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Verification of Mortgage	Missing verification of mortgage for primary residence		05/31/2016: Received verification of mortgage on primary residence. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 54.00%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 374.40 months reserves;

300169851	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Evidence REO Property is Owned Free and Clear	Missing evidence the following properties are owned free and clear: rental properties in CA, property owned in CA, and 5 properties in HI.		05/31/2015: Received required documentation for all real estate owned. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 54.00%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 374.40 months reserves;

300169851	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2016: A CDA was provided with a value of $710,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 54.00%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 809; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 374.40 months reserves;

300169854	Per Note	MA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2016: A CDA was provided with a value of $3,100,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169854	Per Note	MA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	FEMA	313 - Property in Disaster Area	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.		06/09/2016: Post disaster inspection report provided dated 6/9/16 showing no noted damage. Condition cleared.
300169857	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.01.16 A CDA was provided with a value of $1,525,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
No Mortgage Lates Mortgage history was over 99 months, no lates.; LTV is lower than guideline maximum LTV is 25.57%, maximum is 80%; Reserves are higher than guideline minimum Reserves are over 200 months, 6 months required;

300169857	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Credit	Acknowledged	B	B	CB	B	B	DTI	DTI Exceeds Guidelines	The DTI of 43.20% exceeds the DTI calculated by the Lender of 43.00%.	05/24/2016: Immaterial. Please refer to client for decisioning.
06/21/2016: Client willing to accept ATR DTI to 45%. Condition acknowledged. 05/24/2016: ATR DTI of 44.26% exception set. Condition rescinded. Audit DTI of 43.20% exceeds allowable of 43%.  Condition remains
																		Exception	Aggregator
No Mortgage Lates Mortgage history was over 99 months, no lates.; LTV is lower than guideline maximum LTV is 25.57%, maximum is 80%; Reserves are higher than guideline minimum Reserves are over 200 months, 6 months required;

300169857	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Credit	Acknowledged	B	B	CB	B	B	Terms/Guidelines	Cash Out Exceeds Maximum Allowable	The lender approved the loan as a rate and term refinance. However, the borrower received > $2,000 cash back at closing in the amount of $3,040.00.
05/24/2016:  Lender does not use the Agency definition of cash out. Although it retains some flexibility, lender generally employs a cash out determiner of the greater of 2% or $2000. In this case, cash to borrower = 0.78% of the loan amount and is insignificant. If audit cannot clear, please refer to client for decisioning.
																	05/24/2016: Audit reviewed the lender rebuttal and acknowledges lender's methodology for determining a rate/term refinance. Loan will be graded B.	Exception	Aggregator
No Mortgage Lates Mortgage history was over 99 months, no lates.; LTV is lower than guideline maximum LTV is 25.57%, maximum is 80%; Reserves are higher than guideline minimum Reserves are over 200 months, 6 months required;

300169857	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods	DTI is greater than guideline requirement when utilizing ATR qualifying methods. Audit ATR DTI is 44.26% > 43% max DTI.	05/24/2016: Immaterial. Please refer to client for decisioning.
06/21/2016: Client is willing to accept ATR DTI to 45% Condition cleared. 05/31/2016:  Approved in error.  Condition remains
 05/24/2016:  Lender qualified with DTI of 44%.  44.26% . 44% max allowed.  Condition remains.

No Mortgage Lates Mortgage history was over 99 months, no lates.; LTV is lower than guideline maximum LTV is 25.57%, maximum is 80%; Reserves are higher than guideline minimum Reserves are over 200 months, 6 months required;

300169859	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	RESPA	Failure to Obtain Final HUD-1	Final HUD1 was not located in the file. Estimated HUD-1 used to calculate fees, Estimated HUD1 was stamped Certified by the Settlement agent and signed by the Borrowers but stamped "Estimated".		05/26/2016: Received final, certified HUD-1. Condition cleared.
No Mortgage Lates Borrowers have over 48 months reviewed with 2 properties, no mortgage lates.; LTV is lower than guideline maximum LTV is 75%, under maximum of 80%; Reserves are higher than guideline minimum The borrowers have over 200 months reserves for all monthly debt;

300169859	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2016: A CDA was provided with a value of $760,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
No Mortgage Lates Borrowers have over 48 months reviewed with 2 properties, no mortgage lates.; LTV is lower than guideline maximum LTV is 75%, under maximum of 80%; Reserves are higher than guideline minimum The borrowers have over 200 months reserves for all monthly debt;

300169861	Per Note	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value of $3,600,000 or -10% variance. Condition cleared.
300169861	Per Note	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification	A verification of employment for the borrower was not provided. Although a paystub within 90 days is provided, a VOE is required to verify no gaps > 1 month.		05/31/2016: Provided a paystub within 30 days of closing for current employer and with the current employer > 24 months. Condition cleared.
300169862	Per Note	CT	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06/02/2016: A CDA was provided with a value of $780,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169865	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Mortgage	Copy of recorded mortgage or indication that mortgage went to recording could not be located in file.		05/24/2016: Received evidence of recorded mortgage. Condition cleared.
300169865	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.01.16 A CDA was provided with a value of $2,300,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169871	Per Note	ME	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
300169871	Per Note	ME	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	TILA	Finance Charge Under Disclosed	Prepaid finance charges under disclosed by $78.99. Unable to determine under disclosure as TIL itemization was not provided in loan file.
6/3/2016:  Agree, that Finance Charge was under disclosed by $60; $20 Wire Fee (Loan Proceeds) and $40 Wire Fee (Payoffs). Lender to refund the under disclosed amount. See attached FC analysis and Refund Docs
6/3/2016: Lender acknowledged under disclosure and provided documentation of refund.
300169873	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Credit	Acknowledged	B	B	CB	B	B	Income/Employment	Failure to obtain Employment Verification	Pending verification of employment for covering a period of 24 months with no unexplained gaps for borrower and coborrower.
Lender is unable to provide the VVOE or recent paystubs within 30 days of close. Lender requests Client render a decision based on the following compensating factors: 62.21% LTV, excellent credit profiles with 793 & 802 credit scores, both borrowers have stable employment of 6 yrs. & 13 yrs. respectively without any job gaps, DTI's of 19/23% and PLL of $314K. Possible purchase as a non-QM loan.

7/26/16: TPR received confirmation that lender agrees with NonQM/Compliant designation and the loan-level tape now correctly identifies said loan designation. Three years tax returns, three years W2s and one paystub provided adequately cover employment and income verification levels. Loan is ATR compliant.
06/14/2016:  Pending Client determination
 06/10/2016:  Borrower's pay stub is more than 30 days prior to the note date.  Exceptions not allowed on QM loans.  Condition remains.
FICO is higher than guideline minimum 793 Mid FICO; DTI is lower than guideline maximum 24.86% DTI; CLTV is lower than guideline maximum 62.21% CLTV;
300169873	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.01.16 A CDA was provided with a value of $2,900,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.			FICO is higher than guideline minimum 793 Mid FICO; DTI is lower than guideline maximum 24.86% DTI; CLTV is lower than guideline maximum 62.21% CLTV;
300169874	Per Note	MA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
FICO is higher than guideline minimum FICO score is 781, minimum is 680; Reserves are higher than guideline minimum Borrower has more than 600 months reserves; DTI is lower than guideline maximum DTI is 25%, Maximum is 43%;

300169874	Per Note	MA	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to Obtain Housing History	The file does not contain evidence of 24 months housing payment history.		05/24/2016: Received evidence of satisfactory payment history. Condition cleared.
FICO is higher than guideline minimum FICO score is 781, minimum is 680; Reserves are higher than guideline minimum Borrower has more than 600 months reserves; DTI is lower than guideline maximum DTI is 25%, Maximum is 43%;

300169879	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.
300169880	Per Note	NY	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $455,000 with a variance of -9.0%. CDA within acceptable tolerance. Condition cleared.
General Comp Factor 1 Borrower has 8 years on job; DTI is lower than guideline maximum  maximum DTI of 38%, loan qualified with DTI of 18.74%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 299.80 months reserves;

300169880	Per Note	NY	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	General Compliance	Missing Documentation	The file is missing evidence/confirmation of the HOA dues to the borrower's primary residence.
06/01/2016: Client was qualified using $450 HOA fee for primary residence based upon 1003 completed by client. Unable to locate verification; however, if the HOA fee was 10x the amount, our DTI would be at 27%, well within guidelines.

06/01/2016: Agree with the Lender use of borrower's 1003 listed amount and could have used an amount much higher and the borrower would still have been well within the guideline requirements for DTI.  Lender used a most conservative approach.  The condition is cleared.

General Comp Factor 1 Borrower has 8 years on job; DTI is lower than guideline maximum  maximum DTI of 38%, loan qualified with DTI of 18.74%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 299.80 months reserves;

300169885	Per Note	FL	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		6/2/16: CDA provided reflecting a value within 10% allowable variance. Condition cleared.			Reserves are higher than guideline minimum 244.3 months of reserves; Years in Primary Residence 10 yrs at primary residence.; FICO is higher than guideline minimum Fico score of 761;
300169885	Per Note	FL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification	A verification of employment for the borrower was not provided.	6/3/2016: Attached are the 2012 and 2013 W-2's as proof of the borrowers employment. Also, per the final application, the borrower has been employed at this company for 19 years
05/26/2016:  Per QM, creditor is required to verify 24 months of employment, with no gap.  Condition remains.
 6/3/2016: The lender provided a current pay stub in the initial file and the borrower has been on the job over 3 years.
Reserves are higher than guideline minimum 244.3 months of reserves; Years in Primary Residence 10 yrs at primary residence.; FICO is higher than guideline minimum Fico score of 761;
300169885	Per Note	FL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Finance Charge Under Disclosed	Finance Charge under disclosed by $9,569.58. It appears that the lender did not include the attorney fee of $10,000.	06/01/2016: Disagree, the attorney fee was for the borrower's attorney which is not required by lender (Confirmed by the Settlement Agent), this fee is not a FC. No violation. See FC Analysis	06/01/2016: Audit Agrees with Lender, borrower's attorney fee is not required to be included. Condition Cleared.			Reserves are higher than guideline minimum 244.3 months of reserves; Years in Primary Residence 10 yrs at primary residence.; FICO is higher than guideline minimum Fico score of 761;
300169887	Per Note	CT	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $1,760,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169888	Per Note	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $2,850,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.			LTV is lower than guideline maximum 60% LTV; DTI is lower than guideline maximum 12.02% DTI < 38% max DTI; Reserves are higher than guideline minimum 231 mos reserves;
300169888	Per Note	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Housing History Violation
The credit report reflects 6 months prior housing payment history with the most recent mortgage opened 05/2013.  The mortgage prior to the most current on the credit report was last active 12/2013 ad reported for 21 months.  The file is missing evidence of 24 consecutive months housing payment history.

05/24/2016:  Credit report shows 2 mortgages solidly reporting from 4/2010 - 12/2013 and a then-current mortgage from 5/2013 - 3/2014. That's 4 years unbroken. In any case, especially considering the 780 FICO, there is more than sufficient (perfect) housing history to render this condition immaterial.
																	05/24/2016: Credit report reflects 0x30 for 46 months. Condition cleared.			LTV is lower than guideline maximum 60% LTV; DTI is lower than guideline maximum 12.02% DTI < 38% max DTI; Reserves are higher than guideline minimum 231 mos reserves;
300169888	Per Note	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification	Pending verification of employment for covering a period of 24 months with no unexplained gaps for borrower.
6/3/2016:  This loan closed as a QM loan. Attached is a pay stub that's dated 4/30/14 which is within 30 days of close date, which should be sufficient to meet Appendix Q guides. The loan file also contained 3yrs. W-2's and tax returns which also supports the 24 moos. Employment history.
																	6/3/2016: The lender provided a pay stub dated within 30 days of closing and the borrower has been on the job over 3 years. Condition cleared.			LTV is lower than guideline maximum 60% LTV; DTI is lower than guideline maximum 12.02% DTI < 38% max DTI; Reserves are higher than guideline minimum 231 mos reserves;
300169895	Per Note	CT	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $430,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 66.60 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 20.62%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 722;

300169898	Per Note	FL	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $1,950,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
Years in Field Borrower has 33 years in Field  ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 738.30 months reserves; Years on Job Borrower has 5 years on job;

300169899	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $750,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
FICO is higher than guideline minimum Loan qualified with FICO of 749; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 25.73%; LTV is lower than guideline maximum Loan qualified with LTV of 61.33%;

300169899	Per Note	CA	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Asset Violation	Asset documents were expired at the time of closing. Lender utilized asset account statements dated 08/31/2013, over 90 days of closing.		05/26/2016: Received updated statement for 1 account. Did not include other stale dated accounts. Condition cleared.
FICO is higher than guideline minimum Loan qualified with FICO of 749; DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 25.73%; LTV is lower than guideline maximum Loan qualified with LTV of 61.33%;

300169900	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Credit Report was Stale Dated at Closing	The Credit Report is dated greater than 90 days from the note date. The Credit Report in file is dated 12/13/2013, which is greater than 90 days of closing.
06/01/2016: Agreed that credit report was almost 120 days old at closing.  However, borrower's score at that time was 800.  Attached current credit report shows that her score is virtually unchanged at 801.  Given that borrower's score has remained at the highest level over that period of time, it is clear that her credit score at closing would have been similarly high and that she has maintained an overall excellent credit profile.
06/01/2016: Updated credit report provided by Lender. Credit scores improved and credit score used at time of closing was still within an acceptable range for the Lender. Condition is cleared.
Years on Job Borrower has 12 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 43.5 months reserves; FICO is higher than guideline minimum 800 credit score.;

300169900	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $2,275,000 with a variance of -0.2%. CDA within acceptable tolerance. Condition cleared.
Years on Job Borrower has 12 years on job; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 43.5 months reserves; FICO is higher than guideline minimum 800 credit score.;

300169901	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	CO-Borrower credit report dated greater than 120 days from Note date	The Co-borrower's credit report is over 120 days of closing.
06/01/2016: Agreed that credit report was just over 120 days old at closing. However, coborrower's score at that time was 727. Attached current credit report shows that her score is now 794. Given the significant rise in coborrower's score, it is clear that her credit score at closing would have been no lower than the score on the report in the file and that she has an excellent credit profile.
06/01/2016: Updated credit report provided by Lender. Credit scores improved and credit score used at time of closing was still within an acceptable range for the Lender. Condition is Cleared.
300169901	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Borrower credit report dated greater than 120 days from Note date	The borrower's credit report is over 120 days of closing.
06/01/2016: Agreed that credit report was just over 120 days old at closing. However, borrower's score at that time was 791. Attached current credit report shows that his score remains 791. Given that borrower's score has remained at that highest level over that period of time, it is clear that his credit score at closing would have been similarly high and that he has maintained an overall excellent credit profile.
06/01/2016: Updated credit report provided by Lender. Credit scores remain the same and credit score used at time of closing was still within an acceptable range for the Lender. Condition is Cleared.
300169901	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Ability to Repay Non-Compliant: Missing evidence of income documentation	Borrower is > 25% owner per K-1s in file. Three years business tax returns as required for self-employed borrower was not provided.	06/01/2016: Please see the attached 2010 K-1's	06/01/2016: 3 years K1's provided and evidence an increase in income derived and percentage of ownership. Condition Cleared.
300169901	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.01.16 A CDA was provided with a value of $1,999,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169902	Per Note	NY	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $1,425,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 69 months; DTI is lower than guideline maximum UW guides allow for 38% DTI, loan qualified with 17% DTI; Years on Job Appication indicates borrower has 15 years on job. ;

300169902	Per Note	NY	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage	Missing a signed copy of most recent 2 years 1040's. Per appendix Q, a signed copy or tax transcripts is required in order for the loan to be classified as a Qualified mortgage.
06/02/2016: have attached 2013 tax returns and signature pages for 2013, 2012 and 2011. 2013 was a joint return. 2012 and 2013 are for Borrowers' return only. The loan qualifies for QM with ratios of 15 ad 17% on Borrower income only. See next condition for documentation for QM income for Borrower.

06/02/2016: Lender provided 2013 tax returns with E-signature authorization and signed by accountant. File also contained the same documents for the 2012 tax returns.  Condition is accepted and cleared.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 69 months; DTI is lower than guideline maximum UW guides allow for 38% DTI, loan qualified with 17% DTI; Years on Job Appication indicates borrower has 15 years on job. ;

300169902	Per Note	NY	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain Employment Verification	Please provide verification of employment for the most recent 24 months from the note date to confirm no 30 days gaps of employment.
06/02/2016: "Attached are 2013 ,2012 ,2011 K-1s for Borrower. A 3 year average of ordinary income results in monthly income and ratios of 15% and 17%, within QM guidelines. A paystub dated 2/28/14 confirms Borrower's current employment with current employer, which is within 10 business days. We have not requested any further documentation from the Co-Borrower as it is not necessary. "
06/02/2016: Lender provided copies of 2014,2013,2012 K1's and copy of 2011 and 2010 K1 for borrower was provided in original loan file. Condition is cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 69 months; DTI is lower than guideline maximum UW guides allow for 38% DTI, loan qualified with 17% DTI; Years on Job Appication indicates borrower has 15 years on job. ;

300169902	Per Note	NY	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Please provide signed copy of 1040's for the most recent two years.	06/02/2016: Attached are the two years signed tax returns.	06/02/2016: 06/02/2016: Lender provided 2013 tax returns with signed pg 2 for 2013. Tax Returns for 2012,2011 were in file and Lender provided signed pg 2. Condition is cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 69 months; DTI is lower than guideline maximum UW guides allow for 38% DTI, loan qualified with 17% DTI; Years on Job Appication indicates borrower has 15 years on job. ;

300169905	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $4,450,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169923	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	General Compliance	ARM Loan Program Disclosure not provided within 3 days of application.	Arm Loan program Disclosure was provided but was not dated.	6/1/16: ARM disclosures are always sent with the Initial Disclosure package, see page 15-17 of attached that was sent on 11/5/2013 per cover letter (page 2)
6/2/2016:  Lender provided the entire initial loan disclosure package dated 11/5/2016 which included the ARM disclosure.   Audit has verified that the ARM disclosure was provided within 3 days of the application date, information deemed acceptable.  05/31/2016:  Located ARM Disclosure on page 168 and 189 of the loan file.  It is not dated and unable to locate a dated cover letter detailing the disclosures provided.  Condition remains.

300169924	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Appraisal	CDA not provided.		6/17/16: CDA provided reflecting a value of $3,275,000 or 0% variance. Condition cleared.
300169930	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	TILA	Re-disclosed Initial TIL (Lender Disclosure) not provided at least 3 Business days prior to loan closed date – MDIA violation	The last initial TIL provided to the borrower is one day before closing.	06/02/2016: Since the APR was not increased, the 3 day waiting period doesn't apply.	06/02/2016: Lender is correct, if no increase in APR then re-disclosure of TIL is not required. Condition Cleared.
300169956	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	Servicing disclosure was provided on 10/29/2012. Loan application is dated 09/27/2012.
06/02/2016: Disagree, application date of 9/27/12 Thursday and the servicing disclosure was provided with the initial disclosures package on Tuesday 10/2/12 which is the third business day from the application date. Please see Initial Disclosure package attached
06/02/2016: Lender provided copy of initial disclosure package dated within 3 business days of loan application. Condition is Cleared.
300169956	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	TILA	Missing Initial Truth in Lending (Lender Disclosure)	Missing Initial TIL	06/02/2016: Disagree please see Previews Initial Disclosure attached page 4	06/02/2016: Lender provided copy of initial disclosure package dated within 3 business days of loan application and TIL was provided. Condition is Cleared.
300169956	Per Note	CA	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	TILA	Missing ARM Loan Program Disclosure	Missing ARM disclosure	06/02/2016: Disagree please see Previews Initial Disclosure attached page 16	06/02/2016: Lender provided copy of initial disclosure package dated within 3 business days of loan application and ARM disclosure was provided. Condition is Cleared.
300169959	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	TILA	Finance Charge Under Disclosed	Finance charge under disclosed due to transfer fee.	06/02/2016: Disagree,the transfer fee in question is charged to all new co-op owners which is not a Finance Charge per Reg Z. Fiance Charge was accurately disclosed. No Violation.	06/02/2016: Audit reviewed orignal HUD1 and find Lender is correct that fee should not have been listed. Condition is Cleared.
300169959	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Servicing Disclosure Statement	Servicing Disclosure was not located in the file.
06/02/2016: Servicing Transfer Disclosure Statement was provided with the Initial Disclosure Package on 08/21/12 but not imaged in the loan file. Cover page of the Initial Disclosure Package indicates that this disclosure was provided with the Initial Disclosure Package (please see page #2 of the Initial Disclosure attached)

06/10/2016:  Condition cleared.  Loan will be rated a B.
06/07/2016:  Received Automatic Debit Disclosure, not Servicing Disclosure.  Condition remains.
 06/02/2016: Lender did not provide any attached documents as indicated in their response.  Condition remains Active.

300169959	Per Note	NY	Underwriting Complete	Not Covered - Exempt	Not Covered - Exempt	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Appraisal	CDA not provided.		06/14/2016: CDA provided reflecting a value of $3,125,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300169964	Per Note	MA	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided.	The loan file is missing the Appraisal Disclosure.	06/02/2016: Disagree, please see initial disclosure attached
06/07/2016:  Received evidence borrower received Appraisal Disclosure within 3 business days of application date.  Condition cleared.
 06/02/2016: Document provided by the Lender was just the cover page for receipt and signature of Edocs, no Disclosures were attached. Condition remains active.

300169964	Per Note	MA	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	TILA	Missing ARM Loan Program Disclosure	Missing ARM loan disclosure.	06/02/2016: Disagree, please see previews initial disclosure attached

06/07/2016:  Received evidence borrower received initial ARM Disclosure within 3 business days of application date.  Condition cleared.
 06/02/2016: Document provided by the Lender was just the cover page for receipt and signature of Edocs, no Disclosures were attached. Condition remains active.

300169964	Per Note	MA	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Servicing Disclosure Statement	Missing Servicing Disclosure Statement.	06/02/2016: Disagree, please see previews initial disclosure attached
06/07/2016:  Received evidence borrower received Servicing Disclosure within 3 business days of application date.  Condition cleared.
 06/02/2016: 06/02/2016: Document provided by the Lender was just the cover page for receipt and signature of Edocs, no Disclosures were attached. Condition remains active.

300169964	Per Note	MA	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA was not provided.	06/01/2016: Disagree, please see previews initial disclosure attached
06/07/2016:  Received evidence borrower received FACTA Notice within 3 business days of application date.  Condition cleared.
 06/02/2016: Document provided by the Lender was just the cover page for receipt and signature of Edocs, no Disclosures were attached. Condition remains active.

300169964	Per Note	MA	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Good Faith Estimate	Initial GFE was not provided.	06/02/2016: Disagree, please see previews initial disclosure attached

06/07/2016:  Received evidence borrower received GFE within 3 business days of application date.  Condition cleared.
 06/02/2016: Document provided by the Lender was just the cover page for receipt and signature of Edocs, no Disclosures were attached. Condition remains active.

300169964	Per Note	MA	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	TILA	Missing Initial Truth in Lending (Lender Disclosure)	Missing Initial TIL.	06/02/2016: Disagree, please see previews initial disclosure attached

06/07/2016:  Received evidence borrower received initial TIL within 3 business days of application date.  Condition cleared.
 06/02/2016: 06/02/2016: 06/02/2016: Document provided by the Lender was just the cover page for receipt and signature of Edocs, no Disclosures were attached. Condition remains active.

300169964	Per Note	MA	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Counseling Disclosure.	06/02/2016: Disagree, please see previews initial disclosure attached

06/07/2016:  Received evidence borrower received HUD Counseling Disclosure within 3 business days of application date.  Condition cleared.
 06/02/2016: Document provided by the Lender was just the cover page for receipt and signature of Edocs, no Disclosures were attached. Condition remains active.

300169964	Per Note	MA	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.03.16: A CDA was provided with a value of $910,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.
300169965	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	General Compliance	ARM Loan Program Disclosure not provided within 3 days of application.	The ARM Disclosure dated 06/01/2015 not provided within 3 days of initial loan application dated 03/30/2015.		6/1/16: ARM Disclosure provided within 3 days of application. Condition cleared.
300169965	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure.		6/1/16: HUD Homeownership Counseling Disclosure provided within 3 days of application. Condition cleared.
300169965	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	TILA	Missing Initial Truth in Lending (Lender Disclosure)	Missing Initial Truth in Lending Disclosure.		6/1/16: Initial TIL provided within 3 days of application. Condition cleared.
300169965	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Servicing Disclosure Statement	Missing Servicing Disclosure Statement.		6/1/16: Servicing disclosure provided within 3 days of application. Condition cleared.
300169965	Per Note	NY	Underwriting Complete	Non-QM	Non-QM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		06.02.16 A CDA was provided with a value of $1,205,000 with a variance of 0%. CDA within acceptable tolerance. Condition cleared.